UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 November 2020
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Arizona Municipal Bond Fund	FAZTX	FZCCX	FAZCX	NMARX
Nuveen Colorado Municipal Bond Fund	FCOTX	FAFKX	FCOCX	FCORX
Nuveen New Mexico Municipal Bond Fund	FNMTX	FNCCX	FNMCX	FNMRX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

3

Chair’s Letter to Shareholders
Dear Shareholders,
As 2020 draws to a close, the concerns that dominated much of the year are beginning to show signs of easing. COVID-19 vaccines are being administered around the world, with several of the vaccine candidates announcing high efficacy rates during their phase 3 trials. Markets took a generally positive view of Joe Biden winning the Electoral College, with Congress’s final confirmation of the Electoral College vote on January 7, 2021. The U.S. economy has made a significant, although incomplete, turnaround from the depths of a historic recession. In late December, the U.S. government enacted another $900 billion in aid to individuals and businesses, extending some of the programs enacted earlier in the crisis. Ongoing fiscal and monetary stimulus along with widening vaccine distribution have bolstered confidence that a semblance of normalcy can return in 2021.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue into the New Year. COVID-19 cases are still alarmingly high in some regions, and the renewed restrictions on social and business activity taken by local and, in some cases, national authorities will undoubtedly hinder the economy’s momentum. The pandemic’s course can still be unpredictable. The timeline of vaccine rollouts depends on many variables, public confidence can shift and real-world efficacy remains to be seen. Additionally, after Democrats won both of Georgia’s Senate run-off elections, which provided them with a democratic majority (the Democratic Vice President-elect casts the tie breaking vote in a 50/50 split Senate), this changing political landscape may cause investment outlooks to shift. Nevertheless, short-term market fluctuations can provide opportunities to invest in new ideas as well as upgrade existing positioning, within our goal of providing long-term value for our shareholders.
The New Year can be an opportune time to assess your portfolio’s resilience and readiness for what may come next. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
January 21, 2021

4

Portfolio Managers' Comments
Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers Michael S. Hamilton and Christopher L. Drahn, CFA, review key investment strategies and the Funds’ performance during the six-month period ended November 30, 2020 of the Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund and Nuveen New Mexico Municipal Bond Fund. Michael has managed the Arizona and New Mexico Funds since 2011 and Chris has managed the Colorado Fund since that same year.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
Renewed COVID-19 coronavirus outbreaks across the U.S. and Europe prompted tightening COVID-19 restrictions at the local and, in some cases, national levels during the fall of 2020, weighing on short-term economic indicators. Additionally, certain government programs supporting businesses and workers are expiring with little clarity on extensions or replacement options. In late December 2020 (subsequent to the close of this reporting period), the U.S. government approved a $900 billion relief package. In November 2020, three vaccine trials announced successful results, paving the way for selective distribution at year end 2020 and inoculation of the wider public during 2021.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shutdowns across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.
While most markets have recovered most of their losses, volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments or widespread vaccination). The situation remains fluid, given production and logistical challenges with rolling out the vaccine as well as public trust in it, and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
5

Portfolio Managers' Comments (continued)
Nuveen Fund Advisors, LLC, and our portfolio management teams are monitoring the situation carefully and continuously refining our views and approaches to managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
How did the Funds perform during the six-month reporting period ended November 30, 2020?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for each share class of the Fund for the period ended November 30, 2020. Each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of its corresponding benchmark and Lipper classification average.
During the reporting period, the Class A Shares at NAV of all three Funds outperformed the S&P Municipal Bond Index to varying degrees. The Funds also outperformed their Lipper classification average.
What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance during the six-month reporting period ended November 30, 2020?
Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.
Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.
Nuveen Arizona Municipal Bond Fund
The Class A Shares of the Nuveen Arizona Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
The Fund's outperformance was driven by duration (interest rate) and yield curve positioning. Despite a brief spike in interest rates in September 2020, rates declined overall during the reporting period. The portfolio’s duration was longer than that of the index, which enabled the Fund to capture more of the beneficial effects of declining interest rates. The Fund’s emphasis on bonds with effective durations of six years and longer contributed to performance. As interest rates declined, these securities outpaced shorter-term securities, in which the portfolio was underweight.
Credit rating allocation also contributed to relative performance, particularly the Fund’s underweight in bonds with the highest credit rated bonds (AAA). This was a positive performance factor, given that higher rated securities generally lagged the lower quality bonds that made up more of the portfolio and that income seeking investors favored this reporting period. The performance benefit of this positioning, however, was slightly offset by the portfolio’s overweight in AA rated securities, which lagged the market overall as investors more commonly sought alternatives with more yield.
Security selection added value, particularly holdings that were both longer in duration and lower in quality. Some of the Fund’s best performers that included these features were prepaid gas bonds from Salt Verde Financial Corporation and certain securities issued by the Arizona Industrial Development Authority and the Maricopa County Industrial Development Authority.
Sector selection was a modest performance challenge. The Fund’s underweight in the transportation sector detracted from performance, given its relative outperformance of the index. Although the Fund had an overweight in the higher education sector, which outperformed the index, the positive impact was offset by the higher quality tilt of the Fund’s holdings in this market segment. In contrast, overweights in the health care and utilities sectors were positive for the Fund’s relative performance.
The Fund received significant shareholder inflows during the reporting period, which reflected demand for municipal bonds following the market’s first quarter 2020 downturn, as well as investors’ view of tax-exempt debt as a relative safe-haven during highly volatile market conditions. With these inflows, and the proceeds from bond maturities and calls, the Fund was actively purchasing bonds across the Arizona municipal market.
6

New investments were found in Arizona’s health care, utilities and tax-allocation sectors. Generally, the bonds added to the Fund during the reporting period had maturities ranging from 15 to 20 years, while purchasing bonds across a range of credit ratings and favored debt rated A and BBB when available.
Nuveen Colorado Municipal Bond Fund
The Class A Shares of the Nuveen Colorado Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
Favorable duration (interest rate) and yield curve positioning helped drive the Fund’s outperformance relative to the index. For this six-month reporting period, municipal bond yields generally fell, except on the shortest maturities, which resulted in a flattening yield curve. In this environment, the Fund’s greater interest rate sensitivity, including an overweighting in longer dated issues, contributed to relative performance.
The Fund’s credit quality positioning also added value. Reversing a trend from the prior six months, credit spreads generally narrowed during this reporting period, meaning that lower rated bonds outperformed as investors proved increasingly comfortable accepting credit risk. Against this backdrop, the Fund’s overweightings and individual investments in the BBB and non-rated market segments were positive performance factors.
The Fund materially benefited from an overweighting in health care bonds, especially those of hospital issuers, and a smaller overweighting in senior housing facility bonds. As investor comfort levels improved concerning the impact of the COVID-19 crisis on health care facilities, bonds in this sector staged a meaningful rebound. An overweighting in metropolitan (met) district debt further contributed. (With met districts, a common taxing entity in Colorado, subdivision developers finance their projects by selling bonds backed by property taxes on the residential or commercial properties the developers build.) The Fund's met district bond holdings outperformed the more traditional general obligation bond category found in the national index, in part owing to met district bonds’ generally higher yields.
One modest negative for the Fund’s relative performance, however, was an underweighting in the transportation sector, reflecting the lack of port bonds available in the Colorado marketplace coupled with an underweighting in toll road debt. The Fund did maintain a slight overweight in airport bonds, which modestly boosted returns, given these securities’ relative outperformance.
New purchases for the Fund generally emphasize bonds on the long end of the yield curve. During this reporting period, however, the combination of strong shareholder inflows, issuance patterns in Colorado and robust competing demand for longer dated issues resulted in a bit more usage of shorter and intermediate bonds during the reporting period. After taking advantage of opportunities in both the new issue and secondary municipal bond markets, and using the proceeds of shareholder inflows, bond calls and maturities, selling activity was minimal during the reporting period.
Notable individual purchases included bonds of Covenant Retirement Communities and various State of Colorado appropriation-backed bonds. The majority of purchases were spread out across a variety of metropolitan district, health care, utility and other sectors and individual issuers.
The Fund’s sector and credit exposures did not change dramatically. The Fund’s allocation to the AA rating credit tier did move modestly higher, somewhat reflecting competition in the marketplace for lower rated, higher yielding investment opportunities.
Nuveen New Mexico Municipal Bond Fund
The Class A Shares of the Nuveen New Mexico Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
The Fund benefited most from favorable duration (interest rate) and yield curve positioning. By maintaining a longer duration than the index, the Fund's portfolio captured more of the positive effects of an overall decline in interest rates. More specifically, the Fund’s overweight in bonds with effective durations of ten years and longer and corresponding underweight in securities with durations less than ten years proved helpful, as longer rates fell to a greater extent than shorter rates.
7

Portfolio Managers' Comments (continued)
Individual security selection also contributed to relative performance. The Fund benefited disproportionately from holding certain longer duration, lower rated bonds, as these characteristics benefited from investor demand. One standout individual holding was a position in the City of Santa Fe Retirement Facilities revenue bonds on behalf of the El Castillo Retirement Residences Project.
The Fund also benefited from certain out-of-state bonds, which were purchased prior to this reporting period at a time of constrained supply of New Mexico bonds that management deemed suitable for the Fund. Also, the Fund’s position in Ohio tobacco bonds rebounded strongly from its March 2020 low. The Fund further experienced good results from securities issued by Puerto Rico Sales Tax Financing Corp., known as COFINA bonds. Like all debt issued by U.S. territories, COFINA bonds may include exemptions from most federal, state and local taxes.
Unfavorable sector positioning detracted overall from the Fund’s relative performance, mainly due to an underweight in transportation bonds, a category that strongly rebounded as the U.S. economy reopened after the COVID-19 crisis shutdown in March 2020. In contrast, the Fund’s overweight in the higher education, dedicated-tax and health care sectors contributed to performance, as these sectors outperformed.
Throughout the reporting period, the Fund received significant shareholder inflows that, along with proceeds from called and matured securities, providing ample funds for management to purchase new bonds. Additions to the Fund's portfolio were mostly New Mexico bonds across various sectors, highlighted by charter schools, water/sewer and tax allocation. These purchases were focused on longer duration bonds, generally with lower to mid-investment grade credit ratings.
Notable out-of-state purchases this reporting period included hospital bonds issued in Arizona and Indiana that we believed offered enough yield to compensate for the lack of a tax advantage for New Mexico residents.
8

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds' use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds' exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.
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10

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.
11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Arizona Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/29/86	3.77%	4.59%	3.80%	4.30%	0.84%
Class A Shares at maximum Offering Price	10/29/86	(0.56)%	0.16%	2.92%	3.86%
S&P Municipal Bond Index	—	3.12%	4.68%	3.85%	4.40%
Lipper Other States Municipal Debt Funds Classification Average	—	2.85%	3.84%	2.98%	3.59%
Class C2 Shares	2/07/94	3.40%	4.03%	3.23%	3.73%	1.39%
Class I Shares	2/03/97	3.78%	4.81%	4.00%	4.50%	0.64%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	3.27%	3.75%	2.98%	3.43%	1.64%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.46%
12

Nuveen Colorado Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	5/04/87	3.59%	4.98%	4.03%	4.89%	0.78%
Class A Shares at maximum Offering Price	5/04/87	(0.73)%	0.60%	3.15%	4.45%
S&P Municipal Bond Index	—	3.12%	4.68%	3.85%	4.40%
Lipper Other States Municipal Debt Funds Classification Average	—	2.85%	3.84%	2.98%	3.59%
Class C2 Shares	2/05/97	3.32%	4.33%	3.44%	4.31%	1.33%
Class I Shares	2/25/97	3.70%	5.10%	4.22%	5.09%	0.58%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	3.18%	4.14%	3.20%	3.87%	1.58%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%
13

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen New Mexico Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	9/16/92	3.15%	4.86%	3.42%	3.70%	0.86%
Class A Shares at maximum Offering Price	9/16/92	(1.17)%	0.46%	2.53%	3.26%
S&P Municipal Bond Index	—	3.12%	4.68%	3.85%	4.40%
Lipper Other States Municipal Debt Funds Classification Average	—	2.85%	3.84%	2.98%	3.59%
Class C2 Shares	2/24/97	2.86%	4.28%	2.83%	3.13%	1.41%
Class I Shares	2/24/97	3.34%	5.17%	3.63%	3.92%	0.66%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	2.74%	4.02%	2.58%	3.02%	1.66%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%
14

Yields    as of November 30, 2020
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Arizona Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.19%	1.49%	1.75%	2.49%
SEC 30-Day Yield	1.00%	0.26%	0.49%	1.24%
Taxable-Equivalent Yield (45.3%)[2]	1.83%	0.48%	0.90%	2.27%
Nuveen Colorado Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	1.93%	1.22%	1.49%	2.23%
SEC 30-Day Yield	1.03%	0.29%	0.52%	1.28%
Taxable-Equivalent Yield (45.4%)[2]	1.88%	0.53%	0.95%	2.34%
Nuveen New Mexico Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.25%	1.56%	1.79%	2.56%
SEC 30-Day Yield	1.04%	0.30%	0.53%	1.28%
Taxable-Equivalent Yield (45.7%)[2]	1.91%	0.55%	0.98%	2.36%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
15

Holding Summaries    as of November 30, 2020
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Arizona Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.1%
Other Assets Less Liabilities	2.4%
Net Assets Plus Floating Rate Obligations	100.5%
Floating Rate Obligations	(0.5)%
Net Assets	100%

States and Territories (% of total municipal bonds)
Arizona	95.2%
Guam	2.2%
Puerto Rico	1.7%
Virgin Islands	0.9%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	23.4%
Education and Civic Organizations	22.3%
Health Care	14.5%
Tax Obligation/General	14.2%
Utilities	13.4%
Transportation	6.1%
Other	6.1%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	3.7%
AAA	7.8%
AA	55.8%
A	18.5%
BBB	3.5%
BB or Lower	3.6%
N/R (not rated)	7.1%
Total	100%
16

Nuveen Colorado Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	93.7%
Short-Term Municipal Bonds	4.2%
Other Assets Less Liabilities	2.1%
Net Assets	100%

States and Territories (% of total municipal bonds)
Colorado	99.5%
Puerto Rico	0.5%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	36.9%
Health Care	17.4%
Utilities	12.4%
Tax Obligation/General	11.4%
Education and Civic Organizations	8.0%
Transportation	6.3%
U.S. Guaranteed	5.0%
Other	2.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	5.0%
AAA	2.2%
AA	61.6%
A	14.0%
BBB	7.9%
BB or Lower	2.2%
N/R (not rated)	7.1%
Total	100%
17

Holding Summaries    as of November 30, 2020 (continued)
Nuveen New Mexico Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.2%
Other Assets Less Liabilities	1.8%
Net Assets	100%

States and Territories (% of total municipal bonds)
New Mexico	86.0%
Guam	5.2%
Virgin Islands	2.3%
Puerto Rico	2.1%
Washington	1.5%
Ohio	1.1%
Arizona	0.6%
California	0.6%
Indiana	0.6%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	38.7%
Utilities	25.8%
Health Care	11.5%
Education and Civic Organizations	7.1%
Tax Obligation/General	6.7%
Other	10.2%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.7%
AAA	27.8%
AA	41.3%
A	10.7%
BBB	6.3%
BB or Lower	4.5%
N/R (not rated)	7.7%
Total	100%
18

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2020.
The beginning of the period is June 1, 2020.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Arizona Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,037.72	$1,032.66	$1,034.02	$1,037.82
Expenses Incurred During the Period	$ 4.19	$ 8.25	$ 6.99	$ 3.17
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.96	$1,016.95	$1,018.20	$1,021.96
Expenses Incurred During the Period	$ 4.15	$ 8.19	$ 6.93	$ 3.14
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62%, 1.37% and 0.62% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
19

Expense Examples    (continued)
Nuveen Colorado Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,035.92	$1,031.83	$1,033.24	$1,036.96
Expenses Incurred During the Period	$ 3.98	$ 8.05	$ 6.78	$ 2.96
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.15	$1,018.40	$1,022.16
Expenses Incurred During the Period	$ 3.95	$ 7.99	$ 6.73	$ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen New Mexico Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,031.49	$1,027.38	$1,028.62	$1,033.44
Expenses Incurred During the Period	$ 4.28	$ 8.34	$ 7.07	$ 3.26
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.86	$1,016.85	$1,018.10	$1,021.86
Expenses Incurred During the Period	$ 4.26	$ 8.29	$ 7.03	$ 3.24
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64%, 1.39% and 0.64% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
20

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Education and Civic Organizations – 21.9%
$ 1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B, 5.000%, 7/01/47	7/26 at 100.00	AA	$1,191,090
500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41	7/25 at 100.00	AA	583,210
1,620	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	AA	1,980,774
635	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Refunding Series 2020A, 4.000%, 8/01/44	8/30 at 100.00	Aa3	743,071
940	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	Aa3	1,056,861
1,500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	1,748,400
1,250	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2016, 5.000%, 6/01/38	6/26 at 100.00	Aa2	1,506,050
500	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Series 2019A, 5.000%, 6/01/38	6/29 at 100.00	Aa2	647,220
215	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A, 5.125%, 7/01/37, 144A	7/26 at 100.00	BB	239,362
220	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA-	255,706
25	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	28,108
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017F:
300	5.000%, 7/01/37	7/27 at 100.00	AA-	355,809
705	5.000%, 7/01/47	7/27 at 100.00	AA-	819,421
150	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	165,810
230	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A, 6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	246,624
775	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017A, 5.000%, 3/01/48	9/27 at 100.00	AA-	910,013
1,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	AA-	1,337,416
125	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%, 7/01/27, 144A	No Opt. Call	BB	132,718
135	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	AA-	161,636
21

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 180	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A	7/26 at 100.00	BB+	$206,118
500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project, Series 2020A-2, 6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	565,270
105	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	106,577
2,950	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A, 5.000%, 10/01/45	10/29 at 100.00	BBB+	3,370,611
1,160	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019, 5.000%, 7/01/37	7/29 at 100.00	BBB	1,399,436
145	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	174,454
210	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%, 7/01/48	7/27 at 100.00	AA-	247,783
780	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/43	1/30 at 100.00	AA-	965,523
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A:
750	5.000%, 7/01/39	7/29 at 100.00	AA-	922,102
335	5.000%, 7/01/49	7/29 at 100.00	AA-	403,360
380	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	410,651
600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa3	675,978
3,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020, 4.000%, 7/01/50	1/30 at 100.00	A2	3,260,130
775	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	924,645
695	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	774,911
800	Northern Arizona University, System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	922,832
1,000	Northern Arizona University, System Revenue Bonds, Refunding Series 2020B, 5.000%, 6/01/39 – BAM Insured	6/30 at 100.00	AA	1,280,680
25	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	26,903
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42	9/22 at 100.00	BB	412,884
690	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	BB+	706,615
400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%, 7/01/41	7/25 at 100.00	BBB-	440,464
220	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	236,548
22

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 350	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB+	$380,849
610	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/45, 144A	9/30 at 100.00	Ba2	645,661
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015:
100	3.250%, 7/01/25	No Opt. Call	BBB-	103,994
250	5.000%, 7/01/35	7/25 at 100.00	BBB-	276,955
800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	AA-	961,048
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A3	1,145,780
1,125	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (4)	6/22 at 100.00	A	1,174,747
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
100	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	93,251
320	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	290,707
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	105,267
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	26,254
95	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	107,335
215	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	215,200
250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	267,875
145	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017, 5.000%, 7/01/34 – BAM Insured	7/26 at 100.00	AA	177,133
470	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 – BAM Insured	6/24 at 100.00	AA	534,498
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/22	No Opt. Call	AA-	268,555
500	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	537,510
34,780	Total Education and Civic Organizations			39,856,393
	Health Care – 14.2%
590	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	AA-	662,623
1,480	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	A1	1,539,940
1,510	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42	12/24 at 100.00	A2	1,720,237
23

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children's National Prince County Regional Medical Center, Series 2020A:
$ 105	4.000%, 9/01/36	9/30 at 100.00	A1	$121,911
890	4.000%, 9/01/38	9/30 at 100.00	A1	1,026,143
405	4.000%, 9/01/39	9/30 at 100.00	A1	465,880
250	4.000%, 9/01/46	9/30 at 100.00	A1	282,650
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
1,100	3.000%, 2/01/39	2/30 at 100.00	A1	1,175,779
2,045	4.000%, 2/01/50	2/30 at 100.00	A1	2,321,852
600	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	736,860
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750	5.000%, 1/01/32	1/27 at 100.00	AA-	2,164,103
2,000	5.000%, 1/01/35	1/27 at 100.00	AA-	2,449,500
1,000	5.000%, 1/01/38	1/27 at 100.00	AA-	1,212,390
2,850	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44	7/29 at 100.00	AA-	3,325,038
1,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%, 1/01/45	7/30 at 100.00	AA-	1,178,810
1,025	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C Re-offering, 5.000%, 9/01/35 – AGM Insured	12/20 at 100.00	AA	1,028,670
580	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Northern Arizona Healthcare System, Refunding Series 2011, 5.250%, 10/01/26	10/21 at 100.00	AA-	602,127
295	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016, 5.000%, 8/01/36	8/26 at 100.00	A+	345,182
750	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33	8/23 at 100.00	A+	825,075
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019:
815	5.000%, 8/01/39	8/29 at 100.00	A+	1,013,754
1,060	4.000%, 8/01/43	8/29 at 100.00	A+	1,207,563
500	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32	8/24 at 100.00	A	567,695
22,600	Total Health Care			25,973,782
	Housing/Multifamily – 1.3%
500	Arizona Industrial Development Authority, Student Housing Revenue Bonds, Provident Group - NCCU Properties LLC- North Carolina Central University, Series 2019A, 5.000%, 6/01/38 – BAM Insured	6/29 at 100.00	AA	612,535
1,765	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (AMT) (Mandatory Put 11/01/21)	12/20 at 100.00	N/R	1,767,012
2,265	Total Housing/Multifamily			2,379,547
24

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.0%
$ 120	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	$115,771
935	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	946,576
220	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	225,126
530	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	556,553
1,805	Total Long-Term Care			1,844,026
	Tax Obligation/General – 13.9%
550	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	678,414
765	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	AAA	886,184
860	El Mirage, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	914,988
425	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30	7/23 at 100.00	Aa1	482,830
1,000	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	Aa1	1,186,460
1,500	Marana Unified School District No 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	1,838,565
810	Maricopa County Elementary School District 68, Alhambra, Arizona, General Obligation Bonds, Project of 2017, Series 2019B, 4.000%, 7/01/39	7/28 at 100.00	AA	943,383
1,045	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 1990, Series 1990A, 5.000%, 7/01/38	7/28 at 100.00	Aa1	1,323,451
370	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%, 7/01/37	7/27 at 100.00	Aa1	458,400
600	Maricopa County School District 28 Kyrene Elementary, Arizona, General Obligation Bonds, School Improvement, Project 2017 Series 2020B, 4.000%, 7/01/40	7/29 at 100.00	Aa1	714,558
1,050	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C, 5.000%, 7/01/35	7/28 at 100.00	Aa3	1,296,802
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	1,240,600
265	Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, Improvement Second Series 2020, 4.000%, 7/01/40 (WI/DD, Settling 12/17/20)	7/29 at 100.00	AAA	320,062
1,000	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, School Improvement Series 2020, 4.000%, 7/01/38	7/29 at 100.00	Aa2	1,187,490
860	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/35	7/27 at 100.00	AAA	1,067,776
2,000	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AAA	2,470,700
260	Mesa, Arizona, General Obligation, Series 2020, 3.000%, 7/01/33 (WI/DD, Settling 12/10/20)	7/30 at 100.00	AAA	295,030
25

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 750	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017, 5.000%, 7/01/35	7/27 at 100.00	Aa3	$923,190
690	Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AA-	854,406
335	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	345,707
1,125	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,291,106
500	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project of 2011, Series 2013B, 5.000%, 7/01/32 – BAM Insured	7/23 at 100.00	AA	555,375
750	Pima County Unified School District 20 Vail, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 – AGM Insured	7/25 at 100.00	AA	885,773
750	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement, Project of 2014, Series 2019E, 4.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	898,597
800	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A, 5.000%, 7/01/36 – BAM Insured	7/27 at 100.00	AA	982,096
500	Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%, 7/01/33	7/29 at 100.00	AA+	613,690
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B:
360	4.500%, 7/01/33	7/24 at 100.00	AA-	400,266
335	4.500%, 7/01/34	7/24 at 100.00	AA-	372,158
21,255	Total Tax Obligation/General			25,428,057
	Tax Obligation/Limited – 23.0%
100	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	100,446
330	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	343,979
120	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA	135,859
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,189,440
475	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43	7/29 at 100.00	N/R	495,952
675	Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45	7/30 at 100.00	N/R	707,866
100	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)	7/27 at 100.00	N/R	77,000
500	Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%, 7/01/30 – RAAI Insured	7/25 at 100.00	AA	596,960
450	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	486,149
500	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – AGM Insured	7/27 at 100.00	AA	599,690
26

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	$1,219,810
1,300	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2019, 4.000%, 7/15/39 – BAM Insured	7/29 at 100.00	AA	1,512,888
143	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38	7/23 at 100.00	N/R	145,580
299	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43	7/27 at 100.00	N/R	311,166
	Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation Bonds, Series 2020:
315	4.000%, 7/15/30	No Opt. Call	N/R	352,236
480	4.000%, 7/15/35	7/30 at 100.00	N/R	523,786
295	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured	7/27 at 100.00	AA	357,988
345	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	370,313
750	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016, 4.000%, 7/15/36 – BAM Insured	7/26 at 100.00	AA	842,812
260	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	318,068
1,500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2020, 4.000%, 7/15/40 – BAM Insured	7/30 at 100.00	AA	1,772,805
256	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37	7/27 at 100.00	N/R	261,130
1,000	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Series 2012C, 4.000%, 7/01/38	1/23 at 100.00	AA	1,058,470
400	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32	7/26 at 100.00	A1	455,112
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	1,035,460
165	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – BAM Insured	7/27 at 100.00	AA	196,423
	Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
500	3.000%, 7/01/39 (WI/DD, Settling 12/10/20)	7/30 at 100.00	AA+	539,800
115	4.000%, 7/01/40 (WI/DD, Settling 12/10/20)	7/30 at 100.00	AA+	137,027
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA-	307,977
1,625	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	AAA	1,955,639
810	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36	12/22 at 100.00	A	874,751
500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	572,385
1,500	Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%, 8/01/38	8/28 at 100.00	AA	1,758,570
27

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$ 1,250	4.550%, 7/01/40	7/28 at 100.00	N/R	$1,354,537
1,000	0.000%, 7/01/46	7/28 at 41.38	N/R	300,160
850	4.750%, 7/01/53	7/28 at 100.00	N/R	923,465
425	5.000%, 7/01/58	7/28 at 100.00	N/R	468,762
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016:
520	4.000%, 8/01/33	8/26 at 100.00	AA	594,662
560	4.000%, 8/01/35	8/26 at 100.00	AA	638,098
760	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA	952,288
2,500	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2020, 4.000%, 8/01/45	8/30 at 100.00	AA	2,987,500
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
600	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	673,428
900	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	1,003,131
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/35	7/25 at 100.00	AAA	1,189,940
880	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AAA	1,095,970
805	Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/30	7/25 at 100.00	AA+	967,964
600	Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/31	7/26 at 100.00	AAA	743,292
940	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AAA	1,005,180
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
100	4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	103,946
985	5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,054,472
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	535,265
1,090	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A	7/21 at 100.00	N/R	1,110,405
2,260	Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds, Series 2020, 4.000%, 7/01/40 – BAM Insured	7/29 at 100.00	AA	2,593,847
37,633	Total Tax Obligation/Limited			41,909,849
	Transportation – 6.0%
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
390	5.000%, 7/01/40	7/25 at 100.00	A1	446,819
1,315	5.000%, 7/01/45	7/25 at 100.00	A1	1,497,246
2,425	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	2,981,173
28

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/30 (AMT)	7/23 at 100.00	Aa3	$1,097,220
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A:
1,000	5.000%, 7/01/37 (AMT)	7/27 at 100.00	Aa3	1,195,570
1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	1,183,390
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
1,000	5.000%, 7/01/32	7/29 at 100.00	A3	1,191,120
1,090	5.000%, 7/01/39	7/29 at 100.00	A3	1,270,853
9,220	Total Transportation			10,863,391
	U.S. Guaranteed – 3.7% (6)
1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,075,210
500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 2011B-1&2, 5.000%, 3/01/41 (Pre-refunded 3/01/21) – AGM Insured	3/21 at 100.00	AA	505,925
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	563,435
900	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	967,689
430	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	N/R	499,767
460	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	471,040
165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.300%, 7/01/42 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	170,590
560	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	601,653
1,225	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,266,197
575	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+	585,856
6,315	Total U.S. Guaranteed			6,707,362
	Utilities – 13.1%
1,285	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016, 5.000%, 1/01/35	1/26 at 100.00	AA+	1,550,365
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Senior Lien Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	535,000
790	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 5.000%, 7/01/45 – AGM Insured	7/26 at 100.00	AA	935,297
875	Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2020, 4.000%, 7/01/49 – AGM Insured	7/29 at 100.00	AA	1,034,364
29

Nuveen Arizona Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	$586,035
735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	851,270
760	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	858,230
450	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	530,797
800	Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/43	7/29 at 100.00	Aa2	1,024,496
	Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
500	4.000%, 7/01/42 (WI/DD, Settling 12/10/20)	7/30 at 100.00	Aa2	603,970
500	4.000%, 7/01/43 (WI/DD, Settling 12/10/20)	7/30 at 100.00	Aa2	602,430
1,000	3.000%, 7/01/44 (WI/DD, Settling 12/10/20)	7/30 at 100.00	Aa2	1,113,650
585	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29	7/24 at 100.00	AA+	680,162
1,040	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AAA	1,187,212
1,325	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44	7/30 at 100.00	AAA	1,743,448
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/27	7/22 at 100.00	AA	1,071,320
305	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A+	371,109
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A:
500	5.000%, 12/01/36	6/25 at 100.00	AA+	593,315
1,000	5.000%, 12/01/45	6/25 at 100.00	AA+	1,181,760
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/38	1/27 at 100.00	AA+	1,230,110
1,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39	1/30 at 100.00	AA+	1,219,570
1,805	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	2,554,201
760	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	1/21 at 100.00	N/R	723,254
1,000	Yuma Municipal Property Corporation, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28	7/25 at 100.00	AA-	1,202,950
20,015	Total Utilities			23,984,315
$ 155,888	Total Long-Term Investments (cost $167,529,938)			178,946,722
	Floating Rate Obligations – (0.5)%			(845,000)
	Other Assets Less Liabilities – 2.4%			4,257,388
	Net Assets – 100%			$ 182,359,110
30

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.
31

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 93.7%
	MUNICIPAL BONDS – 93.7%
	Education and Civic Organizations – 7.9%
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds, Monument Academy Charter School Project, Refunding Series 2014:
$ 290	4.000%, 10/01/24	No Opt. Call	A+	$321,465
720	3.625%, 10/01/29	10/24 at 100.00	A+	769,673
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A:
500	5.000%, 7/01/36, 144A	7/25 at 100.00	BB	516,495
500	5.250%, 7/01/46, 144A	7/25 at 100.00	BB	516,185
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	12/20 at 100.00	AA	1,001,470
505	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	555,631
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - DCS Montessori School, Refunding & Improvement Series 2012, 4.000%, 7/15/27	7/22 at 100.00	A+	522,815
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A:
315	5.000%, 1/15/29	1/24 at 100.00	A+	348,989
500	5.000%, 1/15/44	1/24 at 100.00	A+	541,210
450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	BB+	460,552
920	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.000%, 12/01/29	12/20 at 100.00	AA-	921,684
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34, 144A	7/24 at 100.00	BB	1,033,780
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38	12/24 at 100.00	A+	1,119,900
910	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB	922,658
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	719,490
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 5.000%, 12/15/45	12/25 at 100.00	BBB-	1,086,790
230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Refunding & Improvement Series 2016, 4.000%, 6/01/21	No Opt. Call	A+	233,646
32

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 500	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A	$596,540
500	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43	4/23 at 100.00	A-	535,450
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
255	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	268,538
1,000	5.000%, 10/01/59, 144A	10/27 at 100.00	Ba1	1,047,260
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012B, 5.000%, 9/01/33	9/22 at 100.00	A+	1,056,420
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
370	4.000%, 3/01/34	3/27 at 100.00	AA-	417,171
1,000	4.000%, 3/01/35	3/27 at 100.00	AA-	1,125,730
400	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, West Ridge Academy Charter School, Refunding & Improvement Series 2019, 5.000%, 6/01/49	6/24 at 100.00	Aa3	435,004
1,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2019B, 5.000%, 5/15/44	5/29 at 100.00	Aa2	1,250,640
3,000	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42	12/27 at 100.00	A+	3,583,710
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B:
500	5.000%, 3/01/34	3/27 at 100.00	Aa3	606,280
500	5.000%, 3/01/41	3/27 at 100.00	Aa3	597,880
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A:
1,335	4.000%, 3/01/34	9/27 at 100.00	AA	1,555,769
1,450	4.000%, 3/01/40	9/27 at 100.00	AA	1,663,019
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	1,722,945
2,510	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%, 3/01/49	3/30 at 100.00	AA	3,202,860
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35	3/25 at 100.00	Aa3	2,186,940
1,000	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	1,117,190
3,410	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2017A-2, 4.000%, 6/01/36	6/28 at 100.00	Aa1	4,026,494
2,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	Aa2	2,309,380
36,170	Total Education and Civic Organizations			40,897,653
33

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 15.9%
$ 2,220	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Series 2012, 5.000%, 10/01/42	10/22 at 100.00	A-	$2,343,188
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A:
1,760	5.000%, 11/15/37	11/29 at 100.00	AA	2,254,701
3,000	4.000%, 11/15/38	11/29 at 100.00	AA	3,532,290
2,000	4.000%, 11/15/43	11/29 at 100.00	AA	2,320,640
715	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49 (Mandatory Put 11/19/26)	No Opt. Call	AA	898,483
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	AA	1,430,455
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016B:
110	5.000%, 11/15/28	5/26 at 100.00	AA	133,869
290	5.000%, 11/15/29	5/26 at 100.00	AA	351,106
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A:
2,000	5.000%, 11/15/48	5/28 at 100.00	AA	2,413,800
2,230	4.000%, 11/15/48	5/28 at 100.00	AA	2,517,915
5,650	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	6,892,830
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/29	5/24 at 100.00	AA	1,138,430
400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36 (Mandatory Put 11/15/26)	No Opt. Call	AA	502,492
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
700	5.000%, 10/01/29	No Opt. Call	A-	899,612
700	5.000%, 10/01/30	No Opt. Call	A-	913,045
1,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Refunding Series 2020A, 0.120%, 12/01/52 (Mandatory Put 11/30/20)	11/20 at 100.00	AA+	1,250,000
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A:
1,715	5.000%, 12/01/41	6/26 at 100.00	A+	1,999,141
2,200	5.000%, 12/01/44	6/26 at 100.00	A+	2,551,582
100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/25	No Opt. Call	BBB+	117,915
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
130	5.000%, 8/01/36	8/29 at 100.00	BBB+	161,292
6,085	5.000%, 8/01/44	8/29 at 100.00	BBB+	7,331,877
4,000	4.000%, 8/01/49	8/29 at 100.00	BBB+	4,431,720
34

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	$1,713,955
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center Inc Project, Refunding Series 2017:
265	5.000%, 9/01/24	No Opt. Call	Baa1	302,635
235	5.000%, 9/01/26	No Opt. Call	Baa1	283,774
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530	5.000%, 9/01/31	9/25 at 100.00	Baa1	4,064,760
1,315	4.000%, 9/01/34	9/25 at 100.00	Baa1	1,433,416
250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	Baa1	282,123
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A:
545	5.000%, 11/01/32	11/29 at 100.00	A+	696,058
500	4.000%, 11/01/39	11/29 at 100.00	A+	578,795
3,950	5.000%, 11/01/49	11/29 at 100.00	A+	4,835,511
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
1,245	5.000%, 1/01/31	1/30 at 100.00	AA-	1,636,839
3,500	4.000%, 1/01/35	1/30 at 100.00	AA-	4,158,175
3,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019B, 4.000%, 1/01/40	1/30 at 100.00	AA-	4,090,905
575	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.000%, 1/01/44	1/24 at 100.00	AA-	631,040
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A-	2,237,480
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A:
225	4.000%, 5/15/33	5/27 at 100.00	A-	254,498
1,340	4.000%, 5/15/34	5/27 at 100.00	A-	1,511,413
1,050	4.000%, 5/15/35	5/27 at 100.00	A-	1,173,952
	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010:
515	5.500%, 9/01/25	12/20 at 100.00	BB	516,823
600	5.500%, 9/01/30	12/20 at 100.00	BB	601,770
250	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A, 5.000%, 12/01/39	12/23 at 100.00	BBB	270,665
1,160	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Refunding Series 2019C, 5.000%, 11/15/47 (Mandatory Put 11/15/24)	5/24 at 100.00	AA	1,335,566
3,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2017C-2, 5.000%, 11/15/38 (Mandatory Put 3/01/22)	9/21 at 100.00	AA	3,100,110
35

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2019-B2, 0.100%, 11/15/24 (Mandatory Put 12/07/20)	11/20 at 100.00	AA	$ 500,000
71,035	Total Health Care			82,596,646
	Housing/Multifamily – 0.0%
280	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%, 11/01/27 – AGM Insured (AMT)	12/20 at 100.00	A2	281,086
	Housing/Single Family – 0.5%
2,500	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Adjustable Rate Series 2019-D, 0.140%, 11/01/37 (AMT) (Mandatory Put 12/07/20)	11/20 at 100.00	AAA	2,500,000
	Long-Term Care – 1.9%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	500,275
410	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Refunding Series 2012, 5.000%, 1/01/22	No Opt. Call	N/R	422,673
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016:
1,315	5.000%, 1/01/31	1/24 at 102.00	N/R	1,413,375
2,315	5.000%, 1/01/37	1/24 at 102.00	N/R	2,461,331
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/50	12/27 at 103.00	A-	2,207,700
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2015A, 5.000%, 12/01/35	6/25 at 100.00	A-	1,118,810
300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	N/R	344,637
1,430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017B, 5.000%, 5/15/48	5/23 at 100.00	N/R	1,503,016
9,270	Total Long-Term Care			9,971,817
	Tax Obligation/General – 11.2%
	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015:
3,090	5.000%, 12/01/29	12/25 at 100.00	AA	3,773,724
250	5.000%, 12/01/40	12/25 at 100.00	AA	299,573
1,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A, 5.500%, 12/01/38	12/28 at 100.00	AA	1,316,910
	Aspen Fire Protection District, Pitkin County, Colorado, Certificates of Participation, Series 2019:
500	4.000%, 12/01/31	12/29 at 100.00	A+	612,655
200	4.000%, 12/01/32	12/29 at 100.00	A+	243,410
350	4.000%, 12/01/36	12/29 at 100.00	A+	420,445
150	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA+	173,921
36

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A:
$ 2,475	5.000%, 12/01/33	6/29 at 100.00	AA+	$3,278,311
1,295	4.000%, 12/01/44	6/29 at 100.00	AA+	1,532,814
	Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2019:
500	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	655,770
1,050	4.000%, 12/01/36 – BAM Insured	12/29 at 100.00	AA	1,256,472
1,000	Denver, Colorado, General Obligation Bonds, Elevate Denver, Series 2019A, 5.000%, 8/01/28	No Opt. Call	AAA	1,338,730
2,040	Eagle River Fire Protection District, Eagle County, Colorado, General Obligation Bonds, Series 2016, 4.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	2,261,462
	Eagle River Water and Sanitation District, Eagle County, Colorado, General Obligation Bonds, Series 2016:
780	4.500%, 12/01/36	12/26 at 100.00	AA-	916,656
2,500	5.000%, 12/01/45	12/26 at 100.00	AA-	3,021,550
1,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2017, 4.000%, 12/15/40	12/26 at 100.00	Aa2	1,532,076
1,240	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2020, 5.000%, 12/15/30	12/29 at 100.00	Aa2	1,684,230
260	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	AA	267,493
	Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015:
600	3.250%, 12/01/29 – AGM Insured	12/25 at 100.00	AA	662,496
440	5.000%, 12/01/30 – AGM Insured	12/25 at 100.00	AA	531,555
1,275	5.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	1,538,912
1,300	Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding & improvement, Series 2019, 4.000%, 10/01/37	10/27 at 100.00	AA-	1,498,302
	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018:
655	5.250%, 12/01/34 – AGM Insured	12/28 at 100.00	AA	798,242
1,750	5.250%, 12/01/37 – AGM Insured	12/28 at 100.00	AA	2,086,140
	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Refunding Series 2014A:
1,000	4.000%, 12/01/32	12/24 at 100.00	Aa2	1,110,560
1,000	4.000%, 12/01/33	12/24 at 100.00	Aa2	1,106,680
595	Ignacio School District 11JT, La Plata County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/28	12/26 at 100.00	Aa2	706,426
	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Refunding Series 2019:
1,415	5.000%, 12/15/28	No Opt. Call	Aa2	1,896,143
1,250	5.000%, 12/15/29	12/28 at 100.00	Aa2	1,668,775
750	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/35	12/26 at 100.00	AA+	862,110
37

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,040	Platte Valley Fire Protection District, Colorado, Certificates of Participation, Series 2012, 5.000%, 12/01/46	12/21 at 100.00	A2	$1,061,455
	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Series 2020:
1,240	5.000%, 12/15/31	12/29 at 100.00	AA	1,675,438
1,000	5.000%, 12/15/34	12/29 at 100.00	AA	1,329,630
1,000	5.000%, 12/15/38	12/29 at 100.00	AA	1,313,120
450	South Suburban Park and Recreation District, Arapahoe, Douglas, and Jefferson Counties, Colorado, General Obligation Bonds, Series 2019, 4.000%, 12/15/37	12/29 at 100.00	AA	541,440
	Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020:
2,000	5.000%, 12/01/32	12/29 at 100.00	AA	2,692,540
1,500	5.000%, 12/01/44	12/29 at 100.00	AA	1,948,740
3,130	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/26 – AGM Insured	No Opt. Call	AA	3,970,749
1,400	Weld County School District RE7, Colorado, General Obligation Bonds, Series 2019, 4.000%, 12/01/31	12/29 at 100.00	Aa2	1,749,034
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
200	4.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	240,736
200	4.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	243,500
2,000	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/43 – AGM Insured	12/28 at 100.00	AA	2,477,480
47,215	Total Tax Obligation/General			58,296,405
	Tax Obligation/Limited – 35.0%
300	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	310,197
1,650	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	AA	1,972,723
500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	528,645
4,150	Aspen, Colorado, Certificates of Participation, Series 2019, 5.000%, 12/01/48	12/29 at 100.00	Aa1	5,268,757
600	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	627,528
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/48	9/24 at 103.00	N/R	515,550
200	Breckenridge, Colorado, Certificates of Participation, Refunding & Improvement Series 2020B, 5.000%, 12/01/28	No Opt. Call	Aa2	261,410
1,050	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/37	12/22 at 103.00	N/R	1,102,395
600	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 3.375%, 12/01/26, 144A	12/25 at 103.00	N/R	609,798
38

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018A:
$ 1,020	5.000%, 12/01/34 – BAM Insured	12/28 at 100.00	AA	$1,288,352
1,805	4.000%, 12/01/47 – BAM Insured	12/28 at 100.00	AA	2,073,133
1,145	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	1,184,915
500	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.625%, 12/01/38	12/23 at 100.00	BBB	542,700
130	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB+	135,680
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	517,405
500	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	517,670
1,100	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,170,015
2,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2017J, 5.250%, 3/15/42	3/27 at 100.00	Aa2	2,450,980
	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2019O:
1,000	5.000%, 3/15/30	3/29 at 100.00	Aa2	1,325,650
820	5.000%, 3/15/31	3/29 at 100.00	Aa2	1,081,260
1,000	4.000%, 3/15/44	3/29 at 100.00	Aa2	1,177,480
1,275	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/41	6/30 at 100.00	Aa2	1,515,070
1,000	Colorado State, Certificates of Participation, Rural Series 2018A, 4.000%, 12/15/35	12/28 at 100.00	Aa2	1,193,180
	Colorado State, Certificates of Participation, Rural Series 2020A:
6,250	5.000%, 12/15/30	No Opt. Call	Aa2	8,653,812
1,000	4.000%, 12/15/35	12/30 at 100.00	Aa2	1,232,630
1,085	4.000%, 12/15/37	12/30 at 100.00	Aa2	1,327,997
270	Colorado State, General Fund Tax and Revenue Anticipation Notes, Series 2020, 4.000%, 6/25/21	No Opt. Call	N/R	275,854
2,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%, 8/01/36 – BAM Insured	8/25 at 100.00	AA	2,377,400
1,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	AA	1,138,560
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
1,200	5.000%, 8/01/41	8/26 at 100.00	AA	1,452,120
6,000	5.000%, 8/01/46	8/26 at 100.00	AA	7,216,800
39

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2020:
$ 375	4.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	$445,489
350	4.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	421,288
700	4.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	854,042
900	Cottonwood Highlands Metropolitan District No 1, In the town of Parker, Colorado, Limited Tax, Convertible to Unlimited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	931,977
1,000	Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 – AGM Insured	12/28 at 100.00	AA	1,131,080
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
250	5.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	301,883
225	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	279,110
275	5.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	347,020
500	4.000%, 12/01/32 – AGM Insured	12/30 at 100.00	AA	607,295
500	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	512,915
971	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	1,007,917
1,185	Denver City and County School District 1, Colorado, Lease Purchase Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45	12/25 at 100.00	Aa2	1,411,157
2,155	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA	2,544,215
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
500	5.000%, 12/01/29	12/26 at 100.00	Baa2	573,655
1,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	1,131,210
2,000	5.000%, 12/01/35	12/26 at 100.00	Baa2	2,243,320
140	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A, 5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	148,298
500	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	510,580
1,000	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48	6/26 at 100.00	AA+	1,082,450
1,590	Denver, Colorado, Certificates of Participation, Wellington E Webb Municipal Office Building, Refunding Series 2008A-3, 0.130%, 12/01/31 (Mandatory Put 11/30/20)	11/20 at 100.00	AA+	1,590,000
1,225	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38	12/28 at 100.00	Aa1	1,579,111
40

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Dove Valley Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2019:
$ 500	4.000%, 12/01/35	12/29 at 100.00	AA	$616,990
700	4.000%, 12/01/36	12/29 at 100.00	AA	860,643
750	4.000%, 12/01/37	12/29 at 100.00	AA	919,508
1,000	4.000%, 12/01/38	12/29 at 100.00	AA	1,217,890
1,000	4.000%, 12/01/39	12/29 at 100.00	AA	1,210,790
1,500	Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 – BAM Insured	12/28 at 100.00	AA	1,883,535
2,000	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2017B, 5.000%, 12/15/42	12/26 at 100.00	Aa3	2,419,240
1,570	Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37	11/24 at 100.00	AA	1,823,586
	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A:
500	3.000%, 12/01/29	9/24 at 103.00	Ba1	517,560
595	5.000%, 12/01/39	9/24 at 103.00	Ba1	642,053
	Flying Horse Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A:
325	4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	348,182
600	4.000%, 12/01/39 – AGM Insured	12/30 at 100.00	AA	724,050
500	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	519,690
	Fraser Valley Metropolitan Recreation District, Grand County, Colorado, General Obligation Bonds, Refunding Series 2020:
500	2.000%, 12/01/24	No Opt. Call	AA	530,660
375	2.000%, 12/01/25	No Opt. Call	AA	402,923
400	2.000%, 12/01/26	No Opt. Call	AA	432,320
325	4.000%, 12/01/27	No Opt. Call	AA	394,872
520	4.000%, 12/01/29	No Opt. Call	AA	648,237
	Fronterra Village Metropolitan District 2, Commerce City, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2019:
120	4.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	128,137
275	4.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	302,951
800	Glen Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 – BAM Insured	12/25 at 100.00	AA	896,960
	Grand Junction, Colorado, Certificates of Participation, Series 2019:
475	4.000%, 12/01/35	12/29 at 100.00	AA-	574,897
670	4.000%, 12/01/37	12/29 at 100.00	AA-	805,688
2,535	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B, 4.000%, 3/01/49	3/30 at 100.00	AA	2,983,720
41

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Gunnison County, Colorado, Certificates of Participation, Series 2020A:
$ 375	5.000%, 12/01/28	No Opt. Call	Aa3	$488,471
555	5.000%, 12/01/30	12/29 at 100.00	Aa3	733,455
635	5.000%, 12/01/31	12/29 at 100.00	Aa3	834,885
335	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.200%, 12/01/32	12/22 at 100.00	N/R	348,192
1,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	1,061,850
1,125	High Plains Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 – NPFG Insured	12/27 at 100.00	Baa2	1,366,189
380	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40	12/23 at 103.00	Ba2	391,294
500	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	452,085
2,875	Larimer, Weld and Boulder Counties School District R2-J, Thompson, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31	12/28 at 100.00	AA	3,816,246
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	518,325
	Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018:
460	5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	557,860
2,000	5.000%, 12/01/46 – AGM Insured	12/27 at 100.00	AA	2,409,360
1,100	Longmont, Colorado, Open Space Sales and Use Tax Revenue Bonds, Refunding & Improvement Series 2020, 4.250%, 11/15/22 – AGM Insured	No Opt. Call	AA	1,182,522
1,660	Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019, 3.000%, 11/15/33	11/28 at 100.00	AA+	1,856,162
	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016:
825	5.000%, 12/01/36	12/26 at 100.00	BBB+	958,139
1,805	5.000%, 12/01/41	12/26 at 100.00	BBB+	2,076,634
650	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	795,470
1,000	Montrose County, Colorado, Certificates of Participation, Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	1,064,450
	Monument, El Paso County, Colorado, Certificate of Participation, Series 2020:
505	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	556,646
1,000	4.000%, 12/01/45 – AGM Insured	12/28 at 100.00	AA	1,131,860
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46	12/25 at 100.00	N/R	516,520
500	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	520,260
725	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.625%, 12/01/37	12/22 at 103.00	N/R	763,258
42

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019:
$ 235	4.000%, 12/01/27	No Opt. Call	BBB-	$265,696
305	4.000%, 12/01/28	No Opt. Call	BBB-	345,870
755	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/49	12/24 at 103.00	N/R	798,322
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016:
125	5.000%, 12/01/24	No Opt. Call	Baa3	142,851
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,711,215
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A:
1,055	5.000%, 12/01/33 – NPFG Insured	12/25 at 100.00	A	1,244,404
235	5.000%, 12/01/45	12/25 at 100.00	A	270,424
2,250	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	2,587,995
1,225	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51	12/28 at 100.00	A	1,362,715
	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A:
200	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	261,410
200	5.000%, 12/01/29 – AGM Insured	No Opt. Call	AA	266,602
2,235	4.000%, 12/01/38 – AGM Insured	12/29 at 100.00	AA	2,680,212
2,000	4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	2,351,980
	Parker, Colorado, Certificates of Participation, Refunding Series 2019:
225	5.000%, 11/01/24	No Opt. Call	AA	265,444
245	5.000%, 11/01/25	No Opt. Call	AA	299,544
275	5.000%, 11/01/26	No Opt. Call	AA	347,105
320	5.000%, 11/01/27	5/27 at 100.00	AA	406,125
400	5.000%, 11/01/28	5/27 at 100.00	AA	503,768
1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A	12/22 at 100.00	N/R	1,534,620
	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding Series 2020:
165	3.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	168,881
275	3.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	304,582
400	3.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	445,836
330	3.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	371,250
500	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	527,665
43

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Pueblo County, Colorado, Certificates of Participation, Community Improvement Projects, Series 2019:
$ 1,150	4.000%, 12/01/31	12/27 at 100.00	Aa3	$1,366,832
1,235	4.000%, 12/01/32	12/27 at 100.00	Aa3	1,459,918
2,512	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	2,693,191
2,500	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	3,031,850
400	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/44	12/24 at 100.00	N/R	410,184
2,500	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	AA+	2,956,775
2,385	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017B, 4.000%, 11/01/35	11/27 at 100.00	AA+	2,785,513
500	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	519,670
190	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28	12/25 at 100.00	A	217,356
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	580,095
2,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	2,079,380
	South Suburban Park and Recreation District, Colorado, Certificates of Participation, Series 2019:
1,180	4.000%, 12/15/37	12/28 at 100.00	AA-	1,365,933
2,270	4.000%, 12/15/38	12/28 at 100.00	AA-	2,621,214
200	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37	12/27 at 100.00	Ba1	217,458
350	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47	12/27 at 100.00	Ba1	374,262
500	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	518,335
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	515,450
750	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa1	878,175
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.375%, 12/01/30	12/25 at 102.00	N/R	509,530
150	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	177,579
44

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2019:
$ 125	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	$146,041
200	4.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	239,988
150	4.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	182,880
225	5.000%, 12/01/29 – BAM Insured	No Opt. Call	AA	296,993
435	5.000%, 12/01/30 – BAM Insured	12/29 at 100.00	AA	572,699
460	5.000%, 12/01/31 – BAM Insured	12/29 at 100.00	AA	603,428
250	5.000%, 12/01/32 – BAM Insured	12/29 at 100.00	AA	325,063
250	5.000%, 12/01/33 – BAM Insured	12/29 at 100.00	AA	323,990
750	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	897,398
1,640	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A	12/30 at 100.00	Ba2	1,875,766
770	Thornton Development Authority, Colorado, Tax Increment Revenue Bonds, North Washington Street Corridor Project, Refunding Series 2015, 3.250%, 12/01/28	12/24 at 100.00	A+	830,922
2,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	2,113,120
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
135	5.000%, 12/15/26 – AGM Insured	12/24 at 103.00	AA	160,568
250	5.000%, 12/15/27 – AGM Insured	12/24 at 103.00	AA	296,068
225	5.000%, 12/15/29 – AGM Insured	12/24 at 103.00	AA	264,382
	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A:
525	5.000%, 12/01/28 – BAM Insured	12/26 at 100.00	AA	658,581
1,250	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,533,387
500	4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	AA	562,565
	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016:
105	3.250%, 12/01/24	No Opt. Call	N/R	106,814
1,000	4.000%, 12/01/33	12/26 at 100.00	N/R	1,009,570
300	5.000%, 12/01/35	12/26 at 100.00	N/R	317,331
645	5.250%, 12/01/40	12/26 at 100.00	N/R	684,087
130	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22	No Opt. Call	N/R	131,006
	Westminster, Colorado, Certificates of Participation, Series 2015A:
1,500	5.000%, 12/01/35	12/25 at 100.00	AA	1,805,580
1,000	4.000%, 12/01/38	12/25 at 100.00	AA	1,114,180
45

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2015:
$ 1,000	5.000%, 12/01/30 – BAM Insured	12/25 at 100.00	AA	$1,207,530
1,595	4.000%, 12/01/38 – BAM Insured	12/25 at 100.00	AA	1,781,184
500	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014A, 4.000%, 12/01/34 – BAM Insured	12/24 at 100.00	AA	549,405
156,178	Total Tax Obligation/Limited			182,238,635
	Transportation – 6.2%
1,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	1,088,280
500	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	535,345
1,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/29 (AMT)	11/27 at 100.00	AA-	2,175,460
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 11/15/33	11/23 at 100.00	A+	1,112,710
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
1,905	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	2,406,834
1,510	5.000%, 12/01/28 (AMT)	No Opt. Call	A+	1,940,199
2,000	5.000%, 12/01/37 (AMT)	12/28 at 100.00	A+	2,456,860
4,305	5.000%, 12/01/43 (AMT)	12/28 at 100.00	A+	5,197,340
4,000	5.000%, 12/01/48 (AMT)	12/28 at 100.00	A+	4,791,680
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B, 5.000%, 12/01/37	12/28 at 100.00	A+	1,251,140
500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	516,490
1,975	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	1,956,573
750	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (AMT)	5/21 at 100.00	Baa2	751,058
	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A:
680	5.000%, 12/01/25 – NPFG Insured	No Opt. Call	Baa2	810,438
965	5.000%, 12/01/27 – NPFG Insured	12/26 at 100.00	Baa2	1,167,824
1,215	5.000%, 12/01/32	12/26 at 100.00	A3	1,430,444
1,275	5.000%, 12/01/33	12/26 at 100.00	A3	1,497,615
1,000	5.000%, 12/01/34	12/26 at 100.00	A3	1,173,250
27,330	Total Transportation			32,259,540
46

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.9% (4)
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
$ 50	5.000%, 6/01/37 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	$64,440
1,585	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R	2,042,748
3,535	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc, Series 2016, 4.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R	4,227,047
1,460	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.000%, 7/01/38 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+	1,590,874
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,510	5.250%, 1/01/40 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	1,662,918
2,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	2,202,540
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	A-	1,093,520
640	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	685,600
1,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,229,804
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
450	5.000%, 6/01/35 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	543,960
3,000	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R	3,626,400
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2013C:
675	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	N/R	746,638
625	5.000%, 3/01/44 (Pre-refunded 3/01/23)	3/23 at 100.00	Aa3	692,081
715	Colorado Water Resources and Power Development Authority, Small Water Resources Program Revenue Bonds, City of Fountain Utility Enterprise Project, Series 2011A, 5.000%, 9/01/36 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 100.00	AA	740,554
500	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Donala Water and Sanitation District Project, Series 2011C, 5.000%, 9/01/36 (Pre-refunded 9/01/21)	9/21 at 100.00	AA-	517,870
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.250%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	603,592
500	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R	538,710
500	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R	541,555
1,111	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.000%, 12/01/33 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	1,244,831
47

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 645	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2014B-1, 4.000%, 6/01/34 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1	$ 729,650
22,136	Total U.S. Guaranteed			25,325,332
	Utilities – 10.2%
	Arapahoe County Water and Wastewater Authority, Colorado, Revenue Bonds, Refunding Series 2019:
3,000	4.000%, 12/01/36	12/29 at 100.00	AA	3,688,470
2,500	4.000%, 12/01/38	12/29 at 100.00	AA	3,056,525
1,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Improvement Series 2010, 6.125%, 10/01/40	12/20 at 100.00	BBB	1,003,270
3,940	Centennial Water and Sanitation District, Douglas County, Colorado, Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43	12/28 at 100.00	AAA	4,998,166
645	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020, 4.000%, 8/01/45 – BAM Insured	8/30 at 100.00	AA	767,621
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2020B, 5.000%, 11/15/26	No Opt. Call	AA+	637,855
1,965	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Improvement Series 2020C, 5.000%, 11/15/50	11/30 at 100.00	AA+	2,583,110
500	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2015A, 4.000%, 11/15/35	11/25 at 100.00	AA+	567,345
765	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 – BAM Insured	9/24 at 100.00	AA	838,830
1,000	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B, 4.125%, 8/01/26	8/21 at 100.00	Aa3	1,023,670
	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Telluride Town Project, Series 2020A:
240	4.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	288,780
1,090	4.000%, 6/01/35 – AGM Insured	6/30 at 100.00	AA	1,296,370
1,250	Denver City and County Board of Water Commissioners, Colorado, Water Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42	9/27 at 100.00	AAA	1,451,050
455	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater Revenue Bonds, Improvement Series 2020A, 4.000%, 12/01/49 – AGM Insured	12/29 at 100.00	AA	539,216
1,200	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%, 11/15/39	11/29 at 100.00	AA-	1,429,728
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2015:
650	5.000%, 11/15/32	11/25 at 100.00	AA-	778,843
1,815	4.000%, 11/15/35	11/25 at 100.00	AA-	2,040,840
	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2020:
435	5.000%, 11/15/30	5/30 at 100.00	AA-	588,603
400	4.000%, 11/15/34	5/30 at 100.00	AA-	487,976
220	4.000%, 11/15/35	5/30 at 100.00	AA-	267,410
48

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Refunding Series 2015:
$ 500	3.000%, 12/01/29	12/25 at 100.00	AA	$547,295
570	4.000%, 12/01/31	12/25 at 100.00	AA	644,699
	Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020:
500	5.000%, 12/01/29 – BAM Insured	No Opt. Call	AA	674,125
500	5.000%, 12/01/31 – BAM Insured	12/30 at 100.00	AA	685,030
340	4.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA	416,041
	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017:
1,140	4.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	1,307,762
2,430	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	2,978,086
	Fountain, El Paso County, Colorado, Acting by and through the City of Fountain Electric, Water and Wastewater Utility Enterprise, Water and Electric Revenue Bonds, Series 2019:
455	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	573,209
320	4.000%, 12/01/35 – AGM Insured	12/26 at 100.00	AA	364,474
525	4.000%, 12/01/37 – AGM Insured	12/26 at 100.00	AA	594,956
350	Little Thompson Water District, Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AA-	412,314
2,000	Loveland, Colorado, Electric and Communications Enterprise Revenue Bonds, Series 2019A, 5.000%, 12/01/44	12/28 at 100.00	A+	2,504,700
775	Metropolitan Wastewater Reclamation District, Colorado, Sewer Revenue Bonds, Refunding Series 2019A, 5.000%, 4/01/23	No Opt. Call	AAA	861,870
1,115	North Weld County Water District, Colorado, Water Enterprise Revenue Bonds, Series 2019, 4.000%, 11/01/30	11/27 at 100.00	AA	1,345,281
	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2020:
745	4.000%, 11/01/38	11/29 at 100.00	AA+	902,642
300	4.000%, 11/01/40	11/29 at 100.00	AA+	361,230
730	4.000%, 11/01/42	11/29 at 100.00	AA+	872,810
500	4.000%, 11/01/44	11/29 at 100.00	AA+	593,865
1,295	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A+	1,653,106
525	Stonegate Village Metropolitan District, Colorado, Water Enterprise Revenue Bonds, Series 2015, 5.000%, 12/01/45 – AGC Insured	12/22 at 100.00	AA	565,777
	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Green Series 2020:
110	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	143,285
200	5.000%, 12/01/29 – BAM Insured	12/28 at 100.00	AA	257,752
1,000	4.000%, 12/01/40 – BAM Insured	12/28 at 100.00	AA	1,149,240
49

Nuveen Colorado Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Triview Metropolitan District, El Paso County, Colorado, Water and Wastewater Enterprise Revenue Bonds, Series 2020B:
$ 1,250	4.000%, 12/01/45 – BAM Insured	12/30 at 100.00	AA	$1,462,750
1,450	4.000%, 12/01/50 – BAM Insured	12/30 at 100.00	AA	1,685,364
1,000	Upper Eagle Regional Water Authority, Eagle County, Colorado, Water Revenue Bonds, Refunding & Improvement Series 2020, 4.000%, 12/01/45 – AGM Insured	12/30 at 100.00	AA	1,205,200
44,195	Total Utilities			53,096,541
$ 416,309	Total Long-Term Investments (cost $454,303,521)			487,463,655

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.2%
	MUNICIPAL BONDS – 4.2%
	Health Care – 1.1%
$ 5,875	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Variable Rate Series 2018B, 0.110%, 11/15/35 (Mandatory Put 12/07/20) (5)	12/20 at 100.00	A-1+	$ 5,875,000
	Tax Obligation/Limited – 1.1%
2,370	Denver, Colorado, Certificates of Participation, Denver Botanic Gardens Parking, Series 2008B, Variable Rate Demand Obligations, 0.130%, 12/01/29 (Mandatory Put 11/30/20) (5)	11/20 at 100.00	A-1	2,370,000
3,505	Denver, Colorado, Certificates of Participation, Wellington E Webb Municipal Office Building, Refunding Series 2008A-1, Variable Rate Demand Obligations, 0.130%, 12/01/29 (Mandatory Put 11/30/20) (5)	11/20 at 100.00	A-1	3,505,000
5,875	Total Tax Obligation/Limited			5,875,000
	Utilities – 2.0%
5,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Variable Rate Series 2010C, 0.110%, 11/01/40 (Mandatory Put 12/07/20) (5)	11/20 at 100.00	A-1	5,270,000
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable Rate Demand Subordinate Lien Improvement Series 2006B, 1.000%, 11/01/36 (Mandatory Put 12/07/20) (5)	11/20 at 100.00	A-1	5,000,000
10,270	Total Utilities			10,270,000
$ 22,020	Total Short-Term Investments (cost $22,020,000)			22,020,000
	Total Investments (cost $476,323,521) – 97.9%			509,483,655
	Other Assets Less Liabilities – 2.1%			10,739,089
	Net Assets – 100%			$ 520,222,744
50

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
See accompanying notes to financial statements.
51

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.2%
	MUNICIPAL BONDS – 98.2%
	Consumer Staples – 1.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$ 65	4.000%, 6/01/48	6/30 at 100.00	BBB+	$73,491
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,020,770
1,065	Total Consumer Staples			1,094,261
	Education and Civic Organizations – 7.0%
2,235	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%, 9/01/40	9/30 at 100.00	A-	2,583,034
1,400	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2011, 5.000%, 7/01/31	7/21 at 100.00	A+	1,436,554
700	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2019, 4.000%, 12/01/40 – AGM Insured	12/29 at 100.00	AA	786,828
500	New Mexico State University, Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A+	599,240
210	University of New Mexico, Revenue Bonds, Refunding Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA-	215,889
1,000	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2014C, 5.000%, 6/01/35	6/24 at 100.00	AA-	1,126,460
6,045	Total Education and Civic Organizations			6,748,005
	Health Care – 11.3%
500	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	577,955
500	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2020A, 4.000%, 7/01/40	7/30 at 100.00	A	561,330
1,550	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44	8/25 at 100.00	AA	1,770,177
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A:
1,000	4.000%, 8/01/36	11/27 at 100.00	AA	1,148,390
1,010	5.000%, 8/01/46	11/27 at 100.00	AA	1,214,717
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A:
1,250	5.000%, 8/01/39	8/29 at 100.00	AA	1,577,588
240	5.000%, 8/01/44	8/29 at 100.00	AA	298,963
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, San Juan Regional Medical Center, Refunding & Improvement Series 2020:
1,800	4.000%, 6/01/34	6/30 at 100.00	BBB+	2,008,278
785	4.000%, 6/01/35	6/30 at 100.00	BBB+	873,454
52

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 750	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	$ 836,535
9,385	Total Health Care			10,867,387
	Housing/Multifamily – 1.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (AMT)	12/20 at 100.00	N/R	1,013,830
	Housing/Single Family – 3.3%
115	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2011B, 5.000%, 3/01/28	3/21 at 100.00	AA+	115,955
390	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2012A, 4.125%, 9/01/42	3/22 at 100.00	AA+	399,192
490	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43	1/28 at 100.00	Aaa	541,102
1,980	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44	7/28 at 100.00	Aaa	2,164,397
2,975	Total Housing/Single Family			3,220,646
	Long-Term Care – 1.4%
1,365	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/42	5/22 at 100.00	BB+	1,381,544
	Tax Obligation/General – 6.6%
1,295	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2014A, 4.000%, 8/01/28	8/23 at 100.00	AA	1,407,186
1,000	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2018, 5.000%, 8/01/36	8/28 at 100.00	AA	1,271,170
1,000	Hobbs Municipal School District 33, Lea County, New Mexico, General Obligation Bonds, School Series 2014A, 5.000%, 9/15/28	9/24 at 100.00	Aa3	1,165,310
515	Silver City Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2017, 4.000%, 8/01/37	8/25 at 100.00	Aa3	571,439
675	Silver Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2019, 4.000%, 8/01/37	8/28 at 100.00	Aa3	780,090
1,000	Taos Municipal School District, Taos County, New Mexico, General Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27	9/24 at 100.00	Aa3	1,168,510
5,485	Total Tax Obligation/General			6,363,705
	Tax Obligation/Limited – 38.0%
	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015A:
250	4.000%, 7/01/35	7/25 at 100.00	AAA	282,012
1,195	5.000%, 7/01/37	7/25 at 100.00	AAA	1,427,332
500	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2016C, 4.000%, 7/01/34	7/26 at 100.00	AAA	577,160
53

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Artesia, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2019:
$ 1,130	4.000%, 6/01/28	6/26 at 100.00	AA-	$1,311,975
570	4.000%, 6/01/29	6/26 at 100.00	AA-	658,299
1,450	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B, 5.700%, 4/01/27 – NPFG Insured	No Opt. Call	AAA	1,756,341
1,240	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2017A, 4.000%, 6/15/34	6/27 at 100.00	AAA	1,441,785
455	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	473,514
200	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	204,288
1,000	Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 11/01/29	11/25 at 100.00	BBB+	1,149,430
600	Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015, 4.000%, 8/01/35 – BAM Insured	8/24 at 100.00	AA	657,144
1,000	Curry County, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2014, 5.000%, 12/01/36 – BAM Insured	12/24 at 100.00	AA	1,167,040
500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	559,940
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
900	5.000%, 1/01/31	1/22 at 100.00	BB	929,277
500	5.250%, 1/01/36	1/22 at 100.00	BB	517,730
780	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	881,205
985	Las Cruces, New Mexico, State Shared Gross Receipts Tax Revenue Bonds, Refunding Series 2020, 4.000%, 6/01/38	6/30 at 100.00	Aa3	1,164,467
125	Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvment Series 2016, 3.000%, 4/01/41	4/26 at 100.00	AA	132,336
500	Lower Petroglyphs Public Improvements District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%, 10/01/38	10/27 at 100.00	N/R	530,440
810	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33	10/23 at 100.00	N/R	833,887
1,000	Montecito Estates Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%, 10/01/37	10/26 at 100.00	AA	1,128,880
2,320	New Mexico Finance Authority, State Transportation Revenue Bonds, State Transportation Commission Series 2014A, 5.000%, 6/15/32	6/24 at 100.00	AA	2,666,260
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,100	4.550%, 7/01/40	7/28 at 100.00	N/R	1,191,993
725	4.750%, 7/01/53	7/28 at 100.00	N/R	787,662
770	Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2017, 4.000%, 8/01/34	8/27 at 100.00	AA	894,825
970	Saltillo Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 – BAM Insured	10/28 at 100.00	AA	1,146,889
54

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,015	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015B, 5.000%, 6/15/33	6/24 at 100.00	A+	$1,158,836
3,285	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	3,850,973
	Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Senior Lien Series 2018A:
500	5.000%, 6/01/36	6/28 at 100.00	AA+	633,105
400	5.000%, 6/01/37	6/28 at 100.00	AA+	505,120
555	Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	12/20 at 100.00	N/R	547,014
1,000	Ventana West Public Improvement District, New Mexico, Special Levy Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	1,106,130
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,141,060
500	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	508,850
500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	A1	566,115
760	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	753,198
500	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	12/20 at 103.00	N/R	505,325
32,590	Total Tax Obligation/Limited			36,747,837
	Transportation – 0.6%
500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	614,675
	U.S. Guaranteed – 2.4% (4)
600	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2013, 5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AAA	673,926
805	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA	869,432
750	University of New Mexico, Revenue Bonds, Refunding Subordinate Lien System Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/21)	6/21 at 100.00	AA-	768,188
2,155	Total U.S. Guaranteed			2,311,546
	Utilities – 25.4%
	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2015:
1,000	5.000%, 7/01/32	7/25 at 100.00	AAA	1,195,420
1,000	4.000%, 7/01/33	7/25 at 100.00	AAA	1,121,910
1,000	Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2017, 5.000%, 7/01/32	7/27 at 100.00	AAA	1,257,380
55

Nuveen New Mexico Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,970	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 4.000%, 7/01/43	7/30 at 100.00	AA	$2,355,174
750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A-	883,942
1,015	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	A-	1,175,563
1,125	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31	6/25 at 100.00	AAA	1,337,242
1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41	6/26 at 100.00	AAA	1,201,130
250	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38	6/27 at 100.00	AAA	308,950
450	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37	6/28 at 100.00	AAA	570,096
845	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40	6/29 at 100.00	AAA	1,091,360
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2020B:
1,250	3.000%, 6/01/39	6/30 at 100.00	AAA	1,389,025
1,250	3.000%, 6/01/40	6/30 at 100.00	AAA	1,385,500
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019A:
915	5.000%, 6/15/35	6/28 at 100.00	AAA	1,166,927
265	5.000%, 6/15/36	6/28 at 100.00	AAA	336,940
1,040	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39	6/29 at 100.00	AAA	1,337,690
1,750	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2020C-1, 4.000%, 6/15/45	6/30 at 100.00	AAA	2,096,255
1,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	1,190,290
705	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Improvement Series 2017, 5.000%, 6/01/37 – BAM Insured	6/26 at 100.00	AA	852,641
500	Santa Fe, New Mexico, Net Wastewater Utility System Environmental Services Gross Receipts Tax Improvement Revenue Bonds, Climate Certified Green Series 2019, 4.000%, 6/01/37	6/28 at 100.00	AA+	586,060
1,500	Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/39	6/26 at 100.00	AAA	1,686,600
20,580	Total Utilities			24,526,095
$ 83,145	Total Long-Term Investments (cost $88,654,675)			94,889,531
	Other Assets Less Liabilities – 1.8%			1,720,329
	Net Assets – 100%			$ 96,609,860
56

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
See accompanying notes to financial statements.
57

Statement of Assets and Liabilities
November 30, 2020
(Unaudited)
	Arizona	Colorado	New Mexico
Assets
Long-term investments, at value (cost $167,529,938, $454,303,521 and $88,654,675, respectively)	$178,946,722	$487,463,655	$94,889,531
Short-term investments, at value (cost approximates value)	—	22,020,000	—
Cash	4,779,747	504,561	—
Receivable for:
Interest	2,787,014	7,231,680	1,309,465
Investments sold	32,000	9,595,645	25,258
Shares sold	1,083,644	1,222,659	960,832
Other assets	10,030	11,305	5,097
Total assets	187,639,157	528,049,505	97,190,183
Liabilities
Cash overdraft	—	—	365,682
Floating rate obligations	845,000	—	—
Payable for:
Dividends	119,381	166,192	42,817
Interest	6,999	—	—
Investments purchased - regular settlement	—	6,438,299	—
Investments purchased - when-issued/delayed-delivery settlement	3,552,786	—	—
Shares redeemed	586,146	805,903	63,916
Accrued expenses:
Management fees	74,148	208,341	39,530
Trustees fees	558	5,414	313
12b-1 distribution and service fees	17,437	50,878	12,527
Other	77,592	151,734	55,538
Total liabilities	5,280,047	7,826,761	580,323
Net assets	$182,359,110	$520,222,744	$96,609,860

Class A Shares
Net assets	$ 75,847,427	$209,038,361	$59,506,737
Shares outstanding	6,714,580	18,498,547	5,544,924
Net asset value ("NAV") per share	$ 11.30	$ 11.30	$ 10.73
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 11.80	$ 11.80	$ 11.20
Class C Shares
Net assets	$ 5,218,265	$ 19,323,951	$ 2,738,286
Shares outstanding	462,302	1,713,718	254,672
NAV and offering price per share	$ 11.29	$ 11.28	$ 10.75
Class C2 Shares
Net assets	$ 1,705,095	$ 2,701,765	$ 999,130
Shares outstanding	150,947	239,741	93,162
NAV and offering price per share	$ 11.30	$ 11.27	$ 10.72
Class I Shares
Net assets	$ 99,588,323	$289,158,667	$33,365,707
Shares outstanding	8,798,823	25,605,811	3,093,502
NAV and offering price per share	$ 11.32	$ 11.29	$ 10.79
Fund level net assets consist of:
Capital paid-in	$174,500,299	$493,350,747	$92,739,535
Total distributable earnings	7,858,811	26,871,997	3,870,325
Fund level net assets	$182,359,110	$520,222,744	$96,609,860
Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.
58

Statement of Operations
Six Months Ended November 30, 2020
(Unaudited)
	Arizona	Colorado	New Mexico
Investment Income	$2,647,604	$ 7,254,593	$1,568,907
Expenses
Management fees	419,677	1,208,868	240,407
12b-1 service fees - Class A Shares	67,989	197,876	59,267
12b-1 distribution and service fees - Class C Shares	25,185	90,441	13,451
12b-1 distribution and service fees - Class C2 Shares	7,547	11,846	5,208
Shareholder servicing agent fees	30,134	89,742	14,819
Interest expense	5,527	5,920	986
Custodian fees	21,417	40,241	16,576
Professional fees	21,250	33,817	18,609
Trustees fees	2,342	6,920	1,362
Shareholder reporting expenses	6,974	15,312	6,968
Federal and state registration fees	9,744	9,061	3,581
Other	2,844	4,148	1,842
Total expenses	620,630	1,714,192	383,076
Net investment income (loss)	2,026,974	5,540,401	1,185,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(34,952)	90,335	(1,444)
Change in net unrealized appreciation (depreciation) of investments	4,030,503	11,622,893	1,787,532
Net realized and unrealized gain (loss)	3,995,551	11,713,228	1,786,088
Net increase (decrease) in net assets from operations	$6,022,525	$17,253,629	$2,971,919
See accompanying notes to financial statements.
59

Statement of Changes in Net Assets
(Unaudited)
	Arizona		Colorado		New Mexico
	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20
Operations
Net investment income (loss)	$ 2,026,974	$ 3,806,147	$ 5,540,401	$ 10,290,970	$ 1,185,831	$ 2,322,437
Net realized gain (loss) from investments	(34,952)	(368,530)	90,335	(2,379,052)	(1,444)	(13,969)
Change in net unrealized appreciation (depreciation) of investments	4,030,503	701,410	11,622,893	6,404,612	1,787,532	719,536
Net increase (decrease) in net assets from operations	6,022,525	4,139,027	17,253,629	14,316,530	2,971,919	3,028,004
Distributions to Shareholders
Dividends:
Class A Shares	(870,131)	(1,630,692)	(2,190,542)	(4,491,164)	(720,985)	(1,501,237)
Class C Shares	(44,403)	(85,767)	(128,113)	(301,782)	(22,148)	(52,667)
Class C2 Shares	(20,485)	(60,759)	(26,820)	(87,810)	(13,151)	(69,521)
Class I Shares	(1,267,684)	(2,212,051)	(3,231,803)	(6,152,427)	(416,116)	(817,453)
Decrease in net assets from distributions to shareholders	(2,202,703)	(3,989,269)	(5,577,278)	(11,033,183)	(1,172,400)	(2,440,878)
Fund Share Transactions
Proceeds from sale of shares	41,007,072	52,203,495	87,423,910	209,766,659	11,136,332	23,910,213
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,239,694	2,695,290	3,785,165	9,037,995	750,388	1,951,503
	42,246,766	54,898,785	91,209,075	218,804,654	11,886,720	25,861,716
Cost of shares redeemed	(12,148,964)	(36,016,663)	(37,503,020)	(90,602,329)	(7,913,127)	(15,763,024)
Net increase (decrease) in net assets from Fund share transactions	30,097,802	18,882,122	53,706,055	128,202,325	3,973,593	10,098,692
Net increase (decrease) in net assets	33,917,624	19,031,880	65,382,406	131,485,672	5,773,112	10,685,818
Net assets at the beginning of period	148,441,486	129,409,606	454,840,338	323,354,666	90,836,748	80,150,930
Net assets at the end of period	$182,359,110	$148,441,486	$520,222,744	$454,840,338	$96,609,860	$ 90,836,748
See accompanying notes to financial statements.
60

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61

Financial Highlights
(Unaudited)
Arizona
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/86)
2021(e)	$11.03	$0.13	$ 0.28	$0.41	$(0.14)	$ —	$(0.14)	$11.30
2020	10.98	0.28	0.06	0.34	(0.29)	—	(0.29)	11.03
2019	10.68	0.30	0.29	0.59	(0.29)	—	(0.29)	10.98
2018	10.82	0.31	(0.15)	0.16	(0.30)	—	(0.30)	10.68
2017	11.03	0.30	(0.21)	0.09	(0.30)	—	(0.30)	10.82
2016	10.73	0.35	0.30	0.65	(0.35)	—	(0.35)	11.03
Class C (02/14)
2021(e)	11.03	0.09	0.27	0.36	(0.10)	—	(0.10)	11.29
2020	10.98	0.19	0.07	0.26	(0.21)	—	(0.21)	11.03
2019	10.68	0.21	0.30	0.51	(0.21)	—	(0.21)	10.98
2018	10.82	0.23	(0.15)	0.08	(0.22)	—	(0.22)	10.68
2017	11.02	0.21	(0.20)	0.01	(0.21)	—	(0.21)	10.82
2016	10.73	0.26	0.29	0.55	(0.26)	—	(0.26)	11.02
Class C2 (02/94)
2021(e)	11.04	0.10	0.27	0.37	(0.11)	—	(0.11)	11.30
2020	10.99	0.22	0.06	0.28	(0.23)	—	(0.23)	11.04
2019	10.68	0.24	0.30	0.54	(0.23)	—	(0.23)	10.99
2018	10.82	0.25	(0.15)	0.10	(0.24)	—	(0.24)	10.68
2017	11.03	0.24	(0.21)	0.03	(0.24)	—	(0.24)	10.82
2016	10.73	0.29	0.30	0.59	(0.29)	—	(0.29)	11.03
Class I (02/97)
2021(e)	11.06	0.14	0.28	0.42	(0.16)	—	(0.16)	11.32
2020	11.01	0.30	0.07	0.37	(0.32)	—	(0.32)	11.06
2019	10.71	0.32	0.30	0.62	(0.32)	—	(0.32)	11.01
2018	10.85	0.33	(0.14)	0.19	(0.33)	—	(0.33)	10.71
2017	11.06	0.32	(0.21)	0.11	(0.32)	—	(0.32)	10.85
2016	10.76	0.37	0.30	0.67	(0.37)	—	(0.37)	11.06
62

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

3.77%	$75,847	0.83%*	0.82%*	2.35%*	2%
3.15	61,110	0.84	0.83	2.54	13
5.67	57,476	0.86	0.86	2.78	6
1.54	52,106	0.88	0.87	2.90	14
0.84	50,367	0.86	0.85	2.79	24
6.20	50,521	0.87	0.86	3.23	9

3.27	5,218	1.63*	1.62*	1.56*	2
2.35	4,909	1.64	1.63	1.74	13
4.85	4,209	1.66	1.66	1.99	6
0.75	4,162	1.68	1.67	2.10	14
0.12	4,789	1.66	1.65	1.98	24
5.23	3,287	1.67	1.66	2.37	9

3.40	1,705	1.38*	1.37*	1.82*	2
2.60	2,707	1.39	1.38	1.99	13
5.18	3,289	1.41	1.41	2.24	6
0.98	4,452	1.43	1.42	2.35	14
0.29	4,736	1.41	1.40	2.24	24
5.62	7,032	1.42	1.41	2.69	9

3.78	99,588	0.63*	0.62*	2.56*	2
3.37	79,716	0.64	0.63	2.74	13
5.90	64,435	0.66	0.66	2.98	6
1.76	53,601	0.68	0.67	3.09	14
1.05	51,634	0.66	0.65	2.99	24
6.36	45,861	0.67	0.66	3.42	9
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.
63

Financial Highlights (Unaudited) (continued)
Colorado
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (05/87)
2021(e)	$11.03	$0.12	$ 0.27	$ 0.39	$(0.12)	$ —	$(0.12)	$11.30
2020	10.89	0.27	0.16	0.43	(0.29)	—	(0.29)	11.03
2019	10.63	0.33	0.28	0.61	(0.35)	—	(0.35)	10.89
2018	10.77	0.35	(0.14)	0.21	(0.35)	—	(0.35)	10.63
2017	11.03	0.35	(0.27)	0.08	(0.34)	—	(0.34)	10.77
2016	10.70	0.37	0.35	0.72	(0.39)	—	(0.39)	11.03
Class C (02/14)
2021(e)	11.01	0.08	0.27	0.35	(0.08)	—	(0.08)	11.28
2020	10.87	0.18	0.17	0.35	(0.21)	—	(0.21)	11.01
2019	10.61	0.25	0.27	0.52	(0.26)	—	(0.26)	10.87
2018	10.74	0.26	(0.13)	0.13	(0.26)	—	(0.26)	10.61
2017	11.00	0.26	(0.27)	(0.01)	(0.25)	—	(0.25)	10.74
2016	10.67	0.27	0.36	0.63	(0.30)	—	(0.30)	11.00
Class C2 (02/97)
2021(e)	11.00	0.09	0.27	0.36	(0.09)	—	(0.09)	11.27
2020	10.87	0.21	0.15	0.36	(0.23)	—	(0.23)	11.00
2019	10.61	0.28	0.27	0.55	(0.29)	—	(0.29)	10.87
2018	10.75	0.29	(0.14)	0.15	(0.29)	—	(0.29)	10.61
2017	11.00	0.29	(0.26)	0.03	(0.28)	—	(0.28)	10.75
2016	10.67	0.31	0.35	0.66	(0.33)	—	(0.33)	11.00
Class I (02/97)
2021(e)	11.02	0.13	0.28	0.41	(0.14)	—	(0.14)	11.29
2020	10.89	0.29	0.16	0.45	(0.32)	—	(0.32)	11.02
2019	10.63	0.35	0.27	0.62	(0.36)	—	(0.36)	10.89
2018	10.76	0.37	(0.14)	0.23	(0.36)	—	(0.36)	10.63
2017	11.02	0.37	(0.27)	0.10	(0.36)	—	(0.36)	10.76
2016	10.68	0.39	0.35	0.74	(0.40)	—	(0.40)	11.02
64

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

3.59%	$209,038	0.78%*	0.78%*	2.20%*	3%
4.02	185,700	0.78	0.78	2.47	20
5.84	131,996	0.82	0.82	3.15	19
1.94	104,759	0.83	0.83	3.23	10
0.76	90,426	0.83	0.83	3.22	17
6.79	87,255	0.84	0.84	3.39	6

3.18	19,324	1.58*	1.58*	1.40*	3
3.21	17,392	1.58	1.58	1.68	20
4.96	13,538	1.62	1.62	2.36	19
1.19	12,844	1.63	1.63	2.44	10
(0.07)	13,405	1.63	1.63	2.43	17
5.93	9,640	1.64	1.64	2.51	6

3.32	2,702	1.33*	1.33*	1.64*	3
3.37	3,615	1.33	1.33	1.95	20
5.25	5,119	1.37	1.37	2.61	19
1.38	7,228	1.38	1.38	2.69	10
0.27	8,877	1.38	1.38	2.67	17
6.23	10,639	1.39	1.39	2.86	6

3.70	289,159	0.58*	0.58*	2.40*	3
4.14	248,133	0.58	0.58	2.67	20
6.02	172,702	0.62	0.62	3.35	19
2.21	119,682	0.63	0.63	3.44	10
0.93	104,024	0.63	0.63	3.43	17
7.08	93,080	0.64	0.64	3.59	6

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.
65

Financial Highlights (Unaudited) (continued)
New Mexico
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/92)
2021(e)	$10.53	$0.13	$ 0.20	$ 0.33	$(0.13)	$ —	$(0.13)	$10.73
2020	10.42	0.28	0.13	0.41	(0.30)	—	(0.30)	10.53
2019	10.23	0.30	0.20	0.50	(0.31)	—	(0.31)	10.42
2018	10.43	0.31	(0.20)	0.11	(0.31)	—	(0.31)	10.23
2017	10.66	0.31	(0.23)	0.08	(0.31)	—	(0.31)	10.43
2016	10.42	0.32	0.25	0.57	(0.33)	—	(0.33)	10.66
Class C (02/14)
2021(e)	10.55	0.09	0.20	0.29	(0.09)	—	(0.09)	10.75
2020	10.44	0.20	0.12	0.32	(0.21)	—	(0.21)	10.55
2019	10.24	0.22	0.20	0.42	(0.22)	—	(0.22)	10.44
2018	10.44	0.23	(0.21)	0.02	(0.22)	—	(0.22)	10.24
2017	10.67	0.23	(0.23)	—	(0.23)	—	(0.23)	10.44
2016	10.43	0.24	0.25	0.49	(0.25)	—	(0.25)	10.67
Class C2 (02/97)
2021(e)	10.52	0.10	0.20	0.30	(0.10)	—	(0.10)	10.72
2020	10.41	0.22	0.13	0.35	(0.24)	—	(0.24)	10.52
2019	10.22	0.25	0.19	0.44	(0.25)	—	(0.25)	10.41
2018	10.43	0.25	(0.21)	0.04	(0.25)	—	(0.25)	10.22
2017	10.66	0.25	(0.22)	0.03	(0.26)	—	(0.26)	10.43
2016	10.43	0.27	0.24	0.51	(0.28)	—	(0.28)	10.66
Class I (02/97)
2021(e)	10.58	0.14	0.21	0.35	(0.14)	—	(0.14)	10.79
2020	10.47	0.30	0.13	0.43	(0.32)	—	(0.32)	10.58
2019	10.28	0.32	0.20	0.52	(0.33)	—	(0.33)	10.47
2018	10.49	0.33	(0.21)	0.12	(0.33)	—	(0.33)	10.28
2017	10.72	0.33	(0.22)	0.11	(0.34)	—	(0.34)	10.49
2016	10.48	0.35	0.24	0.59	(0.35)	—	(0.35)	10.72
66

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

3.15%	$59,507	0.84%*	0.84%*	2.47%*	8%
3.94	57,402	0.86	0.86	2.68	5
4.95	48,950	0.88	0.88	2.97	15
1.03	46,368	0.88	0.88	2.98	8
0.81	48,582	0.86	0.86	2.96	14
5.55	52,931	0.87	0.87	3.08	9

2.74	2,738	1.64*	1.64*	1.67*	8
3.11	2,814	1.66	1.66	1.89	5
4.19	2,469	1.68	1.68	2.17	15
0.21	2,109	1.67	1.67	2.17	8
0.01	3,319	1.66	1.66	2.16	14
4.71	2,762	1.66	1.66	2.25	9

2.86	999	1.39*	1.39*	1.93*	8
3.39	1,880	1.41	1.41	2.14	5
4.40	4,085	1.43	1.43	2.43	15
0.41	6,341	1.43	1.43	2.43	8
0.29	8,168	1.41	1.41	2.41	14
4.91	10,969	1.42	1.42	2.54	9

3.34	33,366	0.64*	0.64*	2.67*	8
4.15	28,740	0.66	0.66	2.88	5
5.17	24,647	0.68	0.68	3.17	15
1.16	20,653	0.68	0.68	3.18	8
1.04	22,485	0.66	0.66	3.15	14
5.75	20,587	0.66	0.66	3.27	9

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.
67

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal Bond Fund (“Colorado”) and Nuveen New Mexico Municipal Bond Fund (“New Mexico”) (each a “Fund” and collectively, the “Funds”), as diversified funds for Arizona and Colorado, non-diversified for New Mexico, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2020, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2020 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
68

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Funds' financial statements and various filings.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
69

Notes to Financial Statements (Unaudited) (continued)
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Arizona	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$178,946,722	$ —	$178,946,722

Colorado	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$487,463,655	$ —	$487,463,655
Short-Term Investments*:
Municipal Bonds	—	22,020,000	—	22,020,000
Total	$ —	$509,483,655	$ —	$509,483,655

New Mexico	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$94,889,531	$ —	$94,889,531

*	Refer to the Fund's Portfolio of Investments for industry classifications.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
70

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	Arizona	Colorado	New Mexico
Floating rate obligations: self-deposited Inverse Floaters	$845,000	$ —	$ —
Floating rate obligations: externally-deposited Inverse Floaters	—	—	—
Total	$845,000	$ —	$ —
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	Arizona	Colorado	New Mexico
Average floating rate obligations outstanding	$845,000	$ —	$ —
Average annual interest rate and fees	0.83%	—%	—%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in cer-
71

Notes to Financial Statements (Unaudited) (continued)
tain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	Arizona	Colorado	New Mexico
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$845,000	$ —	$ —
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	—	—
Total	$845,000	$ —	$ —
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
	Arizona	Colorado	New Mexico
Purchases	$31,189,671	$62,135,922	$14,589,271
Sales and maturities	2,637,043	14,219,000	7,819,713
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
72

5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/20		Year Ended 5/31/20
Arizona	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,444,578	$ 16,174,171	1,479,440	$ 16,398,939
Class C	55,007	614,671	129,077	1,429,590
Class C2	353	3,928	2,256	25,280
Class I	2,161,574	24,214,302	3,093,271	34,349,686
Shares issued to shareholders due to reinvestment of distributions:
Class A	48,919	548,520	107,139	1,186,909
Class C	2,559	28,661	6,154	68,134
Class C2	1,334	14,961	4,312	47,769
Class I	57,645	647,552	125,438	1,392,478
	3,771,969	42,246,766	4,947,087	54,898,785
Shares redeemed:
Class A	(317,026)	(3,545,597)	(1,280,726)	(14,199,849)
Class C	(40,452)	(452,352)	(73,487)	(817,231)
Class C2	(95,992)	(1,073,911)	(60,692)	(673,394)
Class I	(630,078)	(7,077,104)	(1,862,419)	(20,326,189)
	(1,083,548)	(12,148,964)	(3,277,324)	(36,016,663)
Net increase (decrease)	2,688,421	$ 30,097,802	1,669,763	$ 18,882,122

	Six Months Ended 11/30/20		Year Ended 5/31/20
Colorado	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,896,297	$ 32,423,871	7,709,920	$ 84,998,410
Class C	230,387	2,577,580	527,859	5,813,849
Class C2	509	5,647	2,263	24,892
Class I	4,690,629	52,416,812	10,816,460	118,929,508
Shares issued to shareholders due to reinvestment of distributions:
Class A	154,946	1,738,978	386,917	4,267,740
Class C	9,078	101,669	26,561	292,269
Class C2	1,859	20,805	7,281	80,089
Class I	171,527	1,923,713	399,001	4,397,897
	8,155,232	91,209,075	19,876,262	218,804,654
Shares redeemed:
Class A	(1,390,108)	(15,531,365)	(3,375,868)	(36,723,634)
Class C	(106,083)	(1,186,732)	(219,317)	(2,400,698)
Class C2	(91,184)	(1,018,522)	(152,030)	(1,678,172)
Class I	(1,770,159)	(19,766,401)	(4,564,138)	(49,799,825)
	(3,357,534)	(37,503,020)	(8,311,353)	(90,602,329)
Net increase (decrease)	4,797,698	$ 53,706,055	11,564,909	$128,202,325

73

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/20		Year Ended 5/31/20
New Mexico	Shares	Amount	Shares	Amount
Shares sold:
Class A	519,875	$ 5,545,244	1,279,369	$ 13,472,184
Class A – automatic conversion of Class C Shares	83	882	12,931	136,174
Class C	13,952	148,723	33,313	352,085
Class C2	2,297	24,612	676	7,101
Class I	506,531	5,416,871	937,737	9,942,669
Shares issued to shareholders due to reinvestment of distributions:
Class A	44,123	470,816	115,398	1,212,835
Class C	1,571	16,788	4,515	47,542
Class C2	882	9,404	5,485	57,617
Class I	23,622	253,380	59,968	633,509
	1,112,936	11,886,720	2,449,392	25,861,716
Shares redeemed:
Class A	(472,646)	(5,031,756)	(653,394)	(6,840,158)
Class C	(27,676)	(293,987)	(7,583)	(79,914)
Class C2	(88,710)	(944,952)	(206,813)	(2,166,295)
Class C2 – automatic conversion to Class A Shares	(83)	(882)	(12,943)	(136,174)
Class I	(153,363)	(1,641,550)	(635,079)	(6,540,483)
	(742,478)	(7,913,127)	(1,515,812)	(15,763,024)
Net increase (decrease)	370,458	$ 3,973,593	933,580	$ 10,098,692
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2020.
	Arizona	Colorado	New Mexico
Tax cost of investments	$166,655,577	$476,409,338	$88,653,315
Gross unrealized:
Appreciation	$ 11,616,003	$ 33,298,590	$ 6,280,450
Depreciation	(170,077)	(224,273)	(44,234)
Net unrealized appreciation (depreciation) of investments	$ 11,445,926	$ 33,074,317	$ 6,236,216
74

Permanent differences, primarily due to taxable market discount, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2020, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2020, the Funds' last tax year end, were as follows:
	Arizona	Colorado	New Mexico
Undistributed net tax-exempt income[1]	$350,170	$176,708	$58,790
Undistributed net ordinary income[2]	2,247	—	—
Undistributed net long-term capital gains	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2020 through May 31, 2020, and paid on June 1, 2020.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended May 31, 2020 was designated for purposes of the dividends paid deduction as follows:
	Arizona	Colorado	New Mexico
Distributions from net tax-exempt income	$3,986,649	$11,015,714	$2,440,878
Distributions from net ordinary income[2]	2,620	17,469	—
Distributions from net long-term capital gains	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2020, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Arizona	Colorado	New Mexico
Not subject to expiration:
Short-term	$1,811,261	$4,442,409	$ 600,102
Long-term	1,580,466	1,076,209	1,638,780
Total	$3,391,727	$5,518,618	$2,238,882
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Arizona	Colorado	New Mexico
For the first $125 million	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375
75

Notes to Financial Statements (Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2020, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
Arizona	0.1561%
Colorado	0.1606%
New Mexico	0.1561%
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the following Fund engaged in cross-trades pursuant to these procedures as follows:
Cross-Trades	New Mexico
Purchases	$ —
Sales	179,822
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Arizona	Colorado	New Mexico
Sales charges collected	$130,446	$327,440	$42,183
Paid to financial intermediaries	126,246	313,127	39,502
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
76

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Arizona	Colorado	New Mexico
Commission advances	$104,404	$243,458	$23,419
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Arizona	Colorado	New Mexico
12b-1 fees retained	$6,049	$21,312	$1,762
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Arizona	Colorado	New Mexico
CDSC retained	$2,373	$17,550	$6,272
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.405 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2021 unless extended or renewed.
The credit facility has the following terms: a fee of 0.10% upfront fee, 0.15% per annum on unused commitment amounts, and a drawn interest rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% (1.00% prior to June 24, 2020) per annum or (b) the Fed Funds rate plus 1.25% (1.00% prior to June 24, 2020) per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
9.  Subsequent Events
Class C and Class C2 Shares
Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase.
77

Additional Fund Information
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
78

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR)  – A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
79

Glossary of Terms Used in this Report (continued)
Pre-Refundings: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Weighted Average Maturity: The average time to maturity of debt securities held in a Fund.
Weighted Average Portfolio Duration: The weighted average duration, including the effects of leverage, of a fund’s bonds and loans, which is a measure of the fund’s price sensitivity expressed in years.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.
80

Notes
81

Notes
82

Notes
83

Nuveen:
Serving Investors for Generations
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Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
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Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-MS2-1120D1466047-INV-B-01/22

Mutual Funds
30 November 2020
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Maryland Municipal Bond Fund	NMDAX	NACCX	NMDCX	NMMDX
Nuveen Pennsylvania Municipal Bond Fund	FPNTX	FPCCX	FPMBX	NBPAX
Nuveen Virginia Municipal Bond Fund	FVATX	FVCCX	FVACX	NMVAX
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
As 2020 draws to a close, the concerns that dominated much of the year are beginning to show signs of easing. COVID-19 vaccines are being administered around the world, with several of the vaccine candidates announcing high efficacy rates during their phase 3 trials. Markets took a generally positive view of Joe Biden winning the Electoral College, with Congress’s final confirmation of the Electoral College vote on January 7, 2021. The U.S. economy has made a significant, although incomplete, turnaround from the depths of a historic recession. In late December, the U.S. government enacted another $900 billion in aid to individuals and businesses, extending some of the programs enacted earlier in the crisis. Ongoing fiscal and monetary stimulus along with widening vaccine distribution have bolstered confidence that a semblance of normalcy can return in 2021.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue into the New Year. COVID-19 cases are still alarmingly high in some regions, and the renewed restrictions on social and business activity taken by local and, in some cases, national authorities will undoubtedly hinder the economy’s momentum. The pandemic’s course can still be unpredictable. The timeline of vaccine rollouts depends on many variables, public confidence can shift and real-world efficacy remains to be seen. Additionally, after Democrats won both of Georgia’s Senate run-off elections, which provided them with a democratic majority (the Democratic Vice President-elect casts the tie breaking vote in a 50/50 split Senate), this changing political landscape may cause investment outlooks to shift. Nevertheless, short-term market fluctuations can provide opportunities to invest in new ideas as well as upgrade existing positioning, within our goal of providing long-term value for our shareholders.
The New Year can be an opportune time to assess your portfolio’s resilience and readiness for what may come next. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
January 21, 2021

Portfolio Managers' Comments
Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers Stephen J. Candido, CFA, and Paul L. Brennan, CFA, review key investment strategies and the performance of the Nuveen Maryland Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund. Steve has managed the Maryland and Virginia Funds since 2016, and Paul has managed the Pennsylvania Fund since 2011.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
Renewed COVID-19 coronavirus outbreaks across the U.S. and Europe prompted tightening COVID-19 restrictions at the local and, in some cases, national levels during the fall of 2020, weighing on short-term economic indicators. Additionally, certain government programs supporting businesses and workers are expiring with little clarity on extensions or replacement options. In late December 2020 (subsequent to the close of this reporting period), the U.S. government approved a $900 billion relief package. In November 2020, three vaccine trials announced successful results, paving the way for selective distribution at year end 2020 and inoculation of the wider public during 2021.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shutdowns across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.
While most markets have recovered most of their losses, volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or verified treatments or widespread vaccination). The situation remains fluid, given production and logistical challenges with rolling out the vaccine as well as public trust in it, and new information is incoming daily, compounding the difficulty of modeling outcomes for epidemiologists and economists alike.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers' Comments (continued)
Nuveen Fund Advisors, LLC, and our portfolio management teams are monitoring the situation carefully and continuously refining our views and approaches to managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
How did the Funds perform during the six-month reporting period ended November 30, 2020?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for each share class of the Fund for the period ended November 30, 2020. Each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of its corresponding benchmark and Lipper classification average.
During the reporting period, the Class A Shares at NAV of the Maryland and Virginia Funds outperformed the S&P Municipal Bond Index, while the Pennsylvania Fund underperformed the S&P Municipal Bond Index. The Maryland and Virginia Funds outperformed their Lipper classification averages, while the Pennsylvania Fund underperformed its Lipper classification average.
What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance during the six-month reporting period ended November 30, 2020?
The investment objective of each Fund is to provide as high a level of current income exempt from regular federal, state and in some cases, local income taxes as is consistent with preservation of capital.
Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.
Nuveen Maryland Municipal Bond Fund
The Class A Shares of the Nuveen Maryland Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
Credit quality positioning helped drive the Fund’s outperformance. Emphasizing bonds with lower credit ratings and higher yields while maintaining a corresponding underweight in higher rated, lower yielding bonds added value. While higher yielding bonds performed well throughout most of the reporting period, they delivered strong gains in November 2020 after uncertainty surrounding the U.S elections dissipated and good news about COVID-19 vaccines emerged. The Fund’s large overweight in below investment grade bonds was therefore beneficial, as was the Fund's overweight in lower rated investment grade securities.
Certain lower quality holdings were individual standouts for the Fund. For example, Puerto Rico sales-tax bonds, known as COFINAs, significantly outpaced the index. Like all debt issued by U.S territories, COFINA bonds may include exemption from most federal, state and local taxes. The Fund’s exposure to Ohio tobacco bonds also produced solid performance, partly reflecting investors’ appetite for bonds with attractive income.
Among in-state holdings, exceptional contributors included investments in Maryland Stadium Authority Baltimore City Public Schools Construction Program bonds and debt issued by the University of Maryland Medical System. These holdings produced better-than-average gains when their bonds were advance refunded during the reporting period. Other notable contributors included the Maryland Economic Development Corporation bonds issued for the Purple Line light-rail transit project and debt of the Baltimore Convention Center. Early in 2020, both issuers saw their credit ratings downgraded to below investment grade. During this reporting period, however, the securities bounced back as investors increasingly favored high yielding bonds.
The Fund benefited from duration (interest rate) and yield positioning. Because the Fund’s duration was longer (more rate sensitive) than that of the index, the Fund benefited to a greater extent from the decline in interest rates during the reporting period. From a yield curve perspective, the portfolio’s overweight in longer-term securities was helpful because these issues outpaced shorter-term bonds, in which the Fund had a corresponding underweight. Notably, the Fund’s duration had notably shortened by the end of the reporting period. This reduction in interest rate sensitivity occurred as declining rates made it more likely that holdings with short call dates would be redeemed by their issuers.

Sector allocation was another positive performance factor. The Fund’s significant overweight in the health care sector boosted relative performance. Health care bonds, many of which have lower credit ratings, outpaced the market as investor sentiment toward the group improved. Additionally, the Fund’s significant underweight in the general obligation and tax-backed sectors, contributed to the Fund's performance.
Modestly offsetting the positive effects of these allocations, however, was an underweight in the transportation group, another higher yielding segment that bounced back strongly this reporting period. Larger-than-index exposure to pre-refunded bonds, the highest rated sector in the municipal marketplace, also detracted, given these securities’ underperformance.
During the reporting period, the Fund experienced shareholder inflows. These proceeds, along with those from bond maturities and calls, were reinvested in attractively valued securities, often higher quality bonds, with durations ranging from 15 to 20 years.
Key additions to the portfolio included general obligation securities (GOs) issued by the state, as well as GOs issued by Prince George’s County. Both of these issues offered higher-than-normal yields relative to their history. Management also added newly issued securities from the Maryland Department of Transportation and water bonds issued by the City of Baltimore.
Nuveen Pennsylvania Municipal Bond Fund
The Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
Unfavorable security selection heavily impacted the Fund's relative underperformance, as three of the Fund’s larger positions had a disproportionately negative impact on results. This performance challenge outweighed the positive impact the Fund experienced from duration and credit quality positioning.
The Fund’s most notable individual detractor was an equity position in Energy Harbor. The Fund acquired shares in Energy Harbor when its holding of certain municipal bonds issued by FirstEnergy Solutions was converted into Energy Harbor equity as part of FirstEnergy Solution’s emergence from bankruptcy protection. The share price appreciated strongly following its March 2020 issuance, which increased both the size of the Fund’s position and its impact on performance. In July 2020, the stock suffered a correction on negative news about the predecessor company and its former parent company. While we continue to closely monitor the situation, we believe that the sell-off was a short-term overreaction and that over the long term, the company’s underlying value will be recognized and rewarded by the market.
Another detractor was a position in Tower Health, a Philadelphia-area hospital network and the Fund’s largest health care holding. In October 2020, this issuer experienced a credit rating downgrade, reflecting integration challenges surrounding several hospital acquisitions the company made in 2017, challenges which were exacerbated by the COVID-19 crisis.
The Fund also had a relatively large allocation to Pennsylvania Housing Finance Agency bonds, which trailed the index. During the reporting period, housing bonds underperformed, as investors anticipated that low interest rates would mean more mortgage refinancings, in turn causing the bonds to be redeemed sooner than their maturity dates.
The Fund’s duration (interest rate) positioning had a positive impact on performance. With its duration longer than that of the index, the Fund captured more of the beneficial effects of declining interest rates.
Credit quality positioning also added value. Bonds with lower credit ratings outperformed their higher quality counterparts as the economy bounced back from COVID-19 crisis lockdowns earlier in 2020. Also, the Fund’s overweighting in bonds with credit ratings of A and lower, and particularly its increased allocation to bonds with credit ratings of BBB and below, proved beneficial, given these bonds’ relatively stronger results.

Portfolio Managers' Comments (continued)
The Fund also experienced strong performance from its allocation to certain sectors that earlier in 2020 were weighed down by concerns about the financial impact of the COVID-19 crisis. During this reporting period, the health care and higher education sectors rebounded and the Fund’s exposure to both groups contributed to results. Other sources of strong performance included exposure to tax-supported bonds, especially school district bonds, due to favorable credit and yield curve positioning. The Fund’s exposure to the transportation sector, driven by an allocation to mature Pennsylvania Turnpike bonds, also added value.
During the reporting period, buying and selling activity for the Fund was relatively muted. The Fund’s purchase activity was largely funded by new shareholder investments and the proceeds of bond calls and maturities. Selective trading was carefully scrutinized to tactically take advantage of periodic opportunities in the marketplace. The Fund’s lower rated positions had good potential to withstand short-term performance challenges and ultimately recover their value.
During the reporting period, new purchases for the Fund were shorter in maturity than normal, reflecting the fact that the Fund’s duration was already toward the upper end of its targeted range, and that municipal rates were already at or near historic lows. Another factor that maintained the Fund’s average maturity was the periodic purchase of variable rate demand notes (VRDNs), as new capital entered the portfolio and awaited investment, the Fund used these VRDNs as a temporary cash management tool.
The Fund’s credit quality, which remained relatively consistent during this reporting period, emphasized investment grade debt. Among the new purchases made this reporting period were bonds of Tower Health, which were added to take advantage of price weakness. Other notable portfolio additions included housing, utility, tax-supported and transportation bonds.
Nuveen Virginia Municipal Bond Fund
The Class A Shares of the Nuveen Virginia Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2020.
Duration (interest rate), credit rating exposure and sector positioning all added value relative to the index. From a duration standpoint, the Fund was positioned longer than the index. The portfolio was better able to capture the benefits of an overall decline in interest rates. As municipal yields fell sharply during this reporting period, the Fund’s overweight in bonds with effective durations longer than ten years boosted results, as these securities benefited the most from the overall drop in rates. Simultaneously, an underweighting in short-term securities was also beneficial, as these securities lagged the index.
The Fund’s credit quality exposure overweight in BBB rated bonds (the lowest tier of the investment grade bond universe) was most beneficial, given these securities’ strong performance. An overweight among non-rated securities also contributed to performance because they, too, posted better-than-index gains. Slightly tempering these positive performance factors, however, was the Fund’s underweight in A rated securities, which also outperformed the index.
From a sector perspective, the Fund benefited most from its overweights in health care and transportation bonds. Both categories delivered better-than-average results this reporting period, as investors, anticipating the nation’s recovery from the COVID-19 crisis, turned to bonds issued by hospitals, airports and toll roads for their comparatively high yields. Within these categories, individual securities, some of which were acquired during this reporting period, made performance contributions due to their unusually attractive yields and relatively high credit quality. Notable health care sector purchases included bonds for Virginia Hospital Center Health System in Arlington and Chesapeake Regional Medical Center. Within the transportation category, purchases included bonds for Interstate-66, Dulles Toll Road and Norfolk International Airport.
Additionally, an underweight in tax-backed bonds contributed to performance. These securities lagged amid ongoing concern that states and municipalities may experience lingering financial distress, given that tax collections tend to remain depressed well after recessions end. Owning more tobacco bonds than the index also contributed to relative performance, since these securities also benefited from investors’ appetite for higher yields in a low rate environment. These positive impacts, however, were modestly offset by an overweight in pre-refunded bonds, which generally underperformed due to their high credit and generally short durations.

The Fund had substantial shareholder inflows during the reporting period which, along with proceeds from maturing and called bonds, afforded management the opportunity to become active buyers of municipal debt. Given opportunities to lock in higher than usual yields, the Fund added some higher rated state appropriation bonds. In October 2020, for example, the Fund added Hampton Roads Transportation Accountability Commission bonds. Because of the liquidity of these issues’, management saw them as a likely source of funding once new opportunities to buy higher yielding bonds emerge.
Beyond purchases made in the health care, transportation sector and state appropriation sectors, other additions included non-rated Puerto Rico Sales Tax Financing Corp. securities known as COFINA bonds. Like all debt issued by U.S. territories, COFINA bonds may include exemptions from most federal, state and local taxes. These securities were purchased in the late summer 2020 when we believed the bonds offered yields commensurate with their risks.
Most of the Fund’s purchases included longer-duration, attractively yielding securities. Adding these longer-term securities helped maintain the Fund’s duration positioning within our desired range and appropriately long to the index.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds' use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds' exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Maryland Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	9/07/94	4.34%	3.73%	3.47%	3.84%	0.81%
Class A Shares at maximum Offering Price	9/07/94	(0.06)%	(0.65)%	2.59%	3.40%	—
S&P Municipal Bond Index	—	3.12%	4.68%	3.85%	4.40%	—
Lipper Maryland Municipal Debt Funds Classification Average	—	3.58%	3.18%	2.87%	3.30%	—
Class C2 Shares	9/16/94	4.17%	3.26%	2.90%	3.27%	1.36%
Class I Shares	2/28/92	4.43%	4.03%	3.68%	4.05%	0.61%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	3.93%	2.89%	2.65%	3.19%	1.61%
*     Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%

Nuveen Pennsylvania Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/29/86	2.57%	3.44%	3.67%	4.49%	0.78%
Class A Shares at maximum Offering Price	10/29/86	(1.73)%	(0.88)%	2.77%	4.04%	—
S&P Municipal Bond Index	—	3.12%	4.68%	3.85%	4.40%	—
Lipper Pennsylvania Municipal Debt Funds Classification Average	—	3.86%	3.78%	3.45%	4.01%	—
Class C2 Shares	2/02/94	2.38%	2.88%	3.12%	3.91%	1.33%
Class I Shares	2/03/97	2.68%	3.66%	3.88%	4.69%	0.58%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	2.17%	2.62%	2.83%	3.51%	1.58%
*     Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Virginia Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Retuns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	3/27/86	3.97%	4.40%	3.70%	4.14%	0.78%
Class A Shares at maximum Offering Price	3/27/86	(0.36)%	0.01%	2.81%	3.69%	—
S&P Municipal Bond Index	—	3.12%	4.68%	3.85%	4.40%	—
Lipper Virginia Municipal Debt Funds Classification Average	—	3.48%	4.00%	3.10%	3.55%	—
Class C2 Shares	10/04/93	3.70%	3.76%	3.14%	3.57%	1.33%
Class I Shares	2/03/97	4.08%	4.53%	3.91%	4.35%	0.58%

	Total Returns as of November 30, 2020*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	3.57%	3.49%	2.88%	3.45%	1.58%
*     Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2020

Effective Leverage Ratio	0.00%

Yields    as of November 30, 2020
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Maryland Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.30%	1.59%	1.86%	2.62%
SEC 30-Day Yield	1.30%	0.56%	0.78%	1.55%
Taxable-Equivalent Yield (46.6%)[2]	2.40%	1.03%	1.44%	2.86%
Nuveen Pennsylvania Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.08%	1.38%	1.64%	2.39%
SEC 30-Day Yield	1.20%	0.47%	0.69%	1.45%
Taxable-Equivalent Yield (43.9%)[2]	2.14%	0.84%	1.23%	2.58%
Nuveen Virginia Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.08%	1.40%	1.61%	2.39%
SEC 30-Day Yield	1.04%	0.30%	0.52%	1.28%
Taxable-Equivalent Yield (46.6%)[2]	1.93%	0.56%	0.97%	2.38%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Holding Summaries    as of November 30, 2020
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Maryland Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.1%
Common Stocks	0.1%
Other Assets Less Liabilities	2.8%
Net Assets	100%

States and Territories (% of total municipal bonds)
Maryland	84.1%
Guam	3.9%
Puerto Rico	3.1%
California	2.4%
District of Columbia	2.3%
New York	1.3%
Texas	0.9%
Virgin Islands	0.8%
New Jersey	0.4%
Ohio	0.4%
Pennsylvania	0.4%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	17.5%
Tax Obligation/Limited	15.2%
Health Care	14.8%
U.S. Guaranteed	11.0%
Housing/Multifamily	7.3%
Transportation	6.5%
Long-Term Care	5.9%
Utilities	5.9%
Housing/Single Family	5.7%
Other	10.2%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	10.8%
AAA	18.3%
AA	25.0%
A	18.9%
BBB	8.9%
BB or Lower	9.0%
N/R (not rated)	9.0%
N/A (not applicable)	0.1%
Total	100%

Nuveen Pennsylvania Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	90.5%
Common Stocks	1.4%
Short-Term Municipal Bonds	5.0%
Other Assets Less Liabilities	3.1%
Net Assets	100%

States and Territories (% of total municipal bonds)
Pennsylvania	99.2%
Puerto Rico	0.6%
Guam	0.2%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	20.0%
Health Care	18.5%
Education and Civic Organizations	14.0%
Utilities	11.9%
Housing/Single Family	8.1%
Transportation	7.8%
Tax Obligation/Limited	6.8%
U.S. Guaranteed	6.0%
Long-Term Care	5.2%
Other	1.7%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	6.0%
AAA	6.1%
AA	39.2%
A	31.3%
BBB	7.5%
BB or Lower	5.5%
N/R (not rated)	2.9%
N/A (not applicable)	1.5%
Total	100%

Holding Summaries    as of November 30, 2020 (continued)
Nuveen Virginia Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.9%
Common Stocks	0.1%
Short-Term Municipal Bonds	0.6%
Other Assets Less Liabilities	1.4%
Net Assets	100%

States and Territories (% of total municipal bonds)
Virginia	82.4%
District of Columbia	7.0%
Guam	3.5%
Puerto Rico	3.1%
Virgin Islands	1.4%
California	1.2%
Texas	0.6%
Colorado	0.4%
Pennsylvania	0.3%
New York	0.1%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	26.7%
Transportation	23.8%
Health Care	12.8%
Education and Civic Organizations	9.8%
U.S. Guaranteed	7.2%
Utilities	6.3%
Other	13.4%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	5.6%
AAA	9.9%
AA	49.2%
A	12.7%
BBB	11.3%
BB or Lower	5.9%
N/R (not rated)	5.3%
N/A (not applicable)	0.1%
Total	100%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2020.
The beginning of the period is June 1, 2020.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Maryland Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,043.43	$1,039.32	$1,041.66	$1,044.33
Expenses Incurred During the Period	$ 4.10	$ 8.18	$ 6.91	$ 3.07
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.06	$1,017.05	$1,018.30	$1,022.06
Expenses Incurred During the Period	$ 4.05	$ 8.09	$ 6.83	$ 3.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60%, 1.35% and 0.60% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Pennsylvania Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,025.69	$1,021.70	$1,023.81	$1,026.83
Expenses Incurred During the Period	$ 3.96	$ 8.01	$ 6.75	$ 2.95
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.15	$1,018.40	$1,022.16
Expenses Incurred During the Period	$ 3.95	$ 7.99	$ 6.73	$ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Virginia Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,039.70	$1,035.68	$1,036.99	$1,040.80
Expenses Incurred During the Period	$ 3.94	$ 8.01	$ 6.74	$ 2.92
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.21	$1,017.20	$1,018.45	$1,022.21
Expenses Incurred During the Period	$ 3.90	$ 7.94	$ 6.68	$ 2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57%, 1.32% and 0.57% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.2%
	MUNICIPAL BONDS – 97.1%
	Consumer Discretionary – 1.6%
$ 4,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	BB-	$3,683,280
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	12/20 at 100.00	N/R	600,000
5,000	Total Consumer Discretionary			4,283,280
	Consumer Staples – 2.5%
920	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,034,650
545	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	12/20 at 100.00	Ba1	559,263
1,135	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	12/20 at 100.00	N/R	1,135,341
830	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	895,661
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,188,750
55	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	12/20 at 100.00	A1	55,125
1,900	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,992,245
6,385	Total Consumer Staples			6,861,035
	Education and Civic Organizations – 4.6%
1,500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc, Series 2017A, 5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	1,575,615
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A-	727,293
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	A-	572,415
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	546,870
2,625	4.250%, 7/01/41	7/23 at 100.00	AA+	2,808,383
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39	10/24 at 100.00	A	534,515
1,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49	10/29 at 100.00	A	1,475,849
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29	6/22 at 100.00	Baa1	1,049,510

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
$ 385	5.000%, 6/01/29	6/26 at 100.00	Baa1	$443,131
700	5.000%, 6/01/33	6/26 at 100.00	Baa1	791,728
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
315	5.000%, 6/01/36	6/26 at 100.00	Baa1	354,580
235	5.000%, 6/01/42	6/26 at 100.00	Baa1	261,329
1,100	Maryland Industrial Development Financing Authority, Economic Development Revenue Bonds, McDonogh School Inc, Sereis 2019, 4.000%, 9/01/43	3/29 at 100.00	A+	1,277,683
11,270	Total Education and Civic Organizations			12,418,901
	Energy – 1.2%
3,260	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	12/20 at 100.00	BB-	3,295,501
	Health Care – 14.4%
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
660	4.000%, 7/01/32	7/25 at 100.00	A-	724,013
1,650	4.250%, 7/01/35	7/25 at 100.00	A-	1,798,549
1,000	5.000%, 7/01/45	7/25 at 100.00	A-	1,123,190
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
750	5.000%, 7/01/34	7/27 at 100.00	Baa3	864,188
500	5.000%, 7/01/38	7/27 at 100.00	Baa3	562,875
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB+	102,502
1,250	5.000%, 7/01/38	7/26 at 100.00	BBB+	1,418,237
440	4.000%, 7/01/42	7/26 at 100.00	BBB+	469,665
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	649,694
2,020	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	2,301,810
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020:
740	3.250%, 7/01/39	7/30 at 100.00	A-	769,230
50	4.000%, 7/01/40	7/30 at 100.00	A-	57,092
520	4.000%, 7/01/45	7/30 at 100.00	A-	585,109
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	576,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
$ 575	5.000%, 7/01/33	7/27 at 100.00	A+	$696,526
500	4.000%, 7/01/42	7/27 at 100.00	A+	558,405
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,000	4.000%, 7/01/35	7/25 at 100.00	A+	1,098,890
750	5.000%, 7/01/40	7/25 at 100.00	A+	857,588
955	4.125%, 7/01/47	7/25 at 100.00	A+	1,035,736
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
1,000	5.000%, 5/15/42	5/27 at 100.00	A	1,191,700
1,500	5.000%, 5/15/45	5/27 at 100.00	A	1,777,455
900	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB+	943,569
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
1,340	5.000%, 7/01/33	7/24 at 100.00	A	1,495,293
1,065	5.000%, 7/01/34	7/24 at 100.00	A	1,187,049
1,250	5.000%, 7/01/45	7/24 at 100.00	A	1,374,812
1,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%, 7/01/34	7/30 at 100.00	A	2,015,270
2,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46	6/27 at 100.00	AA-	2,492,262
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	3,015,450
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%, 4/15/45	4/30 at 100.00	A	2,864,475
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
3,000	4.000%, 12/01/44	6/25 at 100.00	AA-	3,265,920
1,000	5.000%, 12/01/44	6/25 at 100.00	AA-	1,148,250
34,265	Total Health Care			39,021,474
	Housing/Multifamily – 7.1%
2,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	A+	2,173,220
640	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	693,824
1,660	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28	10/23 at 100.00	A+	1,833,619
935	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A, 2.600%, 7/01/40	7/29 at 100.00	AA+	956,814
1,430	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 4.000%, 7/01/45	1/24 at 100.00	AA+	1,515,428

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 235	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	AA+	$253,093
1,480	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2018A, 3.950%, 7/01/43	1/28 at 100.00	AA+	1,641,572
1,750	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,894,760
575	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017, 5.000%, 7/01/32	7/27 at 100.00	BB+	580,434
500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013, 5.000%, 6/01/34	6/23 at 100.00	Baa3	522,170
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB-	1,042,460
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015:
255	5.000%, 7/01/31	7/25 at 100.00	BB+	257,170
475	5.000%, 7/01/35	7/25 at 100.00	BB+	478,068
1,140	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	12/20 at 100.00	AA	1,141,322
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,145	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	1,342,490
520	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	594,433
1,250	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.650%, 7/01/34	7/24 at 100.00	Aaa	1,322,337
1,000	Montgomery County Housing Opportunities Commission, Maryland, Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39 (AMT)	1/28 at 100.00	Aa2	1,066,500
17,990	Total Housing/Multifamily			19,309,714
	Housing/Single Family – 5.6%
1,365	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa1	1,466,843
2,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C, 3.200%, 9/01/28	3/24 at 100.00	Aa1	2,661,225
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa1	1,081,030
335	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2018A, 4.100%, 9/01/38	9/27 at 100.00	Aa1	376,855
1,335	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	1,484,079
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B:
2,500	3.200%, 9/01/39	9/28 at 100.00	Aa1	2,736,525
1,345	3.350%, 9/01/42	9/28 at 100.00	Aa1	1,469,977

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C:
$ 550	5.000%, 9/01/28	No Opt. Call	Aa1	$707,938
800	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,029,456
1,000	3.000%, 3/01/42	3/29 at 100.00	Aa1	1,061,700
1,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D, 3.200%, 7/01/44	7/29 at 100.00	AA+	1,082,980
13,730	Total Housing/Single Family			15,158,608
	Long-Term Care – 5.7%
1,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016, 5.000%, 1/01/37	1/26 at 100.00	A	1,115,030
1,750	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	1,886,727
2,000	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020, 4.000%, 1/01/45	1/27 at 103.00	A	2,168,640
1,200	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/33	1/24 at 104.00	BBB	1,309,008
1,250	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/44	4/27 at 100.00	N/R	1,255,300
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
700	5.000%, 1/01/36	7/26 at 100.00	A	794,122
835	5.000%, 1/01/45	7/26 at 100.00	A	932,478
1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	12/20 at 100.00	A	1,966,297
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1:
575	5.000%, 11/01/30	11/24 at 103.00	B-	602,686
950	5.000%, 11/01/32	11/24 at 103.00	B-	984,200
100	5.000%, 11/01/37	11/24 at 103.00	B-	101,808
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	B-	501,715
100	5.000%, 11/01/47	11/24 at 103.00	B-	98,684
1,500	Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%, 1/01/30	1/29 at 100.00	BBB+	1,765,605
14,425	Total Long-Term Care			15,482,300
	Tax Obligation/General – 17.0%
2,000	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2020, 5.000%, 3/01/30	No Opt. Call	AAA	2,767,000
2,040	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	1,599,442

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,325	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Refunding Series 2015A, 5.000%, 2/15/21	No Opt. Call	AAA	$1,338,025
1,000	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2020A, 4.000%, 8/15/37	8/30 at 100.00	AAA	1,250,940
1,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 2 Second Series 2018-2, 5.000%, 8/01/29	8/28 at 100.00	AAA	1,325,850
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A:
1,000	5.000%, 3/15/23	No Opt. Call	AAA	1,109,990
1,000	5.000%, 3/15/31	3/27 at 100.00	AAA	1,269,900
2,085	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2019, 5.000%, 3/15/27	No Opt. Call	AAA	2,682,957
2,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/21	No Opt. Call	AAA	2,064,480
	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2:
1,000	5.000%, 8/01/28	No Opt. Call	AAA	1,335,180
2,000	5.000%, 8/01/33	8/30 at 100.00	AAA	2,751,220
5,645	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	4,621,787
3,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30	7/29 at 100.00	AAA	4,079,550
2,500	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A, 5.000%, 7/15/33	7/28 at 100.00	AAA	3,252,075
2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2020, 5.000%, 6/01/28	No Opt. Call	AAA	2,662,580
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
2,575	5.000%, 6/01/27	6/26 at 100.00	AAA	3,221,093
1,300	5.000%, 6/01/35	6/26 at 100.00	AAA	1,588,353
2,000	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	2,048,200
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,975,725
6,220	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49	8/25 at 37.14	Aaa	2,163,938
44,190	Total Tax Obligation/General			46,108,285
	Tax Obligation/Limited – 14.8%
1,800	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2017, 5.000%, 10/01/27	10/26 at 100.00	AAA	2,276,514

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	AAA	$2,598,760
1,000	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.375%, 6/01/36	6/26 at 100.00	N/R	1,027,010
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
460	4.500%, 9/01/33	9/27 at 100.00	N/R	479,817
120	5.000%, 9/01/38	9/27 at 100.00	N/R	127,246
755	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.000%, 6/01/36	6/26 at 100.00	N/R	789,654
650	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A, 3.500%, 6/01/39, 144A	6/29 at 100.00	N/R	629,304
250	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B, 3.700%, 6/01/39, 144A	6/23 at 100.00	N/R	243,383
	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019:
380	4.000%, 7/01/29	1/29 at 100.00	N/R	405,563
335	5.000%, 7/01/36	1/29 at 100.00	N/R	366,761
115	Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A, 5.700%, 7/01/29 – RAAI Insured	12/20 at 100.00	AA	115,486
	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A:
1,000	4.000%, 7/01/34	7/30 at 100.00	A-	1,186,220
1,250	4.000%, 7/01/35	7/30 at 100.00	A-	1,478,437
55	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	56,097
170	Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%, 7/01/39	7/29 at 100.00	N/R	166,869
100	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	105,270
670	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	693,758
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BB	1,098,050
1,015	5.000%, 12/01/33	12/26 at 100.00	BB	1,173,533
500	5.000%, 12/01/46	12/26 at 100.00	BB	564,875
725	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 5.800%, 2/15/34	2/24 at 100.00	N/R	713,777
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
600	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	614,514
550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	565,301
1,285	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/34	7/25 at 100.00	N/R	1,309,145

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Maryland Community Development Administration, Local Government Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%, 6/01/49	6/29 at 100.00	Aa3	$1,157,490
185	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44	1/27 at 100.00	N/R	185,677
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/32	5/26 at 100.00	AA	1,200,310
1,250	5.000%, 5/01/33	5/26 at 100.00	AA	1,495,075
2,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AA	2,500,080
25	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	26,493
2,000	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/38	10/28 at 100.00	AA+	2,551,500
3,350	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	12/20 at 100.00	N/R	3,376,599
375	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	12/20 at 100.00	N/R	375,675
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
32	0.000%, 7/01/24	No Opt. Call	N/R	29,937
55	0.000%, 7/01/27	No Opt. Call	N/R	48,252
54	0.000%, 7/01/29	7/28 at 98.64	N/R	44,998
70	0.000%, 7/01/31	7/28 at 91.88	N/R	53,530
78	0.000%, 7/01/33	7/28 at 86.06	N/R	55,062
57	4.500%, 7/01/34	7/25 at 100.00	N/R	61,111
2,610	0.000%, 7/01/51	7/28 at 30.01	N/R	566,292
2,965	5.000%, 7/01/58	7/28 at 100.00	N/R	3,270,306
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
1,000	4.329%, 7/01/40	7/28 at 100.00	N/R	1,068,960
3	4.536%, 7/01/53	7/28 at 100.00	N/R	3,217
47	4.784%, 7/01/58	7/28 at 100.00	N/R	51,166
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC, 5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	1,189,450
1,000	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,113,970
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	12/20 at 100.00	Baa2	1,017,010
37,941	Total Tax Obligation/Limited			40,227,504

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 6.3%
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
$ 120	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	$145,082
425	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A	512,673
300	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	334,158
1,940	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A, 5.000%, 6/01/35	6/28 at 100.00	Baa3	2,225,394
1,600	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	BBB	1,804,384
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
500	4.000%, 6/01/38	6/28 at 100.00	BB-	465,920
305	4.000%, 6/01/58	6/28 at 100.00	BB-	256,273
1,275	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BB	1,351,806
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
2,650	5.000%, 3/31/41 (AMT)	9/26 at 100.00	B	2,704,299
500	5.000%, 3/31/46 (AMT)	9/26 at 100.00	B	510,245
500	Maryland Economic Development Corporation, Private Activity Revenue Bonds FCP, Purple Line Light Rail Project, Green Bonds, Series 2016B, 5.000%, 9/30/26 (AMT)	11/21 at 100.00	B	505,020
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
85	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	85,763
340	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	341,717
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/30	7/27 at 100.00	AA	1,885,590
1,000	5.000%, 7/01/36	7/27 at 100.00	AA	1,228,330
1,390	5.000%, 7/01/37	7/27 at 100.00	AA	1,701,402
1,000	5.000%, 7/01/42	7/27 at 100.00	AA	1,211,510
15,430	Total Transportation			17,269,566
	U.S. Guaranteed – 10.6% (5)
720	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	850,306
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	1,056,990
475	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	509,547
2,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.250%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	2,622,606

Nuveen Maryland Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,665	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A-	$1,766,432
1,310	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	1,533,971
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
2,250	4.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	2,383,740
5,700	5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	A	6,128,697
295	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	321,237
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R	3,519,090
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
1,000	5.000%, 5/01/35 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	1,254,040
3,250	5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA	4,075,630
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,096,000
475	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A+	510,725
780	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/49 (Pre-refunded 8/15/25)	8/25 at 37.14	Aaa	282,032
26,530	Total U.S. Guaranteed			28,911,043
	Utilities – 5.7%
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,272,600
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,545,200
1,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2020A, 5.000%, 7/01/50 (WI/DD, Settling 12/02/20)	7/30 at 100.00	Aa2	1,298,150
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	Aa3	2,411,760
1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	1,007,500
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	486,409
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
500	5.000%, 7/01/27	7/26 at 100.00	A-	597,405
500	5.000%, 1/01/46	7/26 at 100.00	A-	569,070

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
$ 825	5.000%, 10/01/33	10/27 at 100.00	BBB	$976,684
200	5.000%, 10/01/38	10/27 at 100.00	BBB	234,132
2,000	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,157,060
705	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	718,332
130	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	140,563
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	CCC	1,040,000
13,275	Total Utilities			15,454,865
$ 243,691	Total Municipal Bonds (cost $246,826,613)			263,802,076

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
14,180	American Airlines Group Inc, (6)	$ 200,364
	Total Common Stocks (cost $425,978)	200,364
	Total Long-Term Investments (cost $247,252,591)	264,002,440
	Other Assets Less Liabilities – 2.8%	7,609,847
	Net Assets – 100%	$ 271,612,287
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 91.9%
	MUNICIPAL BONDS – 90.5%
	Consumer Staples – 0.3%
$ 1,110	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (AMT)	No Opt. Call	AA-	$ 1,511,665
	Education and Civic Organizations – 13.5%
2,495	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2013, 5.000%, 3/01/21	No Opt. Call	AA	2,524,890
2,150	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%, 2/01/30	No Opt. Call	AA	2,929,848
1,405	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/34	10/26 at 100.00	Baa3	1,519,760
515	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37	10/27 at 100.00	Baa3	558,842
295	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/39	10/29 at 100.00	BB+	298,714
2,580	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project, Series 2019, 3.000%, 9/15/49	9/29 at 100.00	AA-	2,773,423
1,205	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36	3/27 at 100.00	BBB-	1,378,339
305	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47	12/27 at 100.00	BBB-	342,960
785	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34	5/26 at 100.00	A-	793,447
330	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/37	5/24 at 100.00	Baa3	346,873
920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	12/20 at 100.00	AA	920,626
3,500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/45	8/25 at 100.00	AA-	3,983,140
1,430	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016, 4.000%, 5/01/46	11/26 at 100.00	BBB+	1,394,279
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2:
290	3.125%, 5/01/34	5/26 at 100.00	BBB	268,726
210	3.250%, 5/01/36	5/26 at 100.00	BBB	192,276
355	3.500%, 5/01/41	5/26 at 100.00	BBB	321,623
	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017:
100	3.375%, 11/01/33	11/27 at 100.00	A-	107,824
1,090	4.000%, 11/01/40	11/27 at 100.00	A-	1,217,366

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,020	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A	$2,118,980
1,800	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2016, 3.000%, 10/01/37	10/26 at 100.00	A	1,828,836
1,270	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A	1,483,106
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
3,700	4.000%, 9/01/44	9/29 at 100.00	A	4,086,724
580	4.000%, 9/01/49	9/29 at 100.00	A	635,929
2,075	Northampton County General Purpose Authority, Pennsylvania, Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38	11/28 at 100.00	Aa3	2,403,721
4,870	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41 (AMT)	6/29 at 100.00	A1	4,719,420
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004:
630	2.625%, 11/01/31	5/26 at 100.00	BBB+	630,151
690	3.000%, 11/01/42	5/26 at 100.00	BBB+	671,556
1,150	5.000%, 11/01/46	5/26 at 100.00	BBB+	1,239,079
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014:
815	5.000%, 12/01/38	12/24 at 100.00	AA+	928,921
670	5.000%, 12/01/44	12/24 at 100.00	AA+	757,797
1,015	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Series 2019, 4.000%, 12/01/48	6/29 at 100.00	AA+	1,187,712
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2016, 4.000%, 5/01/36	5/26 at 100.00	A-	1,653,765
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
280	4.000%, 5/01/32	11/22 at 100.00	BB+	276,704
1,120	5.000%, 5/01/42	11/22 at 100.00	BB+	1,130,528
2,375	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50	3/25 at 100.00	A	2,674,369
220	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2012, 5.000%, 3/01/42	9/22 at 100.00	A	232,800
1,260	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2018A, 3.375%, 2/15/35	2/28 at 100.00	AA+	1,412,762
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012:
170	4.000%, 11/01/39	11/22 at 100.00	Baa1	170,026
1,180	5.000%, 11/01/42	11/22 at 100.00	Baa1	1,206,963
1,315	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36	11/25 at 100.00	Baa1	1,399,094

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 385	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.500%, 7/15/38	7/23 at 100.00	A-	$403,184
275	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A (WI/DD, Settling 12/11/20)	6/28 at 100.00	BB+	310,395
1,475	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017, 5.000%, 5/01/37	11/27 at 100.00	BB+	1,537,923
2,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020A, 4.000%, 11/01/45	11/29 at 100.00	A-	2,876,822
2,345	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Temple University, First Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	2,658,011
910	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	936,800
835	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37	5/26 at 100.00	A-	969,719
1,895	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,914,026
2,090	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	2,197,781
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A:
665	5.000%, 11/01/32	11/25 at 100.00	A-	771,965
260	5.000%, 11/01/33	11/25 at 100.00	A-	300,534
260	4.000%, 11/01/35	11/25 at 100.00	A-	284,609
64,660	Total Education and Civic Organizations			69,883,668
	Health Care – 17.1%
10,705	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44	4/28 at 100.00	A	11,844,868
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
1,000	4.000%, 7/15/36	7/29 at 100.00	A	1,156,530
1,170	4.000%, 7/15/39	7/29 at 100.00	A	1,336,631
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
610	3.750%, 11/01/42	11/27 at 100.00	BB+	590,224
1,180	4.000%, 11/01/47	11/27 at 100.00	BB+	1,164,483
10,100	5.000%, 11/01/50	11/27 at 100.00	BB+	10,590,961
1,000	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2019, 4.000%, 8/15/50	8/28 at 100.00	A-	1,095,030
2,125	Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39	7/25 at 100.00	A	2,370,352

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A:
$ 295	5.000%, 11/15/41	11/25 at 100.00	AA-	$342,309
615	5.000%, 11/15/46	11/25 at 100.00	AA-	709,249
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A:
1,000	4.000%, 10/01/36	10/27 at 100.00	AA	1,150,330
1,365	4.000%, 10/01/37	10/27 at 100.00	AA	1,566,570
5,000	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/50	9/30 at 100.00	AA	5,838,350
2,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019, 4.000%, 11/01/44	11/29 at 100.00	A+	2,295,280
	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A:
555	3.000%, 6/01/33	6/26 at 100.00	A	584,693
585	5.000%, 6/01/35	6/26 at 100.00	A	684,895
730	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A	768,493
500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	BBB-	538,030
1,025	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,165,025
4,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 5.000%, 7/15/48	1/28 at 100.00	A-	4,650,520
1,485	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41	6/24 at 100.00	AA-	1,664,329
1,045	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	AA-	1,245,201
255	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	271,088
2,750	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46	8/26 at 100.00	AA	3,255,587
1,945	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42	8/26 at 100.00	AA	2,316,281
3,960	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%, 7/01/35	7/26 at 100.00	A+	4,439,794
2,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A+	2,283,620
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016:
365	3.000%, 11/01/36	5/26 at 100.00	A	381,604
3,670	4.000%, 11/01/46	5/26 at 100.00	A	3,946,094
2,010	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2012, 4.000%, 11/01/32	11/22 at 100.00	A	2,088,008

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,050	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/41	7/26 at 100.00	A+	$1,221,549
2,730	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	2,952,358
695	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children's Hospital of Philadelphia, Series 2011C, 5.000%, 7/01/41	7/21 at 100.00	AA	709,692
2,020	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	BBB-	2,140,150
555	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/30	7/27 at 100.00	BBB-	647,141
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45	1/27 at 100.00	A+	2,355,600
2,035	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	Aa3	2,261,129
3,065	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/49	6/29 at 100.00	Aa3	3,770,195
79,195	Total Health Care			88,392,243
	Housing/Multifamily – 0.3%
650	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	709,260
485	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46	7/24 at 100.00	BB+	486,242
100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Baa3	99,381
209	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	12/20 at 100.00	Baa3	209,086
1,444	Total Housing/Multifamily			1,503,969
	Housing/Single Family – 7.9%
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
2,560	3.300%, 10/01/32	10/21 at 100.00	AA+	2,595,584
1,980	3.650%, 10/01/37	10/21 at 100.00	AA+	2,001,483
880	3.700%, 10/01/42	10/21 at 100.00	AA+	888,606
780	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B, 3.950%, 10/01/40	10/24 at 100.00	AA+	822,292
710	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B, 3.900%, 10/01/35	10/24 at 100.00	AA+	753,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$ 1,380	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119, 3.500%, 10/01/36	4/25 at 100.00	AA+	$1,448,876
4,835	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.200%, 4/01/40	10/25 at 100.00	AA+	5,089,418
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
1,460	3.100%, 10/01/36	10/25 at 100.00	AA+	1,548,637
6,365	3.200%, 10/01/41	10/25 at 100.00	AA+	6,711,447
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B:
1,180	3.450%, 10/01/32	10/26 at 100.00	AA+	1,290,236
1,280	3.900%, 10/01/37	10/26 at 100.00	AA+	1,389,619
2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.500%, 10/01/37	10/26 at 100.00	AA+	2,127,880
1,010	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47	4/27 at 100.00	AA+	1,072,650
1,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2018-126A, 3.700%, 10/01/33	4/27 at 100.00	AA+	2,016,962
6,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 3.350%, 10/01/45	10/28 at 100.00	AA+	6,414,240
2,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46	10/28 at 100.00	AA+	2,115,072
2,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133, 2.500%, 10/01/45	10/29 at 100.00	AA+	2,425,108
38,650	Total Housing/Single Family			40,711,250
	Industrials – 1.1%
250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	266,065
250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	266,065
2,360	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	2,444,582
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Amtrak Project, Series 2012A:
955	5.000%, 11/01/27 (AMT)	11/22 at 100.00	A1	1,031,620
410	5.000%, 11/01/41 (AMT)	11/22 at 100.00	A1	437,782
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (AMT) (Mandatory Put 7/01/24)	No Opt. Call	A-	1,050,820
5,225	Total Industrials			5,496,934

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 5.0%
$ 1,510	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	BBB	$1,632,537
1,600	Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, 5.000%, 5/15/48	5/25 at 102.00	BBB	1,711,824
90	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/35	12/25 at 100.00	N/R	92,156
860	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%, 12/01/51	12/25 at 103.00	N/R	865,633
3,450	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019, 5.000%, 1/01/45	1/25 at 104.00	N/R	3,411,739
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
1,845	4.000%, 1/01/33	1/25 at 100.00	BBB+	1,916,771
2,250	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,409,952
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016:
355	5.000%, 1/01/28	1/26 at 100.00	BBB+	398,530
1,000	5.000%, 1/01/29	1/26 at 100.00	BBB+	1,118,060
910	5.000%, 1/01/30	1/26 at 100.00	BBB+	1,012,839
135	3.250%, 1/01/36	1/26 at 100.00	BBB+	135,564
2,055	3.250%, 1/01/39	1/26 at 100.00	BBB+	2,046,595
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A:
285	4.125%, 1/01/38	1/29 at 100.00	BBB+	303,009
560	5.000%, 1/01/39	1/29 at 100.00	BBB+	632,111
1,135	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 5.000%, 12/01/39	12/25 at 100.00	A	1,267,523
340	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	376,356
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2020:
610	5.000%, 3/01/45	3/27 at 102.00	BB+	640,207
245	5.000%, 3/01/50	3/27 at 102.00	BB+	256,094
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	2,296,400
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Meadowood Senior Living Project, Series 2018A, 5.000%, 12/01/48	12/25 at 102.00	BBB	2,145,240
1,100	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2019, 5.000%, 11/01/49	11/26 at 103.00	BB+	1,136,718
24,335	Total Long-Term Care			25,805,858

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 17.8%
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
$ 950	5.000%, 12/01/32	12/24 at 100.00	AA-	$1,108,688
415	5.000%, 12/01/34	12/24 at 100.00	AA-	482,537
4,950	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77, 5.000%, 11/01/43	11/28 at 100.00	AA-	6,204,181
830	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Revenue Anticipation Note Series 2020, 2.375%, 3/31/21	12/20 at 100.00	N/R	830,017
	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019C:
1,000	4.000%, 2/01/35 – BAM Insured	8/29 at 100.00	AA	1,174,450
1,000	4.000%, 2/01/36 – BAM Insured	8/29 at 100.00	AA	1,170,400
	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,000	5.000%, 8/01/28	8/26 at 100.00	Aa2	1,245,500
1,000	4.000%, 8/01/31	8/26 at 100.00	Aa2	1,162,300
1,055	4.000%, 8/01/32	8/26 at 100.00	Aa2	1,217,375
1,180	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,355,678
705	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38	4/24 at 100.00	AA-	800,210
1,000	Cambria County, Pennsylvania, General Obligation Bonds, Notes Series 2020B, 4.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,142,450
1,675	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,942,899
2,600	Chambersburg Area School District, Franklin County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 3/01/29	3/27 at 100.00	Aa3	3,056,976
2,005	Cheltenham Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016B, 5.000%, 2/15/37	8/24 at 100.00	AA-	2,294,321
3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA-	2,995,437
	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2020A:
4,000	0.000%, 10/01/35 – BAM Insured	10/30 at 81.91	AA	2,387,640
1,950	0.000%, 10/01/37 – BAM Insured	10/30 at 75.27	AA	1,058,733
4,000	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 2/15/44	2/27 at 100.00	Aaa	4,894,720
805	Connellsville Area School District, Fayette County, Pennsylvania, General Obligation Bonds, Series 2019, 3.125%, 8/15/39	8/26 at 100.00	AA	865,697
2,630	Dallas School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 5.000%, 10/15/33 – AGM Insured	10/29 at 100.00	AA	3,404,745
2,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24	No Opt. Call	A+	2,344,140
170	Easton Area School District, Northampton County, Pennsylvania, General Obligation Bonds, Series 2020B, 5.000%, 2/01/31	2/28 at 100.00	Aa2	217,875

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	Baa2	$1,455,036
2,240	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured	11/23 at 100.00	AA	2,499,795
1,000	Lower Paxton Township, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2020B, 4.000%, 4/01/22	No Opt. Call	Aa2	1,045,670
4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A-	4,704,911
	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016:
1,000	4.000%, 9/01/31 – AGM Insured	9/26 at 100.00	AA	1,136,730
1,000	4.000%, 9/01/33 – AGM Insured	9/26 at 100.00	AA	1,127,630
	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019:
1,000	4.000%, 5/01/34	5/29 at 100.00	AA	1,198,280
1,545	4.000%, 5/01/36	5/29 at 100.00	AA	1,840,775
1,000	4.000%, 5/01/44	5/29 at 100.00	AA	1,162,590
	Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A:
1,500	4.000%, 3/01/33	9/27 at 100.00	AA	1,760,265
1,745	4.000%, 3/01/34	9/27 at 100.00	AA	2,029,924
1,350	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured	1/24 at 100.00	AA	1,544,576
3,550	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – NPFG Insured	No Opt. Call	A+	5,124,318
1,415	Philadelphia School District, Pennsylvania, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020-21A, 4.000%, 6/30/21	No Opt. Call	N/R	1,446,102
1,470	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/15/38	1/24 at 100.00	A	1,649,399
240	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/22 at 100.00	AA	259,654
370	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2020A, 4.000%, 9/01/22	No Opt. Call	AA-	393,569
	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2019B:
1,500	3.000%, 2/15/30	2/27 at 100.00	Aa1	1,671,795
1,160	3.000%, 2/15/32	2/27 at 100.00	Aa1	1,281,336
1,535	Rostraver Township, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2018, 3.500%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	1,673,549
1,285	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,391,604
2,000	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 3/15/40	3/25 at 100.00	Aa1	2,337,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
$ 40	5.000%, 11/15/21	No Opt. Call	BB+	$40,210
70	5.000%, 11/15/28	5/24 at 100.00	BB+	70,263
	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020:
200	2.000%, 9/01/26	No Opt. Call	Aa1	217,968
200	3.000%, 9/01/29	9/28 at 100.00	Aa1	230,460
1,265	Upper St Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41	10/24 at 100.00	AA	1,450,601
	Upper St Clair Township School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2020:
2,095	3.000%, 10/01/28	No Opt. Call	AA	2,406,652
2,725	3.000%, 10/01/29	10/28 at 100.00	AA	3,107,045
1,150	3.000%, 10/01/30	10/28 at 100.00	AA	1,304,664
1,000	West Mifflin Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 – BAM Insured	10/29 at 100.00	AA	1,115,500
83,205	Total Tax Obligation/General			92,035,760
	Tax Obligation/Limited – 6.0%
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/35	5/22 at 100.00	Baa3	519,400
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Baa3	108,045
505	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Baa3	533,295
100	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	102,187
1,025	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Series 2019B, 5.000%, 6/01/30	No Opt. Call	A1	1,374,269
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
840	5.000%, 6/01/33	6/28 at 100.00	A1	1,054,620
8,450	4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	9,732,118
935	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	BB	968,155
582	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	593,279
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
1,500	0.000%, 12/01/37 (4)	12/26 at 100.00	AA-	1,673,310
1,000	0.000%, 12/01/44 (4)	12/26 at 100.00	AA-	1,107,530
2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B, 5.000%, 12/01/48	12/28 at 100.00	A+	3,002,900

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,045	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/30	12/25 at 100.00	A	$2,446,086
1,065	Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes, Series A of 2020-2021, 4.000%, 6/30/21	No Opt. Call	N/R	1,088,345
	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2012:
1,530	5.000%, 2/01/26 – AGM Insured	8/22 at 100.00	AA	1,632,587
1,220	4.000%, 2/01/29 – AGC Insured	8/22 at 100.00	AA	1,266,567
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,110	4.750%, 7/01/53	7/28 at 100.00	N/R	1,205,937
1,404	5.000%, 7/01/58	7/28 at 100.00	N/R	1,548,570
79	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	86,003
500	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Revenue Bonds, Transit Administration Section 5307 Urbanized Area Formula Series 2020, 5.000%, 6/01/21	No Opt. Call	AA-	511,490
530	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35	1/28 at 100.00	BB	549,472
27,520	Total Tax Obligation/Limited			31,104,165
	Transportation – 6.9%
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,040	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,153,308
2,455	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,717,194
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	1,214,650
2,700	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/38	1/29 at 100.00	A+	3,365,469
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,330	5.000%, 1/01/22	No Opt. Call	A	1,386,286
1,000	5.000%, 1/01/25	1/23 at 100.00	A	1,069,030
1,845	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured	1/24 at 100.00	AA	2,041,511
2,500	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	2,848,525
5,015	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	6,597,132
825	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2, 5.000%, 6/01/39	6/26 at 100.00	A3	969,895

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,040	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	12/24 at 100.00	A+	$1,179,298
4,535	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	5,300,417
2,235	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	2,855,816
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
575	5.000%, 6/01/31	6/27 at 100.00	A3	701,126
570	5.000%, 6/01/33	6/27 at 100.00	A3	689,204
70	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 3.000%, 7/01/34 – AGM Insured	7/27 at 100.00	AA	74,038
1,295	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020A, 4.000%, 7/01/35	7/30 at 100.00	A2	1,529,175
30,030	Total Transportation			35,692,074
	U.S. Guaranteed – 5.8% (5)
2,960	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	3,243,065
1,400	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System, Inc, Series 2012, 5.000%, 5/15/27 (Pre-refunded 5/15/21)	5/21 at 100.00	A3	1,430,338
1,010	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2013, 5.250%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	A2	1,136,714
3,280	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Series 2012B, 5.000%, 7/01/42 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	3,446,919
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
250	5.375%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	280,750
430	5.750%, 5/01/35 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R	486,768
2,385	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R	2,725,793
1,010	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2012A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,060,268
1,310	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,402,316
3,075	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	3,271,861
850	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc Obligated Group, Refunding Series 2012, 5.000%, 11/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A-	909,415
1,110	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R	1,240,880

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 140	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University Student Services, Inc Student Housing Project at Shippensburg University of Pennsylvania, Series 2012, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R	$152,165
2,990	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A+	3,269,625
950	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	A+	953,705
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,435	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	2,639,637
1,220	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	AA-	1,322,529
240	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 7.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A-	250,606
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
150	6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	150,700
125	6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	AA-	125,589
530	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	AA-	561,556
27,850	Total U.S. Guaranteed			30,061,199
	Utilities – 8.8%
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
1,770	5.000%, 12/01/40	12/25 at 100.00	Aa3	2,086,830
1,180	5.000%, 12/01/45	12/25 at 100.00	Aa3	1,382,476
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2020B:
330	4.000%, 6/01/45	12/30 at 100.00	Aa3	394,555
285	4.000%, 6/01/50	12/30 at 100.00	Aa3	338,264
25	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	25,187
3,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)	No Opt. Call	N/R	4,344
2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	2,838
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015:
400	5.000%, 5/01/40	5/25 at 100.00	Aa3	467,060
785	4.000%, 5/01/45	5/25 at 100.00	Aa3	846,332
1,920	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	2,134,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,200	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	$1,324,608
4,305	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	5,381
2,030	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, 3.000%, 10/01/36 (AMT)	10/29 at 100.00	A-	2,164,284
4,060	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, 3.100%, 11/01/38 (AMT)	11/29 at 100.00	A-	4,337,379
7,450	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019, 3.000%, 4/01/39	10/29 at 100.00	A+	8,195,298
3,165	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	4,024,867
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A	2,385,360
1,975	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/30	8/25 at 100.00	A	2,322,916
5,005	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2015A, 5.000%, 7/01/45	7/24 at 100.00	A+	5,630,575
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2019B, 5.000%, 11/01/54	11/29 at 100.00	A+	2,511,180
310	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 – AGM Insured (WI/DD, Settling 12/01/20)	9/30 at 100.00	AA	367,799
1,500	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding First Lien Series 2017C, 0.765%, 9/01/40 – AGM Insured (Mandatory Put 12/01/23) (SIFMA *100% Reference Rate + 0.650% Spread) (WI/DD, Settling 12/01/20) (7)	6/23 at 100.00	AA	1,502,235
915	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	1,102,557
1,000	Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 – AGM Insured	9/29 at 100.00	AA	1,091,380
1,000	West Mifflin Sanitary Sewer Municipal Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Green Series 2020B, 2.250%, 8/01/38 – BAM Insured (WI/DD, Settling 12/15/20)	8/25 at 100.00	AA	1,003,900
50,355	Total Utilities			45,652,530
$ 433,579	Total Municipal Bonds (cost $437,848,348)			467,851,315

Shares	Description (1)	Value
	COMMON STOCKS – 1.4%
	Electric Utilities – 1.4%
324,114	Energy Harbor Corp, (8), (9), (10)	$ 7,312,984
	Total Common Stocks (cost $9,068,453)	7,312,984
	Total Long-Term Investments (cost $446,916,801)	475,164,299

Nuveen Pennsylvania Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.0%
	MUNICIPAL BONDS – 5.0%
	Health Care – 0.9%
$ 3,485	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children's Hospital of Philadelphia, Variable Rate Demand Obligations, Series 2002B, 0.110%, 7/01/25 (11)	12/20 at 100.00	A-1	$3,485,000
1,025	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children's Hospital of Philadelphia, Variable Rate Demand Obligations, Series 2005A, 0.110%, 2/15/21 (11)	12/20 at 100.00	A-1	1,025,000
4,510	Total Health Care			4,510,000
	Tax Obligation/General – 1.5%
4,000	Pennsylvania State, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bonds 2018-XF2604, 0.110%, 3/01/26,144A (11)	No Opt. Call	F1	4,000,000
4,025	Philadelphia, Pennsylvania, General Obligation Bonds, Variable Rate Demand Obligations, Refunding Series 2009A, 0.100%, 8/01/31 (11)	11/20 at 100.00	A-1	4,025,000
8,025	Total Tax Obligation/General			8,025,000
	Tax Obligation/Limited – 0.6%
2,925	Commonwealth Financing Authority, Pennsylvania, Tobacco Master Settlement Payment Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust Series 2018-XX1080, 0.190%, 6/01/35,144A (11)	6/28 at 100.00	VMIG1	2,925,000
	Transportation – 0.7%
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Variable Rate Demand Obligations, Series 2020A, 0.100%, 12/01/50 (11)	11/20 at 100.00	VMIG-1	3,500,000
	Utilities – 1.3%
1,855	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth Series, Variable Rate Demand Obligations, Series 2009B, 0.100%, 8/01/31 (11)	12/20 at 100.00	VMIG-1	1,855,000
5,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighth Series, Variable Rate Demand Obligations, Series 2009D, 0.100%, 8/01/31 (11)	12/20 at 100.00	A-1+	5,000,000
6,855	Total Utilities			6,855,000
$ 25,815	Total Short-Term Investments (cost $25,815,000)			25,815,000
	Total Investments (cost $472,731,801) – 96.9%			500,979,299
	Other Assets Less Liabilities – 3.1% (12)			15,994,899
	Net Assets – 100%			$ 516,974,198
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(40)	3/21	$(5,518,111)	$(5,526,875)	$(8,764)	$625

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlement for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.0%
	MUNICIPAL BONDS – 97.9%
	Consumer Staples – 1.9%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 265	5.250%, 6/01/32	12/20 at 100.00	N/R	$265,080
600	5.625%, 6/01/47	12/20 at 100.00	N/R	600,138
6,155	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	12/20 at 100.00	B-	6,186,083
4,910	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/21 at 100.00	B-	4,942,062
11,930	Total Consumer Staples			11,993,363
	Education and Civic Organizations – 9.4%
1,685	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%, 1/01/40	1/27 at 100.00	A1	1,904,741
	College of William and Mary, Virginia, General Pledge Revenue Bonds, Series 2020A:
750	5.000%, 2/15/30	No Opt. Call	AA	1,015,823
260	5.000%, 2/15/31	2/30 at 100.00	AA	349,305
375	5.000%, 2/15/32	2/30 at 100.00	AA	500,633
370	5.000%, 2/15/33	2/30 at 100.00	AA	491,286
375	4.000%, 2/15/34	2/30 at 100.00	AA	454,586
1,455	Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 1/01/48	1/28 at 100.00	AA	1,802,090
500	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/37	6/27 at 100.00	Aa2	578,835
	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2019A:
3,250	4.000%, 6/01/34	6/29 at 100.00	Aa2	3,943,258
1,200	4.000%, 6/01/36	6/29 at 100.00	Aa2	1,447,344
985	4.000%, 6/01/39	6/29 at 100.00	Aa2	1,178,572
750	Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	BBB+	830,198
1,000	Salem Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45	4/30 at 100.00	BBB+	1,030,400
2,500	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45	4/25 at 100.00	AAA	2,934,025
8,855	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	AAA	10,929,726

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 585	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2015B, 5.000%, 8/01/21	No Opt. Call	AAA	$603,901
7,000	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2019B, 5.000%, 9/01/49	9/29 at 100.00	AAA	9,113,440
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,005,650
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A:
3,000	5.000%, 7/01/35, 144A	7/25 at 100.00	BB+	3,053,910
3,065	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	3,082,317
1,575	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1998, 5.250%, 1/01/31 – NPFG Insured	No Opt. Call	AA	2,099,396
415	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.375%, 1/01/21	No Opt. Call	AA	416,726
2,190	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2015A, 5.000%, 1/01/40	1/25 at 100.00	AA	2,484,730
525	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2018A, 5.000%, 11/01/38	11/28 at 100.00	AA-	659,416
4,975	Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/33	11/30 at 100.00	AA-	6,637,794
48,640	Total Education and Civic Organizations			58,548,102
	Health Care – 12.5%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
1,550	5.000%, 7/01/29	No Opt. Call	AA-	2,040,993
1,165	5.000%, 7/01/33	7/30 at 100.00	AA-	1,528,457
325	5.000%, 7/01/37	7/30 at 100.00	AA-	421,060
1,195	4.000%, 7/01/38	7/30 at 100.00	AA-	1,419,875
1,075	4.000%, 7/01/45	7/30 at 100.00	AA-	1,252,364
	Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019:
1,375	5.000%, 7/01/28	No Opt. Call	A	1,754,541
725	5.000%, 7/01/29	No Opt. Call	A	942,268
4,030	5.000%, 7/01/30	7/29 at 100.00	A	5,195,516
1,470	5.000%, 7/01/34	7/29 at 100.00	A	1,861,402
560	4.000%, 7/01/35	7/29 at 100.00	A	651,543
1,205	4.000%, 7/01/37	7/29 at 100.00	A	1,392,956
1,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	2,141,530
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48	5/28 at 100.00	AA+	2,299,600
310	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	335,281

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	$2,559,400
2,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	2,193,160
3,500	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A, 5.330%, 7/01/45, 144A	7/25 at 100.00	N/R	3,876,425
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
180	5.000%, 1/01/32	1/27 at 100.00	A-	211,768
2,000	5.000%, 1/01/47	1/27 at 100.00	A-	2,275,860
1,000	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48	11/28 at 100.00	AA	1,139,630
1,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 5.000%, 11/01/25	11/22 at 100.00	AA-	1,082,440
	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A:
875	4.000%, 7/01/36	7/30 at 100.00	AA-	1,054,743
4,000	4.000%, 7/01/51	7/30 at 100.00	AA-	4,652,720
2,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	3,295,500
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016:
1,000	5.000%, 6/15/32	6/26 at 100.00	A3	1,178,770
1,800	5.000%, 6/15/35	6/26 at 100.00	A3	2,107,170
1,600	5.000%, 6/15/36	6/26 at 100.00	A3	1,868,736
1,360	4.000%, 6/15/37	6/26 at 100.00	A3	1,492,138
3,300	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B, 5.000%, 7/01/46	7/27 at 100.00	AA-	3,938,781
6,660	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/49	6/30 at 100.00	AA-	7,586,872
	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020:
4,000	4.000%, 11/01/37	11/29 at 100.00	AA	4,738,440
2,150	4.000%, 11/01/38	11/29 at 100.00	AA	2,539,924
	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,250	5.000%, 1/01/32	1/26 at 100.00	A+	1,463,800
1,230	5.000%, 1/01/34	1/26 at 100.00	A+	1,431,499
2,000	4.000%, 1/01/37	1/26 at 100.00	A+	2,211,340
1,215	5.000%, 1/01/44	1/26 at 100.00	A+	1,391,078
66,025	Total Health Care			77,527,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 3.2%
$ 835	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	12/20 at 100.00	AA	$838,465
700	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	726,250
	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A:
1,510	3.500%, 3/01/35	3/24 at 100.00	AA+	1,597,520
1,790	3.625%, 3/01/39	3/24 at 100.00	AA+	1,891,457
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C, 4.000%, 8/01/45	8/24 at 100.00	AA+	1,065,070
2,585	Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E, 3.750%, 12/01/40	12/24 at 100.00	AA+	2,760,677
1,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B, 3.350%, 5/01/36	5/25 at 100.00	AA+	1,600,665
1,710	Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A, 3.875%, 3/01/47	3/26 at 100.00	AA+	1,840,610
3,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A, 3.600%, 9/01/39	3/28 at 100.00	AA+	3,315,510
1,250	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020E, 2.300%, 7/01/40	7/29 at 100.00	AA+	1,272,612
1,745	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020G, 2.200%, 9/01/40	9/29 at 100.00	Aa1	1,762,398
1,295	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	12/20 at 100.00	AA+	1,299,157
18,920	Total Housing/Multifamily			19,970,391
	Long-Term Care – 3.1%
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc, Series 2016A:
4,725	5.000%, 10/01/42	10/24 at 102.00	BBB+	5,089,628
700	4.000%, 10/01/42	10/24 at 102.00	BBB+	722,764
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
1,000	5.000%, 12/01/42	12/23 at 100.00	BBB+	1,047,550
1,000	5.000%, 12/01/47	12/23 at 100.00	BBB+	1,044,650
700	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020, 4.000%, 10/01/45 (WI/DD, Settling 12/01/20)	10/26 at 103.00	A-	765,128
1,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2016, 4.000%, 1/01/37	1/25 at 102.00	BBB-	1,002,650
845	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc, Refunding Series 2017A, 5.000%, 1/01/48	1/23 at 103.00	BBB-	885,061
3,300	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 5.250%, 1/01/54	1/24 at 104.00	N/R	3,462,789

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$ 1,500	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016, 5.000%, 1/01/46	1/25 at 102.00	BB	$1,495,680
	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc/United Church Homes and Services Obligated Group, Refunding Series 2016:
1,110	5.000%, 9/01/26	9/24 at 102.00	N/R	1,167,587
1,500	5.000%, 9/01/31	9/24 at 102.00	N/R	1,558,290
1,025	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45	7/27 at 103.00	A	1,130,924
18,405	Total Long-Term Care			19,372,701
	Tax Obligation/General – 4.7%
1,000	Arlington County, Virginia, General Obligation Bonds, Public Improvement Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	1,032,510
4,600	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/32	No Opt. Call	AA	3,606,584
3,000	Fairfax County, Virginia, General Obligation Bonds, Public Improvement Series 2020A, 5.000%, 10/01/39	4/30 at 100.00	AAA	4,024,140
500	Hampton, Virginia, General Obligation Bonds, Public Improvement Environmental Impact Green Series 2020A, 4.000%, 9/01/32 (WI/DD, Settling 12/02/20)	9/30 at 100.00	AA+	633,155
3,465	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2017A, 5.000%, 12/01/25	No Opt. Call	AAA	4,285,789
2,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2019A, 4.000%, 12/01/30	12/28 at 100.00	AAA	2,509,560
3,100	Newport News, Virginia, General Obligation Bonds, General improvement Series 2019A, 5.000%, 2/01/22	No Opt. Call	AA+	3,274,778
1,250	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2016A, 5.000%, 10/01/28	10/26 at 100.00	AAA	1,572,350
400	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2020A, 4.000%, 9/01/40	3/30 at 100.00	AAA	486,244
6,715	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA	3,635,770
370	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/32	No Opt. Call	AA+	532,600
805	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2019A, 4.000%, 7/15/32	7/29 at 100.00	AA+	1,004,809
7,110	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48	8/25 at 38.79	Aaa	2,584,840
34,315	Total Tax Obligation/General			29,183,129
	Tax Obligation/Limited – 26.3%
	Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017:
1,485	5.000%, 2/15/34	8/27 at 100.00	Aa1	1,869,155
1,000	5.000%, 2/15/35	8/27 at 100.00	Aa1	1,255,230
925	5.000%, 2/15/36	8/27 at 100.00	Aa1	1,155,908

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
$ 310	5.250%, 7/15/25 – ACA Insured	12/20 at 100.00	N/R	$310,372
520	5.500%, 7/15/35 – ACA Insured	12/20 at 100.00	N/R	520,411
1,000	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26	3/22 at 100.00	N/R	1,006,600
100	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	104,139
1,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34	10/27 at 100.00	AA+	1,263,950
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37	4/27 at 100.00	AA+	1,228,750
1,500	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery, 5.000%, 8/01/34	8/30 at 100.00	AA+	2,028,420
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,000	5.000%, 11/15/33	11/25 at 100.00	BB	3,391,620
1,000	5.000%, 11/15/35	11/25 at 100.00	BB	1,127,130
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	BB	1,053,181
500	5.250%, 1/01/36	1/22 at 100.00	BB	517,730
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,165,900
1,000	5.000%, 12/01/33	12/26 at 100.00	BB	1,156,190
	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Senior Lien Series 2020A:
3,000	5.000%, 7/01/45	7/30 at 100.00	AA	3,911,760
2,000	5.250%, 7/01/60	7/30 at 100.00	AA	2,612,080
2,965	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa2	3,185,062
	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A:
1,000	5.000%, 7/01/36	1/28 at 100.00	AA+	1,265,680
2,365	5.000%, 7/01/38	1/28 at 100.00	AA+	2,966,396
6,000	5.000%, 7/01/48	1/28 at 100.00	AA+	7,391,220
1,000	5.000%, 7/01/52	1/28 at 100.00	AA+	1,227,510
9,760	5.500%, 7/01/57	1/28 at 100.00	AA+	12,280,618
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 – AGM Insured	11/31 at 37.76	AA	788,580
960	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	964,301

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Mosaic District Community Development Authority, Fairfax County, Virginia, Revenue Bonds, Refunding Series 2020A, 4.000%, 3/01/35 (WI/DD, Settling 12/03/20)	3/30 at 100.00	A2	$1,183,890
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
365	4.500%, 9/01/28, 144A	9/27 at 100.00	N/R	380,144
800	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	846,416
2,185	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	2,306,289
4,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	4,712,210
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
48	0.000%, 7/01/24	No Opt. Call	N/R	44,906
81	0.000%, 7/01/27	No Opt. Call	N/R	71,061
79	0.000%, 7/01/29	7/28 at 98.64	N/R	65,831
102	0.000%, 7/01/31	7/28 at 91.88	N/R	78,000
115	0.000%, 7/01/33	7/28 at 86.06	N/R	81,181
84	4.500%, 7/01/34	7/25 at 100.00	N/R	90,059
3,247	0.000%, 7/01/51	7/28 at 30.01	N/R	704,502
8,615	5.000%, 7/01/58	7/28 at 100.00	N/R	9,502,086
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
1,680	4.329%, 7/01/40	7/28 at 100.00	N/R	1,795,853
61	4.536%, 7/01/53	7/28 at 100.00	N/R	65,410
31	4.784%, 7/01/58	7/28 at 100.00	N/R	33,748
	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015:
500	5.000%, 9/01/23, 144A	No Opt. Call	A	547,505
1,000	5.000%, 9/01/30, 144A	9/25 at 100.00	A	1,126,000
1,000	5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,113,970
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/28 – FGIC Insured	12/20 at 100.00	Baa2	1,017,010
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,517,088
1,070	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,159,869
670	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Series 2013A, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	726,273
515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	551,323
4,000	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A, 4.000%, 4/15/33	4/30 at 100.00	AA+	4,977,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Virginia College Building Authority Educational Facilities Revenue Bonds 21st Century College and Equipment Programs Series 2020A:
$ 1,500	4.000%, 2/01/36	2/30 at 100.00	AA+	$1,853,010
2,000	4.000%, 2/01/37	2/30 at 100.00	AA+	2,461,900
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Refunding Series 2017E:
1,000	5.000%, 2/01/30	2/28 at 100.00	AA+	1,296,470
2,000	5.000%, 2/01/32	2/28 at 100.00	AA+	2,571,040
	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019A:
2,835	5.000%, 2/01/29	No Opt. Call	AA+	3,810,325
3,000	5.000%, 2/01/30	2/29 at 100.00	AA+	4,001,430
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2019B, 5.000%, 2/01/31	2/29 at 100.00	AA+	2,655,560
3,500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30	9/26 at 100.00	AA+	4,358,410
4,370	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/34	9/30 at 100.00	AA+	5,893,338
1,210	Virginia Port Authority, General Fund Revenue Bonds, Refunding Taxable Series 2020B, 5.000%, 7/01/29 (AMT)	No Opt. Call	AA+	1,603,758
1,430	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2016C, 5.000%, 8/01/36 (AMT)	8/26 at 100.00	AA+	1,745,358
2,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, 4.000%, 8/01/38 (AMT)	8/29 at 100.00	AA+	2,451,980
	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2020A:
1,000	5.000%, 8/01/31	8/30 at 100.00	AA+	1,379,590
1,000	5.000%, 8/01/34	8/30 at 100.00	AA+	1,362,110
2,500	5.000%, 8/01/36	8/30 at 100.00	AA+	3,379,375
6,000	5.000%, 8/01/37	8/30 at 100.00	AA+	8,077,980
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2015A, 5.000%, 8/01/26	8/25 at 100.00	AA+	2,434,700
3,030	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Infrastructutre Series 2020C, 5.000%, 11/01/29	No Opt. Call	AAA	4,146,676
	Virginia Resources Authority, Infrastructure and State Moral Obligation Revenue Bonds, Pooled Loan Bond Program, Series 2019B:
500	4.000%, 11/01/37	11/29 at 100.00	AAA	612,155
500	4.000%, 11/01/38	11/29 at 100.00	AAA	610,470
25	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42	11/22 at 100.00	AAA	27,070
35	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/21	12/20 at 100.00	Aa1	35,135
1,000	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2015D, 5.000%, 11/01/40	11/25 at 100.00	AAA	1,206,910

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2012, 4.000%, 5/15/37	5/22 at 100.00	AA+	$1,045,430
5,640	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017, 4.000%, 5/15/42	5/27 at 100.00	AA+	6,539,467
3,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2019, 5.000%, 5/15/32	5/29 at 100.00	AA+	3,977,700
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45	7/30 at 100.00	AA	1,295,620
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Aa2	1,235,870
139,278	Total Tax Obligation/Limited			163,514,354
	Transportation – 23.5%
	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A:
735	5.000%, 7/01/33	7/26 at 100.00	A2	870,358
350	4.000%, 7/01/36	7/26 at 100.00	A2	390,691
770	4.000%, 7/01/38	7/26 at 100.00	A2	855,755
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,963,494
	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016:
2,875	5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	3,405,437
6,535	5.000%, 7/01/46	7/26 at 100.00	BBB	7,512,832
	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000	0.000%, 7/15/32 (4)	7/28 at 100.00	BBB+	3,128,850
1,755	0.000%, 7/15/40 – AGM Insured (4)	7/28 at 100.00	AA	1,952,648
1,620	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/47	7/22 at 100.00	BBB+	1,687,894
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
305	4.000%, 10/01/38	10/29 at 100.00	A-	348,661
2,180	4.000%, 10/01/53 – AGM Insured	10/29 at 100.00	AA	2,464,861
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36	10/28 at 100.00	A	2,493,160
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	3,131,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
$ 4,200	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA	$3,857,154
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA	4,192,461
13,000	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	8,687,510
5,250	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	6,597,937
3,300	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	4,336,002
5,200	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	6,204,172
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
625	5.000%, 10/01/34 (AMT)	10/27 at 100.00	Aa3	762,719
3,000	5.000%, 10/01/42 (AMT)	10/27 at 100.00	Aa3	3,588,840
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
3,000	5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aa3	3,758,640
3,345	5.000%, 10/01/37 (AMT)	10/28 at 100.00	Aa3	4,109,567
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A:
1,000	5.000%, 10/01/38 (AMT)	10/29 at 100.00	Aa3	1,251,200
4,000	5.000%, 10/01/40 (AMT)	10/29 at 100.00	Aa3	4,982,400
1,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020B Forward Delivery, 4.000%, 10/01/39	10/30 at 100.00	Aa3	1,204,000
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
150	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	151,347
595	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	598,005
	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019:
1,585	5.000%, 7/01/38	7/29 at 100.00	A-	1,936,141
775	5.000%, 7/01/39	7/29 at 100.00	A-	944,671
1,185	5.000%, 7/01/43	7/29 at 100.00	A-	1,429,560
490	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	513,863
645	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	A	676,334
3,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	3,592,560

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
$ 7,725	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	$8,839,177
2,825	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	3,226,941
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012:
3,575	5.000%, 7/01/34 (AMT)	1/22 at 100.00	BBB	3,716,391
1,500	5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,555,050
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
1,000	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	1,035,020
4,015	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	4,150,948
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,500	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,576,620
2,665	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	2,841,636
11,590	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	12,132,296
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
2,000	5.000%, 7/01/30	7/27 at 100.00	AA	2,514,120
1,000	5.000%, 7/01/33	7/27 at 100.00	AA	1,241,680
2,000	5.000%, 7/01/36	7/27 at 100.00	AA	2,456,660
1,400	5.000%, 7/01/37	7/27 at 100.00	AA	1,713,642
3,250	5.000%, 7/01/42	7/27 at 100.00	AA	3,937,407
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37	7/27 at 100.00	AA-	1,224,030
135,120	Total Transportation			145,742,502
	U.S. Guaranteed – 7.2% (5)
525	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA	576,943
2,000	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 5.000%, 10/01/33 (Pre-refunded 4/01/26)	4/26 at 100.00	AAA	2,500,320
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	1,382,614
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A:
300	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	301,185
1,200	5.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	AA+	1,204,740
	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A:
1,400	5.000%, 10/01/40 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	1,836,800
2,100	5.000%, 10/01/42 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,755,200
1,770	5.000%, 10/01/43 (Pre-refunded 10/01/27)	10/27 at 100.00	AA+	2,322,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 3,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Washington & Lee University, Series 2013, 5.000%, 1/01/43 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	$3,156,030
3,755	Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series 2019, 5.000%, 8/01/46 (Pre-refunded 8/01/28)	8/28 at 100.00	AAA	5,003,951
1,870	Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C, 5.000%, 9/01/31 (Pre-refunded 3/01/27)	3/27 at 100.00	AAA	2,409,532
1,570	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,626,975
235	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	246,553
1,415	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series 2015B, 5.000%, 8/01/21 (ETM)	No Opt. Call	N/R	1,460,039
4,500	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/38 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+	5,438,610
2,180	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Refunding Series 2012A, 5.000%, 8/01/24 (Pre-refunded 8/01/22)	8/22 at 100.00	AA+	2,352,591
1,895	Virginia Public School Authority, Special Obligation School Financing Bonds, Montgomery County, Series 2011, 5.000%, 1/15/27 (Pre-refunded 1/15/21)	1/21 at 100.00	AA+	1,906,086
3,975	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A, 5.000%, 11/01/42 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	4,335,254
1,000	Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/37 (Pre-refunded 12/01/26)	12/26 at 100.00	N/R	1,273,000
1,665	Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2014A, 5.000%, 1/01/44 (Pre-refunded 1/01/24)	1/24 at 100.00	A+	1,903,112
890	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, 0.000%, 8/15/48 (Pre-refunded 8/15/25)	8/25 at 38.79	Aaa	336,117
38,465	Total U.S. Guaranteed			44,327,892
	Utilities – 6.1%
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	2,015,000
3,660	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,794,542
2,500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	2,772,125
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33	7/27 at 100.00	A-	1,189,330
1,735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	2,134,449
825	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/33	10/27 at 100.00	BBB	976,685

Nuveen Virginia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Guam Power Authority, Revenue Bonds, Series 2012A:
$ 390	5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	$422,226
1,500	5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,617,795
1,350	5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	1,451,196
3,085	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	3,200,687
2,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008B, 0.750%, 11/01/35 (Mandatory Put 9/02/25)	No Opt. Call	A2	2,022,560
4,000	Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44	11/24 at 100.00	AA+	4,718,440
1,715	Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42	11/27 at 100.00	AA+	2,134,197
1,355	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.125%, 7/01/37	7/22 at 100.00	CCC	1,407,506
5,000	Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A, 5.000%, 1/15/32	1/26 at 100.00	Aa1	6,146,050
1,000	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (AMT) (Mandatory Put 7/01/38), 144A	7/23 at 100.00	B	1,030,940
1,000	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	1,022,820
34,115	Total Utilities			38,056,548
$ 545,213	Total Municipal Bonds (cost $557,379,604)			608,236,562

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Airlines – 0.1%
32,138	American Airlines Group Inc, (6)	$ 454,110
	Total Common Stocks (cost $905,444)	454,110
	Total Long-Term Investments (cost $558,285,048)	608,690,672

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6%
	MUNICIPAL BONDS – 0.6%
	Education and Civic Organizations – 0.3%
$ 1,700	Loudoun County Industrial Development Authority, Virginia, Multi-Modal Revenue Bonds, Howard Hughes Medical Institute, Variable Rate Demand Obiligations, Series 2013A, 0.110%, 6/01/43 (7)	11/20 at 100.00	A-1+	$ 1,700,000
	Health Care – 0.2%
965	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Variable Rate Demand Obiligations, Series 2016C, 0.120%, 5/15/42 (7)	11/20 at 100.00	A-1+	965,000
	Utilities – 0.1%
800	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Variable Rate Demand Obiligations, Series 2005, 0.080%, 1/01/30 (7)	11/20 at 100.00	A-1	800,000
$ 3,465	Total Short-Term Investments (cost $3,465,000)			3,465,000
	Total Investments (cost $561,750,048) – 98.6%			612,155,672
	Other Assets Less Liabilities – 1.4%			8,934,663
	Net Assets – 100%			$ 621,090,335
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2020
(Unaudited)
	Maryland	Pennsylvania	Virginia
Assets
Long-term investments, at value (cost $247,252,591, $446,916,801 and $558,285,048, respectively)	$264,002,440	$475,164,299	$608,690,672
Short-term investments, at value (cost approximates value)	—	25,815,000	3,465,000
Cash	4,460,835	3,326,984	3,091,337
Cash collateral at brokers for investments in futures contracts(1)	—	60,008	—
Receivable for:
Interest	3,786,922	5,344,482	7,475,764
Investments sold	15,000	11,340,747	980,833
Shares sold	1,466,881	563,905	1,792,412
Variation margin on futures contracts	—	625	—
Other assets	9,600	34,020	67,224
Total assets	273,741,678	521,650,070	625,563,242
Liabilities
Payable for:
Dividends	149,243	287,641	298,733
Investments purchased - when-issued/delayed-delivery settlement	1,291,620	3,395,741	2,520,208
Shares redeemed	439,249	540,978	1,102,455
Accrued expenses:
Management fees	109,777	206,058	245,425
Trustees fees	867	27,115	59,816
12b-1 distribution and service fees	29,677	50,382	63,260
Other	108,958	167,957	183,010
Total liabilities	2,129,391	4,675,872	4,472,907
Net assets	$271,612,287	$516,974,198	$621,090,335

Class A Shares
Net assets	$105,039,605	$187,586,578	$254,109,937
Shares outstanding	9,539,027	16,544,803	21,928,323
Net asset value ("NAV") per share	$ 11.01	$ 11.34	$ 11.59
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 11.49	$ 11.84	$ 12.10
Class C Shares
Net assets	$ 11,803,854	$ 19,610,283	$ 22,107,394
Shares outstanding	1,076,510	1,736,433	1,909,143
NAV and offering price per share	$ 10.96	$ 11.29	$ 11.58
Class C2 Shares
Net assets	$ 4,144,368	$ 5,949,423	$ 6,421,766
Shares outstanding	377,495	526,187	554,590
NAV and offering price per share	$ 10.98	$ 11.31	$ 11.58
Class I Shares
Net assets	$150,624,460	$303,827,914	$338,451,238
Shares outstanding	13,679,397	26,841,439	29,265,762
NAV and offering price per share	$ 11.01	$ 11.32	$ 11.56
Fund level net assets consist of:
Capital paid-in	$263,146,606	$486,822,822	$589,196,726
Total distributable earnings	8,465,681	30,151,376	31,893,609
Fund level net assets	$271,612,287	$516,974,198	$621,090,335
Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2020
(Unaudited)
	Maryland	Pennsylvania	Virginia
Investment Income	$ 4,367,082	$ 7,814,138	$ 9,079,823
Expenses
Management fees	653,787	1,240,689	1,458,557
12b-1 service fees - Class A Shares	101,516	183,458	241,795
12b-1 distribution and service fees - Class C Shares	61,638	98,528	108,787
12b-1 distribution and service fees - Class C2 Shares	21,269	29,961	31,860
Shareholder servicing agent fees	52,343	101,844	124,530
Interest expense	6,159	7,094	7,920
Custodian fees	26,520	36,198	38,107
Professional fees	25,671	34,852	37,842
Trustees fees	3,724	7,236	8,565
Shareholder reporting expenses	10,738	15,269	16,990
Federal and state registration fees	7,178	6,450	7,860
Other	3,137	4,558	4,444
Total expenses	973,680	1,766,137	2,087,257
Net investment income (loss)	3,393,402	6,048,001	6,992,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	76,495	88,409	(68,091)
Futures contracts	—	5,566	—
Change in net unrealized appreciation (depreciation) of:
Investments	7,698,533	6,850,064	16,355,927
Futures contracts	—	9,359	—
Net realized and unrealized gain (loss)	7,775,028	6,953,398	16,287,836
Net increase (decrease) in net assets from operations	$11,168,430	$13,001,399	$23,280,402
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	Maryland		Pennsylvania		Virginia
	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20	Six Months Ended 11/30/20	Year Ended 5/31/20
Operations
Net investment income (loss)	$ 3,393,402	$ 6,631,635	$ 6,048,001	$ 12,385,659	$ 6,992,566	$ 13,269,470
Net realized gain (loss) from:
Investments	76,495	(1,892,267)	88,409	2,673,136	(68,091)	(2,115,964)
Futures contracts	—	—	5,566	(402,701)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	7,698,533	(1,510,132)	6,850,064	(1,336,266)	16,355,927	3,348,805
Futures contracts	—	—	9,359	(18,123)	—	—
Net increase (decrease) in net assets from operations	11,168,430	3,229,236	13,001,399	13,301,705	23,280,402	14,502,311
Distributions to Shareholders
Dividends:
Class A Shares	(1,226,065)	(2,607,054)	(2,204,203)	(4,321,464)	(2,855,688)	(5,805,404)
Class C Shares	(98,498)	(232,817)	(159,199)	(359,724)	(172,043)	(371,869)
Class C2 Shares	(52,976)	(200,002)	(74,661)	(265,460)	(78,175)	(294,673)
Class I Shares	(1,837,662)	(3,904,925)	(3,851,318)	(7,580,486)	(4,168,675)	(7,585,079)
Decrease in net assets from distributions to shareholders	(3,215,201)	(6,944,798)	(6,289,381)	(12,527,134)	(7,274,581)	(14,057,025)
Fund Share Transactions
Proceeds from sale of shares	42,011,809	75,661,510	56,362,062	125,109,665	83,969,827	174,074,261
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,960,957	4,748,632	3,651,593	8,814,664	4,499,811	10,806,964
	43,972,766	80,410,142	60,013,655	133,924,329	88,469,638	184,881,225
Cost of shares redeemed	(28,345,755)	(58,051,906)	(35,358,595)	(78,989,079)	(50,853,619)	(82,328,813)
Net increase (decrease) in net assets from Fund share transactions	15,627,011	22,358,236	24,655,060	54,935,250	37,616,019	102,552,412
Net increase (decrease) in net assets	23,580,240	18,642,674	31,367,078	55,709,821	53,621,840	102,997,698
Net assets at the beginning of period	248,032,047	229,389,373	485,607,120	429,897,299	567,468,495	464,470,797
Net assets at the end of period	$271,612,287	$248,032,047	$516,974,198	$485,607,120	$621,090,335	$567,468,495
See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights
(Unaudited)
Maryland
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/94)
2021(d)	$10.68	$0.14	$ 0.32	$0.46	$(0.13)	$ —	$(0.13)	$11.01
2020	10.78	0.28	(0.09)	0.19	(0.29)	—	(0.29)	10.68
2019	10.59	0.32	0.19	0.51	(0.32)	—	(0.32)	10.78
2018	10.75	0.33	(0.17)	0.16	(0.32)	—	(0.32)	10.59
2017	10.92	0.33	(0.16)	0.17	(0.34)	—	(0.34)	10.75
2016	10.71	0.37	0.22	0.59	(0.38)	—	(0.38)	10.92
Class C (02/14)
2021(d)	10.63	0.09	0.33	0.42	(0.09)	—	(0.09)	10.96
2020	10.74	0.19	(0.09)	0.10	(0.21)	—	(0.21)	10.63
2019	10.54	0.24	0.19	0.43	(0.23)	—	(0.23)	10.74
2018	10.71	0.24	(0.18)	0.06	(0.23)	—	(0.23)	10.54
2017	10.88	0.25	(0.16)	0.09	(0.26)	—	(0.26)	10.71
2016	10.67	0.28	0.22	0.50	(0.29)	—	(0.29)	10.88
Class C2 (09/94)
2021(d)	10.64	0.11	0.33	0.44	(0.10)	—	(0.10)	10.98
2020	10.75	0.22	(0.10)	0.12	(0.23)	—	(0.23)	10.64
2019	10.55	0.26	0.20	0.46	(0.26)	—	(0.26)	10.75
2018	10.72	0.27	(0.18)	0.09	(0.26)	—	(0.26)	10.55
2017	10.89	0.27	(0.16)	0.11	(0.28)	—	(0.28)	10.72
2016	10.67	0.31	0.23	0.54	(0.32)	—	(0.32)	10.89
Class I (02/92)
2021(d)	10.68	0.15	0.32	0.47	(0.14)	—	(0.14)	11.01
2020	10.78	0.30	(0.08)	0.22	(0.32)	—	(0.32)	10.68
2019	10.59	0.34	0.19	0.53	(0.34)	—	(0.34)	10.78
2018	10.76	0.35	(0.18)	0.17	(0.34)	—	(0.34)	10.59
2017	10.93	0.36	(0.16)	0.20	(0.37)	—	(0.37)	10.76
2016	10.72	0.39	0.22	0.61	(0.40)	—	(0.40)	10.93

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

4.34%	$105,040	0.80%*	2.54%*	5%
1.79	97,106	0.81	2.59	18
4.90	83,241	0.84	3.06	17
1.50	67,550	0.83	3.05	23
1.65	62,412	0.82	3.09	46
5.58	66,981	0.83	3.45	18

3.93	11,804	1.60*	1.74*	5
0.98	12,507	1.61	1.79	18
4.09	11,164	1.63	2.26	17
0.61	13,027	1.63	2.26	23
0.86	14,089	1.62	2.30	46
4.79	11,119	1.63	2.65	18

4.17	4,144	1.35*	2.00*	5
1.14	7,468	1.36	2.05	18
4.42	11,085	1.38	2.51	17
0.84	19,597	1.38	2.51	23
1.09	24,105	1.37	2.54	46
5.12	29,954	1.38	2.90	18

4.43	150,624	0.60*	2.74*	5
2.01	130,951	0.61	2.79	18
5.14	123,900	0.64	3.26	17
1.63	86,059	0.63	3.25	23
1.87	87,944	0.62	3.31	46
5.81	73,360	0.63	3.65	18
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Pennsylvania
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/86)
2021(d)	$11.19	$0.13	$ 0.16	$ 0.29	$(0.14)	$ —	$(0.14)	$11.34
2020	11.15	0.29	0.04	0.33	(0.29)	( —)**	(0.29)	11.19
2019	10.80	0.33	0.40	0.73	(0.34)	(0.04)	(0.38)	11.15
2018	10.96	0.35	(0.15)	0.20	(0.36)	—	(0.36)	10.80
2017	11.33	0.36	(0.37)	(0.01)	(0.36)	—	(0.36)	10.96
2016	11.03	0.38	0.32	0.70	(0.40)	—	(0.40)	11.33
Class C (02/14)
2021(d)	11.14	0.09	0.15	0.24	(0.09)	—	(0.09)	11.29
2020	11.11	0.20	0.03	0.23	(0.20)	( —)**	(0.20)	11.14
2019	10.76	0.24	0.40	0.64	(0.25)	(0.04)	(0.29)	11.11
2018	10.92	0.26	(0.15)	0.11	(0.27)	—	(0.27)	10.76
2017	11.28	0.27	(0.36)	(0.09)	(0.27)	—	(0.27)	10.92
2016	10.98	0.29	0.32	0.61	(0.31)	—	(0.31)	11.28
Class C2 (02/94)
2021(d)	11.15	0.10	0.16	0.26	(0.10)	—	(0.10)	11.31
2020	11.12	0.23	0.03	0.26	(0.23)	( —)**	(0.23)	11.15
2019	10.77	0.27	0.39	0.66	(0.27)	(0.04)	(0.31)	11.12
2018	10.93	0.29	(0.16)	0.13	(0.29)	—	(0.29)	10.77
2017	11.29	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	10.93
2016	10.98	0.32	0.33	0.65	(0.34)	—	(0.34)	11.29
Class I (02/97)
2021(d)	11.17	0.14	0.16	0.30	(0.15)	—	(0.15)	11.32
2020	11.13	0.31	0.05	0.36	(0.32)	( —)**	(0.32)	11.17
2019	10.79	0.35	0.38	0.73	(0.35)	(0.04)	(0.39)	11.13
2018	10.94	0.37	(0.14)	0.23	(0.38)	—	(0.38)	10.79
2017	11.30	0.38	(0.36)	0.02	(0.38)	—	(0.38)	10.94
2016	11.00	0.40	0.32	0.72	(0.42)	—	(0.42)	11.30

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

2.57%	$187,587	0.78%*	2.32%*	9%
3.02	175,578	0.78	2.60	12
6.91	152,034	0.80	3.03	14
1.85	122,968	0.81	3.22	12
(0.02)	122,416	0.80	3.26	11
6.47	126,511	0.81	3.43	16

2.17	19,610	1.58*	1.52*	9
2.12	19,708	1.58	1.80	12
6.05	18,812	1.60	2.24	14
1.02	20,561	1.61	2.42	12
(0.77)	21,369	1.60	2.46	11
5.65	17,541	1.60	2.60	16

2.38	5,949	1.33*	1.77*	9
2.39	9,725	1.33	2.06	12
6.31	15,682	1.35	2.49	14
1.24	30,204	1.36	2.67	12
(0.52)	33,031	1.35	2.71	11
5.97	39,609	1.36	2.90	16

2.68	303,828	0.58*	2.52*	9
3.24	280,596	0.58	2.80	12
7.00	243,370	0.60	3.23	14
2.11	188,492	0.61	3.41	12
0.24	173,811	0.60	3.46	11
6.66	157,668	0.61	3.64	16

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2020.
*	Annualized.
**	Rounds to more than $(0.01) per share.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Virginia
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2021(d)	$11.28	$0.13	$ 0.32	$0.45	$(0.14)	$ —	$(0.14)	$11.59
2020	11.25	0.28	0.05	0.33	(0.30)	—	(0.30)	11.28
2019	11.00	0.32	0.25	0.57	(0.32)	—	(0.32)	11.25
2018	11.18	0.33	(0.18)	0.15	(0.33)	—	(0.33)	11.00
2017	11.38	0.33	(0.21)	0.12	(0.32)	—	(0.32)	11.18
2016	11.05	0.34	0.35	0.69	(0.36)	—	(0.36)	11.38
Class C (02/14)
2021(d)	11.27	0.08	0.32	0.40	(0.09)	—	(0.09)	11.58
2020	11.24	0.19	0.05	0.24	(0.21)	—	(0.21)	11.27
2019	10.99	0.23	0.25	0.48	(0.23)	—	(0.23)	11.24
2018	11.17	0.24	(0.18)	0.06	(0.24)	—	(0.24)	10.99
2017	11.37	0.24	(0.21)	0.03	(0.23)	—	(0.23)	11.17
2016	11.04	0.25	0.35	0.60	(0.27)	—	(0.27)	11.37
Class C2 (10/93)
2021(d)	11.27	0.10	0.32	0.42	(0.11)	—	(0.11)	11.58
2020	11.24	0.22	0.05	0.27	(0.24)	—	(0.24)	11.27
2019	10.99	0.26	0.25	0.51	(0.26)	—	(0.26)	11.24
2018	11.17	0.27	(0.18)	0.09	(0.27)	—	(0.27)	10.99
2017	11.36	0.27	(0.21)	0.06	(0.25)	—	(0.25)	11.17
2016	11.04	0.28	0.34	0.62	(0.30)	—	(0.30)	11.36
Class I (02/97)
2021(d)	11.25	0.14	0.32	0.46	(0.15)	—	(0.15)	11.56
2020	11.23	0.30	0.04	0.34	(0.32)	—	(0.32)	11.25
2019	10.97	0.34	0.26	0.60	(0.34)	—	(0.34)	11.23
2018	11.15	0.35	(0.18)	0.17	(0.35)	—	(0.35)	10.97
2017	11.35	0.35	(0.21)	0.14	(0.34)	—	(0.34)	11.15
2016	11.02	0.36	0.34	0.70	(0.37)	—	(0.37)	11.35

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

3.97%	$254,110	0.77%*	2.27%*	5%
2.94	228,436	0.78	2.49	10
5.34	202,986	0.80	2.93	29
1.38	180,675	0.80	3.01	26
1.08	173,725	0.79	2.96	34
6.31	197,825	0.79	3.08	15

3.57	22,107	1.57*	1.47*	5
2.13	21,219	1.58	1.69	10
4.48	18,999	1.60	2.13	29
0.56	19,949	1.60	2.21	26
0.27	21,222	1.59	2.17	34
5.47	16,268	1.59	2.25	15

3.70	6,422	1.32*	1.73*	5
2.40	11,372	1.33	1.94	10
4.74	16,218	1.35	2.39	29
0.78	28,535	1.35	2.46	26
0.58	33,801	1.34	2.41	34
5.66	43,353	1.34	2.53	15

4.08	338,451	0.57*	2.47*	5
3.06	306,442	0.58	2.69	10
5.62	226,267	0.60	3.12	29
1.55	192,830	0.60	3.21	26
1.25	190,844	0.59	3.16	34
6.50	162,288	0.59	3.28	15

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the six months ended November 30, 2020.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of the Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2020, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2020 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Funds' financial statements and various filings.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements (Unaudited) (continued)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price, and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Maryland	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$263,802,076	$ —	$263,802,076
Common Stocks	200,364	—	—	200,364
Total	$200,364	$263,802,076	$ —	$264,002,440

Pennsylvania	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$467,851,315	$ —	$467,851,315
Common Stocks	—	7,312,984**	—	7,312,984
Short-Term Investments*:
Municipal Bonds	—	25,815,000	—	25,815,000
Investments in Derivatives:
Futures Contracts***	(8,764)	—	—	(8,764)
Total	$(8,764)	$496,979,299	$ —	$496,970,535

Virginia	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$608,236,562	$ —	$608,236,562
Common Stocks	454,110	—	—	454,110
Short-Term Investments*:
Municipal Bonds	—	3,465,000	—	3,465,000
Total	$454,110	$611,701,562	$ —	$612,155,672

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the

Notes to Financial Statements (Unaudited) (continued)
Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding self-deposited Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
	Maryland	Pennsylvania	Virginia
Purchases	$26,324,354	$41,567,134	$71,968,272
Sales and maturities	13,088,619	43,246,178	30,230,134
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Pennsylvania used futures to manage the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Pennsylvania
Average notional amount of futures contracts outstanding*	$(5,632,630)

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Pennsylvania
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$(8,764)	—	$ —
*     Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in net Unrealized Appreciation (Depreciation) of Futures Contracts
Pennsylvania	Interest rate	Futures contracts	$5,566	$9,359
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (Unaudited) (continued)
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/20		Year Ended 5/31/20
Maryland	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,367,085	$ 14,914,981	2,654,801	$ 28,893,780
Class A – automatic conversion of Class C2 Shares	2,336	25,325	65,308	709,823
Class C	60,365	654,653	238,309	2,579,270
Class C2	936	10,083	16,415	177,427
Class I	2,421,692	26,406,767	4,006,678	43,301,210
Shares issued to shareholders due to reinvestment of distributions:
Class A	72,483	792,927	174,340	1,890,819
Class C	5,470	59,580	15,636	168,860
Class C2	3,351	36,550	12,835	138,903
Class I	97,998	1,071,900	235,196	2,550,050
	4,031,716	43,972,766	7,419,518	80,410,142
Shares redeemed:
Class A	(997,832)	(10,884,105)	(1,520,045)	(16,235,960)
Class C	(165,794)	(1,800,816)	(117,380)	(1,259,176)
Class C2	(325,969)	(3,556,254)	(293,349)	(3,177,632)
Class C2 – automatic conversion to Class A Shares	(2,344)	(25,325)	(65,501)	(709,823)
Class I	(1,107,253)	(12,079,255)	(3,466,609)	(36,669,315)
	(2,599,192)	(28,345,755)	(5,462,884)	(58,051,906)
Net increase (decrease)	1,432,524	$ 15,627,011	1,956,634	$ 22,358,236

	Six Months Ended 11/30/20		Year Ended 5/31/20
Pennsylvania	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,933,343	$ 21,811,085	3,674,357	$ 41,238,877
Class A – automatic conversion of Class C2 Shares	32,348	363,910	88,350	986,528
Class C	120,339	1,352,659	379,882	4,252,837
Class C2	1,384	15,601	9,932	111,311
Class I	2,918,322	32,818,807	7,016,973	78,520,112
Shares issued to shareholders due to reinvestment of distributions:
Class A	141,534	1,595,210	334,344	3,752,651
Class C	10,488	117,727	28,763	321,592
Class C2	4,867	54,704	19,934	223,235
Class I	167,444	1,883,952	402,992	4,517,186
	5,330,069	60,013,655	11,955,527	133,924,329
Shares redeemed:
Class A	(1,258,105)	(14,187,329)	(2,038,818)	(22,709,559)
Class C	(163,041)	(1,831,534)	(333,884)	(3,715,760)
Class C2	(319,401)	(3,585,926)	(479,824)	(5,391,790)
Class C2 – automatic conversion to Class A Shares	(32,440)	(363,910)	(88,588)	(986,528)
Class I	(1,367,199)	(15,389,896)	(4,159,070)	(46,185,442)
	(3,140,186)	(35,358,595)	(7,100,184)	(78,989,079)
Net increase (decrease)	2,189,883	$ 24,655,060	4,855,343	$ 54,935,250

	Six Months Ended 11/30/20		Year Ended 5/31/20
Virginia	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,636,906	$ 30,296,591	4,110,037	$ 46,628,513
Class A – automatic conversion of Class C2 Shares	48	548	121	1,373
Class C	180,351	2,061,899	423,926	4,828,388
Class C2	1,383	15,752	4,014	45,585
Class I	4,506,005	51,595,037	10,892,409	122,570,402
Shares issued to shareholders due to reinvestment of distributions:
Class A	172,763	1,988,164	428,127	4,864,040
Class C	10,553	121,340	26,653	302,588
Class C2	4,667	53,655	19,241	218,583
Class I	203,473	2,336,652	478,153	5,421,753
	7,716,149	88,469,638	16,382,681	184,881,225
Shares redeemed:
Class A	(1,137,698)	(13,056,013)	(2,328,488)	(26,201,232)
Class C	(164,519)	(1,892,262)	(257,896)	(2,921,423)
Class C2	(460,333)	(5,282,981)	(456,551)	(5,187,836)
Class C2 – automatic conversion to Class A Shares	(48)	(548)	(121)	(1,373)
Class I	(2,672,617)	(30,621,815)	(4,297,294)	(48,016,949)
	(4,435,215)	(50,853,619)	(7,340,350)	(82,328,813)
Net increase (decrease)	3,280,934	$ 37,616,019	9,042,331	$102,552,412
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2020.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
	Maryland	Pennsylvania	Virginia
Tax cost of investments	$246,978,172	$472,647,100	$561,419,916
Gross unrealized:
Appreciation	$ 17,834,846	$ 31,340,847	$ 51,569,731
Depreciation	(810,578)	(3,017,412)	(833,975)
Net unrealized appreciation (depreciation) of investments	$ 17,024,268	$ 28,323,435	$ 50,735,756
Permanent differences, primarily due to taxable market discount, resulted in reclassifications among the Funds' components of net assets as of May 31, 2020, the Funds' last tax year end.

Notes to Financial Statements (Unaudited) (continued)
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2020, the Funds' last tax year end, were as follows:
	Maryland	Pennsylvania	Virginia
Undistributed net tax-exempt income[1]	$184,402	$ 433,108	$1,148,443
Undistributed net ordinary income[2]	1,243	174,953	2,729
Undistributed net long-term capital gains	—	2,427,951	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2020 through May 31, 2020, and paid on June 1, 2020.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended May 31, 2020 was designated for purposes of the dividends paid deduction as follows:
	Maryland	Pennsylvania	Virginia
Distributions from net tax-exempt income	$6,908,443	$12,501,468	$13,991,277
Distributions from net ordinary income[2]	36,355	—	65,748
Distributions from net long-term capital gains	—	25,666	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2020, the Funds' last tax year end, the following Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Maryland	Virginia
Not subject to expiration:
Short-term	$3,594,270	$ 7,043,815
Long-term	4,862,530	11,315,936
Total	$8,456,800	$18,359,751
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Maryland	Pennsylvania	Virginia
For the first $125 million	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2020, the complex-level fee for each Fund was 0.1561%.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incur a 0.55% annual 12b-1distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Maryland	Pennsylvania	Virginia
Sales charges collected	$91,991	$161,711	$218,488
Paid to financial intermediaries	90,423	155,408	214,490
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Maryland	Pennsylvania	Virginia
Commission advances	$86,564	$126,778	$206,249
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Notes to Financial Statements (Unaudited) (continued)
	Maryland	Pennsylvania	Virginia
12b-1 fees retained	$10,568	$17,884	$23,203
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Maryland	Pennsylvania	Virginia
CDSC retained	$49,327	$4,442	$14,049
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.405 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility's capacity (and its associated costs, as described below) based upon a multifactor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2021 unless extended or renewed.
The credit facility has the following terms: a 0.10% upfront fee, 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% (1.00% prior to June 24, 2020) per annum or (b) the Fed Funds rate plus 1.25% (1.00% prior to June 24, 2020) per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
9.  Subsequent Events
Class C Shares and C2 Shares
Effective March 1, 2021, Class C and Class C2 Shares will automatically convert to Class A Shares eight years after purchase.

Additional Fund Information
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Maryland Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Maryland Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Pennsylvania Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Virginia Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Virginia Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-MS1-1120D1466049-INV-B-01/22

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 5, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 5, 2021